As filed with the Securities and Exchange Commission on June 17, 2020

File No. 333-237892

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

( X ) Pre-Effective Amendment No. 1

(    ) Post-Effective Amendment No.

GREAT-WEST FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code (866) 831-7129

Jonathan Kreider

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

Copy to:

Ryan L. Logsdon

Vice President, Counsel & Secretary

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED: Shares of Common Stock (par value $0.10 per share) of the Registrant.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Dear Shareholder,

We wish to provide you with some important information concerning your investment in one or more of the “Target Funds” listed in the table below. The Board of Directors of Great-West Funds, Inc. (“Great-West Funds”) has approved reorganizations of each Target Fund into the corresponding “Acquiring Fund” listed in the table below. Each Target Fund and each corresponding Acquiring Fund is a series of Great-West Funds.

Target Fund (collectively the “Target Funds”)	Acquiring Fund (collectively the “Acquiring Funds”)
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060 Fund

As a result of these reorganizations, effective on or about August 14, 2020, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund.

The Target Funds and the Acquiring Funds (collectively, the “Funds”) share a common investment adviser, Great-West Capital Management, LLC (“GWCM”). Each of the Funds is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the “GWL&A Contract”) issued and guaranteed by Great-West Life & Annuity Insurance Company (“GWL&A”). The underlying mutual funds and the GWL&A Contract are referred to as the “Underlying Funds.” Currently, each Target Fund has identical investment objectives and substantially similar investment strategies and risks as the corresponding Acquiring Fund.

The Target Funds and Acquiring Funds have similar performance; however, the Acquiring Funds have historically performed better due to higher allocations to equity Underlying Funds. Each Acquiring Fund’s and each Target Fund’s investment advisory fees are calculated at the annual rate of 0.12% of net assets. The majority of the Acquiring Funds have a total expense ratio that is slightly higher than the Target Funds because equity Underlying Funds (which are generally more costly than fixed income Underlying Funds) represent a higher proportion of the Acquiring Funds’ allocations.

Each reorganization is intended to be a tax-free reorganization for federal income tax purposes, and the closing of each reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the reorganization will qualify as a tax-free reorganization for federal income tax purposes. As a result, we anticipate that shareholders will not recognize any gains or losses as a direct result of these reorganizations.

Detailed information about the Agreement and Plan of Reorganization (the “Agreement”) and the reasons for the Board’s approval of the Agreement are contained in the enclosed materials.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION OF YOUR TARGET FUND. You will automatically receive shares of the corresponding Acquiring Fund in exchange for your shares of the Target Fund on or about August 14, 2020. If you have any questions, please contact us at (866) 831-7129.

If you have any questions after considering the enclosed materials, please call.

Sincerely,

Jonathan D. Kreider

President & Chief Executive Officer

Great-West Funds, Inc.

Important Information for Shareholders of Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime Conservative 2055 Fund, and Great-West Lifetime Conservative 2060 Fund

The enclosed Information Statement/Prospectus describes the contemplated reorganization of each “Target Fund” listed in the table below into the corresponding “Acquiring Fund” listed in the table below. For the sake of simplicity, the reorganizations are collectively referred to as “this reorganization.” The Target Funds and the Acquiring Funds are collectively referred to herein as the “Funds” or individually as a “Fund.”

Target Fund (collectively the “Target Funds”)	Acquiring Fund (collectively the “Acquiring Funds”)
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060 Fund

Although we recommend that you read the complete Information Statement/Prospectus, for your convenience, we have provided the following brief overview of this reorganization. Please refer to the more complete information about this reorganization contained elsewhere in the Information Statement/Prospectus.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THIS REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

Q.	Why am I receiving this Information Statement/Prospectus?

A.

On April 21, 2020, the Board of Directors of Great-West Funds (the “Board”) approved the reorganization of each Target Fund into the corresponding Acquiring Fund, as set forth in the table above. As of the close of business on the effective date of this reorganization, investments in the Institutional Class, Investor Class, and Service Class shares of each Target Fund will automatically become investments in the corresponding class of the corresponding Acquiring Fund with an equal total net asset value. You will not incur any fees or charges or any federal income tax liability as a direct result of this reorganization. We anticipate this reorganization will occur on or about August 14, 2020. You are receiving this Information Statement/Prospectus because you are invested in one or more of the Target Funds through insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, individual retirement accounts, and/or qualified retirement plans (collectively, “Permitted Accounts”).

Q.	Why did we propose this reorganization for the Target Funds?

A.

Each of the Funds is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the “GWL&A Contract”) issued and guaranteed by Great-West Life & Annuity Insurance Company (“GWL&A”). The Funds are “target date” funds, meaning they have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives.

As a Fund approaches its respective target year (the presumed retirement year for the investor), it becomes more conservative as demonstrated by a declining allocation to equities.

The Board considered this reorganization upon the recommendation of GWCM, each Fund’s investment adviser. GWCM recommended this reorganization because the Target Funds have not attracted significant assets and GWCM does not believe the Target Funds will attract sufficient assets to sustain them. GWCM believes that this reorganization will benefit the Target Funds and their shareholders by, among other things, allowing the reorganization of each Target Fund into a fund with the same target date, identical investment objective, historically better performance, and substantially similar investment strategies, investment risks, and total expense ratio. The Board has concluded that the proposed reorganizations of the Target Funds into the Acquiring Funds is in the best interest of each Target Fund and its shareholders, and that the Target Funds’ existing shareholders will not be diluted as a result of the reorganizations. In reaching this conclusion, the Board considered a number of factors that are summarized below and discussed in greater detail in the enclosed materials.

Q.	How do the fees and expenses compare?

A.

Each Acquiring Fund’s investment advisory fee is calculated at the annual rate of 0.12% of net assets, which is equal to the investment advisory fee payable by each Target Fund. Each share class of each Target Fund and the corresponding Acquiring Fund has identical Rule 12b-1 fees (0.10% for Service Class) and shareholder services fees (0.35% for Investor Class and Service Class). The acquired fund fees and expenses of the Funds are substantially similar across all share classes as of December 31, 2019. However, due to greater costs associated with the Acquiring Funds’ higher allocations to equity Underlying Funds, as compared to the lower costs associated with the Target Funds’ higher allocations to fixed income Underlying Funds, the total expense ratio among the Acquiring Funds is typically slightly higher than the Target Funds.

GWCM and Great-West Funds do not currently intend to terminate any fee waivers. However, you should be aware that fees and expenses may increase in the future because the applicable waivers may be terminated within 90 days prior to their respective termination dates. For details on fees and expenses, please see the section entitled “Fees and Expenses” in the Information Statement/Prospectus.

Q.	Will shareholders of the Target Funds receive new shares in exchange for their current shares?

A.

Yes. As part of the reorganization, each shareholder of a Target Fund will receive shares of the corresponding class of the corresponding Acquiring Fund in an amount equal to the total net asset value of the Target Fund shares surrendered by such shareholder, in each case as of the close of trading on the date of the reorganization.

Q.	Will I have to pay federal income taxes as a result of this reorganization?

A.

No. This reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. It is expected that shareholders of the Target Funds and investors who hold shares of the Target Funds through a Permitted Account will recognize no gains or losses for federal income tax purposes as a direct result of this reorganization. The section entitled “The Proposed Reorganization—Material Federal Income Tax Consequences” of the Information Statement/Prospectus provides additional information regarding the federal income tax consequences of this reorganization.

Q.	Who will bear the costs of this reorganization?

A.

GWCM will bear all expenses of this reorganization even if a reorganization is not completed, including legal costs, audit fees, and printing and mailing expenses. GWCM estimates the costs of this reorganization to be $195,300.

Q.	What is the timetable for this reorganization?

A.	Each reorganization is expected to occur at the close of business on or about August 14, 2020.

Q.	Whom do I call if I have questions?

A.	If you need any assistance, or have any questions regarding this reorganization, please call (866) 831-7129.

Information Statement/Prospectus

Dated June 17, 2020

Relating to the Acquisition of the Assets and Liabilities of

each Target Fund by the Corresponding Acquiring Fund

Target Funds	Acquiring Funds
Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund
Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
Great-West Lifetime Conservative 2060 Fund	Great-West Lifetime 2060 Fund

This Information Statement/Prospectus is being furnished to shareholders of the following series of Great-West Funds, Inc. (“Great-West Funds”), a Maryland corporation and an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”): Great-West Lifetime Conservative 2015; Great-West Lifetime Conservative 2020; Great-West Lifetime Conservative 2025; Great-West Lifetime Conservative 2030; Great-West Lifetime Conservative 2035; Great-West Lifetime Conservative 2040; Great-West Lifetime Conservative 2045; Great-West Lifetime Conservative 2050; Great-West Lifetime Conservative 2055; and Great-West Lifetime Conservative 2060 Funds (each a “Target Fund” and, collectively, the “Target Funds”) in connection with the reorganization of each Target Fund into the corresponding Acquiring Fund as set forth in the chart above (each an “Acquiring Fund” and collectively, the “Acquiring Funds”). Each Acquiring Fund is also a series of Great-West Funds. The Target Funds and the Acquiring Funds are referred to herein collectively as the “Funds” and individually as a “Fund.”

Upon completion of this reorganization, holders of Institutional Class, Investor Class, and Service Class shares of each Target Fund will receive shares of the corresponding class of the corresponding Acquiring Fund with the same target date and with the same total net asset value as that of the Target Fund shares surrendered by such shareholders, in each case as of the close of trading on the closing date of this reorganization. The Board has determined that this reorganization is in the best interests of the shareholders of the Target Funds and the Acquiring Funds. The address, principal executive office and telephone number of Great-West Funds is 8515 East Orchard Road, Greenwood Village, Colorado 80111 and (866) 831-7129.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this Information Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Information Statement/Prospectus concisely sets forth the information shareholders of the Target Funds should know about this reorganization (in effect, investing in Institutional Class, Investor Class, and Service Class shares of the corresponding Acquiring Funds) and constitutes an offering of Institutional, Investor Class, and Service Class shares of common stock, par value $0.10 per share, of the Acquiring Funds. Please read it carefully and retain it for future reference.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THIS REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

The following documents contain additional information about the Funds, have been filed with the SEC and are incorporated into this Information Statement/Prospectus by reference:

i.

the Great-West Funds’ prospectuses, dated April 29, 2020, as supplemented through the date of this Information Statement/Prospectus, only insofar as they relate to the Acquiring Funds and Target Funds (File No. 811-03364);

ii.

the Acquiring Funds’ audited financial statements as of December 31, 2019, and the report of Deloitte & Touche LLP, an independent registered public accounting firm, as contained in the Funds’ annual reports for the fiscal year ended December 31, 2019 (File No. 811-03364).

iii.

the Target Funds’ audited financial statements as of December 31, 2019, and the report of Deloitte & Touche LLP, an independent registered public accounting firm, as contained in the Funds’ annual reports for the fiscal year ended December 31, 2019 (File No. 811-03364).

iv.	the statement of additional information relating to the proposed reorganizations, dated June 17, 2020 (the “Reorganization SAI”);

v.

the Great-West Funds’ statement of additional information dated April 29, 2020 (the “SAI”), as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Funds (File No. 811-03364).

No other parts of the documents referenced above are incorporated by reference herein.

Copies of the foregoing may be obtained without charge by calling (866) 831-7129 or writing to Great-West Funds, Inc., Attn: Secretary, 8515 East Orchard Road, Greenwood Village, Colorado 80111. If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

Great-West Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Great-West Funds (including the registration statement relating to the Acquiring Funds on Form N-14 of which this Information Statement/Prospectus is a part) may be inspected without charge and copied (for a duplication fee at prescribed rates) at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may call the SEC at (202) 551-8090 for information about the operation of the Public Reference Room. As of the date of this Information Statement/Prospectus, the Public Reference Room is closed due to the COVID-19 pandemic. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Potential Benefits to GWCM and its Affiliates	100
Conclusion	100
INFORMATION ABOUT OWNERSHIP OF SHARES OF THE FUND	101
Outstanding Shares	101
Beneficial Ownership	101
APPENDIX A – AGREEMENT AND PLAN OF REORGANIZATION	A-1

SUMMARY

The following is a summary of the more complete information contained in this Information Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the Agreement and Plan of Reorganization. Once this reorganization is complete, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund, and will cease to be shareholders of any Target Fund. You are receiving this Information Statement/Prospectus because you are invested in one or more of the Target Funds through insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, individual retirement accounts, qualified retirement plans, or college savings programs (collectively, “Permitted Accounts”).

Shareholders should read the entire Information Statement/Prospectus carefully together with the Acquiring Funds’ Prospectus which is incorporated herein by reference. This Information Statement/Prospectus constitutes an offering of Institutional Class, Investor Class, and Service Class shares of the Acquiring Funds only.

Background

Four of the Target Funds and their respective Acquiring Funds – (i) Great-West Lifetime Conservative 2020 Fund and Great-West Lifetime 2020 Fund, (ii) Great-West Lifetime Conservative 2030 Fund and Great-West Lifetime 2030, (iii) Great-West Lifetime Conservative 2040 Fund and Great-West Lifetime 2040, and (iv) Great-West Lifetime Conservative 2050 Fund and Great-West Lifetime 2050 – were launched on April 28, 2016.

Share classes of five of the Target Funds and their respective Acquiring Funds – (i) Great-West Lifetime Conservative 2015 Fund and Great-West Lifetime 2015 Fund, (ii) Great-West Lifetime Conservative 2025 Fund and Great-West Lifetime 2025 Fund, (iii) Great-West Lifetime Conservative 2035 Fund and Great-West Lifetime 2035 Fund, (iv) Great-West Lifetime Conservative 2045 Fund and Great-West Lifetime 2045 Fund, and (v) Great-West Lifetime Conservative 2055 Fund and Great-West Lifetime 2055 Fund – were launched on various dates as follows: Institutional Class – May 1, 2015, and Investor Class and Service Class – May 1, 2009.

Great-West Lifetime Conservative 2060 Fund and Great-West Lifetime 2060 Fund were launched on May 1, 2019.

Great-West Capital Management, LLC (“GWCM”) has been the adviser to each Fund since its inception. The Funds are managed by an Asset Allocation Committee of GWCM comprised of Andrew Corwin and Maria Mendelsberg.

Each Fund is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the “GWL&A Contract”) issued and guaranteed by Great-West Life & Annuity Insurance Company (“GWL&A”). The underlying mutual funds and the GWL&A Contract are referred to as the “Underlying Funds.”

The Funds are “target date” funds, meaning they have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives (a “Target Date Strategy”).

As a Fund approaches its respective target year (the presumed retirement year for the investor), it becomes more conservative as demonstrated by a declining allocation to equities. For more details regarding the differences in asset allocations, please see “Investment Strategies” below.

The Target Funds and Acquiring Funds have similar performance; however, the Acquiring Funds have historically performed better due to higher allocations to equity Underlying Funds.

The Acquiring Funds and the Target Funds investment advisory fees are calculated at the annual rate of 0.12% of a Fund’s net assets. Each share class of the Target Funds and Acquiring Funds has identical Rule 12b-1 fees (0.10% for Service Class) and shareholder services fees (0.35% for Investor Class and Service Class). The acquired fund fees and expenses of the Funds are substantially similar across all share classes as of December 31, 2019. However, due to greater costs associated with the Acquiring Funds’ higher allocations to equity Underlying Funds, as compared to the lower costs associated with the Target Funds’ higher allocations to fixed income Underlying Funds, the total expense ratios of the Acquiring Funds are typically slightly higher than the Target Funds.

This Reorganization

This Information Statement/Prospectus is furnished to shareholders of the Target Funds in connection with the combination of the Target Funds with and into the corresponding Acquiring Funds pursuant to the terms and conditions of the Agreement and Plan of Reorganization entered into by Great-West Funds, on behalf of the Funds, and GWCM (the “Agreement”). The Agreement provides for (i) the transfer of all the assets of each Target Fund to the corresponding Acquiring Fund in exchange for Institutional Class, Investor Class, and Service Class shares of common stock, par value $0.10 per share, of such Acquiring Fund and the assumption by the corresponding Acquiring Fund of all the liabilities of such Target Fund; and (ii) the distribution by each Target Fund of Institutional Class, Investor Class, and Service Class shares of the corresponding Acquiring Fund to the holders of the Target Fund’s Institutional Class, Investor Class, and Service Class shares, respectively, resulting in the complete liquidation and termination of the Target Funds. The Board unanimously approved this reorganization and the Agreement at a meeting held on April 21, 2020. Once this reorganization is completed, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund.

It is anticipated that the closing of this reorganization (the “Closing”) will occur at the close of business on or about August 14, 2020 (the “Closing Date”), but it may be at a different time as described herein. For a more detailed discussion about this reorganization, please see “The Proposed Reorganization” below.

Reasons for this Proposed Reorganization

The Board believes that this proposed reorganization would be in the best interests of the shareholders of the Target Funds and the Acquiring Funds. For a more detailed discussion of the Board’s considerations regarding the approval of this reorganization, see “The Board’s Approval of this Reorganization” below.

Distribution, Purchase, Redemption, Exchange of Shares and Dividends

The Funds have identical procedures for purchasing, exchanging and redeeming shares for each share class. Each Fund offers four classes of shares: Institutional Class, Investor Class, Service Class, and Class L. However, Class L shares of the Target Funds have not yet commenced operations. As such, only Institutional Class, Investor Class, and Service Class shares of the Target Funds will be exchanged for shares of the corresponding classes of the Acquiring Funds as a result of this reorganization. The corresponding classes of each Fund have the same investment eligibility criteria. Each Fund normally declares and pays dividends from net investment income, if any, semi-annually. For each Fund, any capital gains are normally distributed at least once a year. See “Comparison of the Funds— Purchase and Sale of Fund Shares” below for a more detailed discussion.

Material Federal Income Tax Consequences of the Reorganization

It is expected that none of the Funds or their respective shareholders will recognize gains or losses for federal income tax purposes as a direct result of this reorganization. For a more detailed discussion of the federal income tax consequences of this reorganization, please see “The Proposed Reorganization—Material Federal Income Tax Consequences” below.

COMPARISON OF THE FUNDS

Investment Objectives

Each Target Fund and its corresponding Acquiring Fund have identical investment objectives. For example, the investment objectives of both the Great-West Lifetime Conservative 2015 Fund and the Great-West Lifetime 2015 Fund are to seek income and secondarily, capital growth. The investment objectives of all other Target Funds and their respective Acquiring Funds are to seek capital appreciation and income consistent with their current asset allocation, and after the applicable target year, to primarily seek income and secondarily seek capital growth.

Investment Strategies

The Target Funds and the Acquiring Funds have substantially similar principal investment strategies, the only difference being that the Acquiring Funds have slightly higher allocations to equity Underlying Funds and lower allocations to fixed income Underlying Funds than the Target Funds. The Acquiring Funds are generally riskier due to their higher equity securities allocations, which may result in higher equity securities risk exposure. For more information about the Funds’ investment strategies, please see the Funds’ prospectuses , which are incorporated by reference and available without charge.

The principal investment strategies for each Fund are as follows:

The Funds seek to achieve their objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors who retired in the respective target year or are planning to retire in (or otherwise begin using the invested funds on), or close to, each Fund’s respective target year (which is assumed to be at age 65). The Funds are designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Each Target Fund and its corresponding Acquiring Fund have the same target date.

Depending on its risk profile and proximity to its respective target year, each Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income, and/or preservation of capital. Each Fund currently expects (as of the date of this Information Statement/Prospectus) to invest part of its net assets in Underlying Funds that invest primarily in equity securities, part of its net assets in Underlying Funds that invest primarily in fixed income securities and part of its net assets in Underlying Funds that invest primarily in real estate-related securities. Among the Underlying Funds, the Funds may also invest in the GWL&A Contracts. Over time, each Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives.

The following table demonstrates, under normal circumstances, how each Fund currently expects (as of the date of this Information Statement/Prospectus) to allocate among equity, fixed income and real estate Underlying Funds. Please note that each Fund’s allocations between equity, fixed income and real estate Underlying Funds will change over time as further described in this Information Statement/Prospectus. For more information about the Underlying Funds in which each Fund expects to invest, please see the Funds’ prospectuses , which are incorporated by reference and available without charge.

Target Fund	Equity Fund Allocation	Fixed Income Fund Allocation	Real Estate Fund Allocation
Great-West Lifetime Conservative 2015 Fund	15-35%	60-80%	0-10%
Great-West Lifetime Conservative 2020 Fund	20-40%	55-75%	0-10%
Great-West Lifetime Conservative 2025 Fund	25-45%	50-70%	0-10%
Great-West Lifetime Conservative 2030 Fund	30-50%	45-65%	0-10%
Great-West Lifetime Conservative 2035 Fund	40-60%	35-55%	0-10%
Great-West Lifetime Conservative 2040 Fund	50-70%	25-45%	0-10%
Great-West Lifetime Conservative 2045 Fund	60-80%	15-35%	0-10%
Great-West Lifetime Conservative 2050 Fund	65-85%	10-30%	0-10%
Great-West Lifetime Conservative 2055 Fund	70-90%	10-30%	0-10%

Target Fund	Equity Fund Allocation	Fixed Income Fund Allocation	Real Estate Fund Allocation
Great-West Lifetime Conservative 2060 Fund	70-90%	10-30%	0-10%

Acquiring Fund	Equity Fund Allocation	Fixed Income Fund Allocation	Real Estate Fund Allocation
Great-West Lifetime 2015 Fund	30-50%	45-65%	0-10%
Great-West Lifetime 2020 Fund	35-55%	40-60%	0-10%
Great-West Lifetime 2025 Fund	40-60%	35-55%	0-10%
Great-West Lifetime 2030 Fund	55-75%	25-45%	0-10%
Great-West Lifetime 2035 Fund	65-85%	15-35%	0-10%
Great-West Lifetime 2040 Fund	70-90%	5-25%	0-10%
Great-West Lifetime 2045 Fund	75-95%	2-20%	0-10%
Great-West Lifetime 2050 Fund	75-95%	2-20%	0-10%
Great-West Lifetime 2055 Fund	75-95%	2-20%	0-10%
Great-West Lifetime 2060 Fund	75-95%	2-20%	0-10%

GWCM uses asset allocation strategies to allocate assets among different broad asset classes and the Underlying Funds. The asset allocation strategies are the same for each Target Fund and its corresponding Acquiring Fund. The Underlying Funds and asset classes are identical for all Funds. However, as of the date of this Information Statement/Prospectus, target allocations to each asset class differ among the Funds. The following tables summarize the asset allocation ranges for each Target Fund and its corresponding Acquiring Fund:

Great-West Lifetime Conservative 2015 Fund and Great-West Lifetime 2015 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	10.26%	16.24%
Mid Cap	4.40%	6.96%
Small Cap	2.40%	3.30%
International	5.74%	9.56%
Emerging Markets	1.62%	2.70%
Bond	52.34%	41.39%
Real Estate	3.38%	4.18%
Short Term Bond/Cash*	19.86%	15.67%
*	Includes the GWL&A Contract.

Great-West Lifetime Conservative 2020 Fund and Great-West Lifetime 2020 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	11.65%	17.92%
Mid Cap	4.99%	7.68%
Small Cap	2.95%	4.03%

Asset Class	Target Fund	Acquiring Fund
International	6.98%	11.16%
Emerging Markets	2.08%	3.32%
Bond	51.41%	39.15%
Real Estate	3.54%	4.26%
Short Term Bond/Cash*	16.40%	12.48%

* Includes the GWL&A Contract.

Great-West Lifetime Conservative 2025 Fund and Great-West Lifetime 2025 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	13.31%	20.21%
Mid Cap	5.70%	8.67%
Small Cap	3.63%	4.98%
International	8.50%	13.30%
Emerging Markets	2.66%	4.16%
Bond	49.43%	35.07%
Real Estate	3.70%	4.34%
Short Term Bond/Cash*	13.07%	9.27%

* Includes the GWL&A Contract.

Great-West Lifetime Conservative 2030 Fund and Great-West Lifetime 2030 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	15.44%	23.36%
Mid Cap	6.62%	10.01%
Small Cap	4.51%	6.27%
International	10.51%	16.22%
Emerging Markets	3.46%	5.34%
Bond	45.76%	28.28%
Real Estate	3.86%	4.44%
Short Term Bond/Cash*	9.84%	6.08%

* Includes the GWL&A Contract.

Great-West Lifetime Conservative 2035 Fund and Great-West Lifetime 2035 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	18.44%	26.65%
Mid Cap	7.91%	11.42%
Small Cap	5.74%	7.78%
International	13.35%	19.52%
Emerging Markets	4.62%	6.74%

Asset Class	Target Fund	Acquiring Fund
Bond	39.23%	19.97%
Real Estate	4.04%	4.52%
Short Term Bond/Cash*	6.67%	3.40%

* Includes the GWL&A Contract.

Great-West Lifetime Conservative 2040 Fund and Great-West Lifetime 2040 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	21.80%	28.98%
Mid Cap	9.35%	12.42%
Small Cap	7.23%	9.14%
International	16.78%	22.36%
Emerging Markets	6.10%	8.10%
Bond	30.60%	12.76%
Real Estate	4.20%	4.60%
Short Term Bond/Cash*	3.94%	1.64%

* Includes the GWL&A Contract.

Great-West Lifetime Conservative 2045 Fund and Great-West Lifetime 2045 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	24.41%	29.77%
Mid Cap	10.48%	12.75%
Small Cap	8.63%	10.10%
International	19.97%	24.18%
Emerging Markets	7.60%	9.18%
Bond	22.47%	8.56%
Real Estate	4.38%	4.68%
Short Term Bond/Cash*	2.06%	0.78%

* Includes the GWL&A Contract.

Great-West Lifetime Conservative 2050 Fund and Great-West Lifetime 2050 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	25.50%	29.33%
Mid Cap	10.94%	12.57%
Small Cap	9.53%	10.67%
International	22.12%	25.08%
Emerging Markets	8.82%	9.96%
Bond	17.45%	7.17%
Real Estate	4.54%	4.76%

Asset Class	Target Fund	Acquiring Fund
Short Term Bond/Cash*	1.10%	0.46%

* Includes the GWL&A Contract.

Great-West Lifetime Conservative 2055 Fund and Great-West Lifetime 2055 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	25.31%	28.46%
Mid Cap	10.86%	12.20%
Small Cap	10.02%	11.08%
International	23.28%	25.60%
Emerging Markets	9.72%	10.64%
Bond	15.15%	6.75%
Real Estate	4.70%	4.84%
Short Term Bond/Cash*	0.96%	0.43%

* Includes the GWL&A Contract.

Great-West Lifetime Conservative 2060 Fund and Great-West Lifetime 2060 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	24.64%	27.49%
Mid Cap	10.56%	11.79%
Small Cap	10.29%	11.45%
International	24.00%	26.04%
Emerging Markets	10.46%	11.30%
Bond	14.30%	6.60%
Real Estate	4.86%	4.92%
Short Term Bond/Cash*	0.89%	0.41%
*	Includes the GWL&A Contract.

Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), real estate instruments, U.S. and foreign fixed income securities (including those rated below investment grade), derivatives, and short-term investments.

The Funds will rebalance their holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

In evaluating this reorganization, each Target Fund shareholder should consider the risks of investing in the corresponding Acquiring Fund, which are substantially similar to those of the Target Fund. The principal investment risks of investing in the Acquiring Funds are described in the following section entitled “Principal Investment Risks.”

Principal Investment Risks

The principal investment risks associated with the Target Funds are substantially similar to the principal investment risks associated with the Acquiring Funds.

The following is a summary of the principal investment risks of investing in the Funds:

Fund-of Funds Structure Risk

•

Since each Fund invests directly in Underlying Funds, all risks associated with the eligible Underlying Funds apply to each Fund. To the extent a Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since each Fund invests in Underlying Funds, you bear your proportionate share of expenses of the Fund and, indirectly, of the Underlying Funds, resulting in an additional layer of expenses.
•

Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of a Fund’s securities may be more susceptible to any single economic, political, or regulatory event than that experienced by a similarly structured diversified fund.

Single Issuer Risk - The GWL&A Contracts in which the Funds invest have a stable principal value and pay a fixed rate of interest to the Funds. GWL&A guarantees the principal and a minimum rate of interest on investments in a GWL&A Contract. However, if GWL&A becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest.

Target Date Fund Risk - Investments in target date funds are subject to the risks of their Underlying Funds. The year in each Fund name refers to the approximate year (the target date) when an investor in the Fund is planning to retire (or otherwise begin using the invested funds). Each Fund’s asset allocation is adjusted to become more conservative over time based on its target date. If an investor chooses to retire significantly earlier or later than the target date, a different asset allocation may be more appropriate. An investment in a target date fund is not guaranteed at any time, including on or after the target date. Investors should periodically monitor the portfolio to ensure it is in line with their current situation.

The following risks associated with Underlying Fund investments may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Derivatives Risk - Underlying Funds may invest in derivative instruments, including but not limited to, futures contracts, forward contracts, options, and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates, or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets. There can be no assurance that an Underlying Fund’s use of derivative contracts will work as intended.

Developing and Emerging Markets Risk - The risk that markets of developing and emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities are subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that an Underlying Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates). Fixed income securities rated below investment grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies and their issuers are less likely to make interest payments and repay principal.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political, and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Index Risk - The value of a mutual fund designed to track the performance of a specified securities benchmark index (“Index Fund”) will generally decline when the performance of its benchmark index declines. A benchmark index may perform unfavorably and/or underperform the market as a whole. An Index Fund is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause an Index Fund’s return to be lower than if an Index Fund employed an active strategy. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of fixed income securities generally declines and when interest rates decline, market values of such securities generally rise. The longer a security’s maturity, that is, the time remaining until the final payment on the security is due, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. Recent and potential future changes in monetary policy may affect the level of interest rates.

Investment Style Risk - Because the Funds invest in Underlying Funds with both growth and value characteristics, a Fund’s share price may be negatively affected if either investing approach falls out of favor.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. When there is little or no active trading market for a specific type of security, it can become difficult to sell the security at or near its perceived value. In such a market, the value of such securities and the Underlying Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in an Underlying Fund’s net asset value. Increased redemptions due to a rise in interest rates may require an Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk - A strategy used by an Underlying Fund’s portfolio managers may fail to produce the intended results.

Market Risk - The value of an Underlying Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by an Underlying Fund, particular industries represented in an Underlying Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of an Underlying Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Underlying Fund to invest the prepaid principal in lower yielding securities, and slower than expected prepayments may reduce the potential for the Underlying Fund to invest in higher yielding securities.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).

Real Estate Investment Trust (“REIT”) / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental, or technological factors that affect property values, rents, or real estate occupancies. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified.

Small, Medium, and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors in the past have been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, an Underlying Fund may also have limited legal recourse against the defaulting government entity.

Treasury Inflation Protected Securities (TIPS) Risk - Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to an Underlying Fund.

An investment in a Fund or an Underlying Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Although an investment in the Target Funds is subject to many of the same principal risks as an investment in the Acquiring Funds, there are certain differences in principal risks between the Funds as it relates to Mortgage-Backed and Asset-Backed Securities Risk, Portfolio Turnover Risk, and Treasury Inflation Protected Securities Risk:

•	Mortgage-Backed and Asset-Backed Securities Risk: Lifetime 2040 Fund, Lifetime 2045, Lifetime 2050 Fund, Lifetime 2055 Fund, Lifetime 2060 Fund are not subject to this risk;
•	Portfolio Turnover Risk: none of the Funds except Lifetime 2060 Fund is subject to this risk; and

•

Treasury Inflation Protected Securities Risk: Lifetime Conservative 2050 Fund, Lifetime 2050 Fund, Lifetime Conservative 2055 Fund, Lifetime 2055 Fund, Lifetime Conservative 2060 Fund, and Lifetime 2060 Fund are not subject to this risk.

The differences in principal risks between the Funds are also shown in the tables below. For more information about the Target Funds’ and Acquiring Funds’ risk, please see the Funds’ prospectuses which are incorporated by reference and available without charge.

Principal Investment Risks of the Fund	Lifetime Conservative 2015 Fund (Target Fund)	Lifetime 2015 Fund (Acquiring Fund)	Lifetime Conservative 2020 Fund (Target Fund)	Lifetime 2020 Fund (Acquiring Fund)	Lifetime Conservative 2025 Fund (Target Fund)	Lifetime 2025 Fund (Acquiring Fund)	Lifetime Conservative 2030 Fund (Target Fund)	Lifetime 2030 Fund (Acquiring Fund)
Fund-of-Funds Structure Risk	X	X	X	X	X	X	X	X
Single Issuer Risk	X	X	X	X	X	X	X	X
Target Date Fund Risk	X	X	X	X	X	X	X	X

Principal Investment Risks of the Fund	Lifetime Conservative 2035 Fund (Target Fund)	Lifetime 2035 Fund (Acquiring Fund)	Lifetime Conservative 2040 Fund (Target Fund)	Lifetime 2040 Fund (Acquiring Fund)	Lifetime Conservative 2045 Fund (Target Fund)	Lifetime 2045 Fund (Acquiring Fund)	Lifetime Conservative 2050 Fund (Target Fund)	Lifetime 2050 Fund (Acquiring Fund)
Fund-of-Funds Structure Risk	X	X	X	X	X	X	X	X
Single Issuer Risk	X	X	X	X	X	X	X	X
Target Date Fund Risk	X	X	X	X	X	X	X	X

Principal Investment Risks of the Fund	Lifetime Conservative 2055 Fund (Target Fund)	Lifetime 2055 Fund (Acquiring Fund)	Lifetime Conservative 2060 Fund (Target Fund)	Lifetime 2060 Fund (Acquiring Fund)
Fund-of-Funds Structure Risk	X	X	X	X
Single Issuer Risk	X	X	X	X
Target Date Fund Risk	X	X	X	X

Certain Principal Investment Risks of the Underlying Funds	Lifetime Conservative 2015 Fund (Target Fund)	Lifetime 2015 Fund (Acquiring Fund)	Lifetime Conservative 2020 Fund (Target Fund)	Lifetime 2020 Fund (Acquiring Fund)	Lifetime Conservative 2025 Fund (Target Fund)	Lifetime 2025 Fund (Acquiring Fund)
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X

Certain Principal Investment Risks of the Underlying Funds	Lifetime Conservative 2015 Fund (Target Fund)	Lifetime 2015 Fund (Acquiring Fund)	Lifetime Conservative 2020 Fund (Target Fund)	Lifetime 2020 Fund (Acquiring Fund)	Lifetime Conservative 2025 Fund (Target Fund)	Lifetime 2025 Fund (Acquiring Fund)
Developing and Emerging Markets Risk	X	X	X	X	X	X
Equity Securities Risk	X	X	X	X	X	X
Fixed Income Securities Risk	X	X	X	X	X	X
Foreign Securities Risk	X	X	X	X	X	X
Geographic Concentration Risk	X	X	X	X	X	X
Index Risk	X	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X	X
Investment Style Risk	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X
Management Risk	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X
Mortgage-Backed and Asset-Backed Securities Risk	X	X	X	X	X	X
Portfolio Turnover Risk
Real Estate Investment Trust (REIT) / Real Estate Risk	X	X	X	X	X	X
Small, Medium and Large Size Company Securities Risk	X	X	X	X	X	X
Sovereign Debt Securities Risk	X	X	X	X	X	X
Treasury Inflation Protected Securities Risk	X	X	X	X	X	X

Certain Principal Investment Risks of the Underlying Funds	Lifetime Conservative 2030 Fund (Target Fund)	Lifetime 2030 Fund (Acquiring Fund)	Lifetime Conservative 2035 Fund (Target Fund)	Lifetime 2035 Fund (Acquiring Fund)	Lifetime Conservative 2040 Fund (Target Fund)	Lifetime 2040 Fund (Acquiring Fund)
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X
Developing and Emerging Markets Risk	X	X	X	X	X	X
Equity Securities Risk	X	X	X	X	X	X
Fixed Income Securities Risk	X	X	X	X	X	X
Foreign Securities Risk	X	X	X	X	X	X
Geographic Concentration Risk	X	X	X	X	X	X
Index Risk	X	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X	X
Investment Style Risk	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X
Management Risk	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X
Mortgage-Backed and Asset-Backed Securities Risk	X	X	X	X	X
Portfolio Turnover Risk
Real Estate Investment Trust (REIT) / Real Estate Risk	X	X	X	X	X	X
Small, Medium and Large Size Company Securities Risk	X	X	X	X	X	X
Sovereign Debt Securities Risk	X	X	X	X	X	X
Treasury Inflation Protected Securities Risk	X	X	X	X	X	X

Certain Principal Investment Risks of the Underlying Funds	Lifetime Conservative 2045 Fund (Target Fund)	Lifetime 2045 Fund (Acquiring Fund)	Lifetime Conservative 2050 Fund (Target Fund)	Lifetime 2050 Fund (Acquiring Fund)	Lifetime Conservative 2055 Fund (Target Fund)	Lifetime 2055 Fund (Acquiring Fund)
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X
Developing and Emerging Markets Risk	X	X	X	X	X	X
Equity Securities Risk	X	X	X	X	X	X
Fixed Income Securities Risk	X	X	X	X	X	X
Foreign Securities Risk	X	X	X	X	X	X
Geographic Concentration Risk	X	X	X	X	X	X
Index Risk	X	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X	X
Investment Style Risk	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X
Management Risk	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X
Mortgage-Backed and Asset-Backed Securities Risk	X		X		X
Portfolio Turnover Risk
Real Estate Investment Trust (REIT) / Real Estate Risk	X	X	X	X	X	X
Small, Medium and Large Size Company Securities Risk	X	X	X	X	X	X
Sovereign Debt Securities Risk	X	X	X	X	X	X
Treasury Inflation Protected Securities Risk	X	X

Certain Principal Investment Risks of the Underlying Funds	Lifetime Conservative 2060 Fund (Target Fund)	Lifetime 2060 Fund (Acquiring Fund)
Credit Risk	X	X
Currency Risk	X	X
Derivatives Risk	X	X
Developing and Emerging Markets Risk	X	X
Equity Securities Risk	X	X
Fixed Income Securities Risk	X	X
Foreign Securities Risk	X	X
Geographic Concentration Risk	X	X
Index Risk	X	X
Interest Rate Risk	X	X
Investment Style Risk	X	X
Liquidity Risk	X	X
Management Risk	X	X
Market Risk	X	X
Mortgage-Backed and Asset-Backed Securities Risk	X
Portfolio Turnover Risk		X
Real Estate Investment Trust (REIT) / Real Estate Risk	X	X
Small, Medium and Large Size Company Securities Risk	X	X
Sovereign Debt Securities Risk	X	X
Treasury Inflation Protected Securities Risk

Temporary Investment Strategies

Each Acquiring Fund, like its corresponding Target Fund, may hold cash or cash equivalents and may invest up to 100% of its assets in money market instruments, as deemed appropriate by GWCM, for temporary defensive purposes to respond to adverse market, economic, or political conditions. Should an Acquiring Fund take this action, it may be inconsistent with the Acquiring Fund’s principal investment strategies and the Acquiring Fund may not achieve its investment objective.

Money market instruments include a variety of short-term fixed income securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers’ acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. However, the U.S. Government does not guarantee the net asset value of any Fund’s shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Fees and Expenses

The tables below provide information about the fees and expenses attributable to Institutional Class, Investor Class, and Service Class shares of the Funds, and the pro forma fees and expenses of each combined fund. The pro forma fees and expenses are based on the amounts shown in the table for each Fund. The tables do not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher because the Permitted Accounts may contain fees and expenses that are separate and distinct from the fees and expenses associated with investing in a Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of your investment’s value)

	Great-West Lifetime Conservative 2015 Fund (Target Fund)	Great-West Lifetime 2015 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.35%	0.37%	0.37%
Total Annual Fund Operating Expenses[1]	0.47%	0.49%	0.49%
Fee Waiver and Expense Reimbursement[2]	0.05%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.42%	0.45%	0.45%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under a separate agreement, GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West Lifetime Conservative 2015 Fund (Target Fund)	Great-West Lifetime 2015 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.35%	0.37%	0.37%
Total Annual Fund Operating Expenses[3]	0.82%	0.84%	0.84%
Fee Waiver and Expense Reimbursement[4]	0.05%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.77%	0.80%	0.80%

	Great-West Lifetime Conservative 2015 Fund(Target Fund)	Great-West Lifetime 2015 Fund (Acquiring (Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.35%	0.37%	0.37%
Total Annual Fund Operating Expenses[5]	0.92%	0.94%	0.94%
Fee Waiver and Expense Reimbursement[6]	0.05%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.87%	0.90%	0.90%

	Great-West Lifetime Conservative 2020 Fund (Target Fund)	Great-West Lifetime 2020 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.36%	0.39%	0.39%

[3]	See note 1 above.
[4]	See note 2 above.
[5]	See note 1 above.
[6]	See note 2 above.

	Great-West Lifetime Conservative 2020 Fund (Target Fund)	Great-West Lifetime 2020 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Total Annual Fund Operating Expenses[7]	0.48%	0.51%	0.51%
Fee Waiver and Expense Reimbursement[8]	0.04%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.44%	0.48%	0.48%

	Great-West Lifetime Conservative 2020 Fund (Target Fund)	Great-West Lifetime 2020 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.36%	0.39%	0.39%
Total Annual Fund Operating Expenses[9]	0.83%	0.86%	0.86%
Fee Waiver and Expense Reimbursement[10]	0.04%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.79%	0.83%	0.83%

	Great-West Lifetime Conservative 2020 Fund (Target Fund)	Great-West Lifetime 2020 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.36%	0.39%	0.39%
Total Annual Fund Operating Expenses[11]	0.93%	0.96%	0.96%
Fee Waiver and Expense Reimbursement[12]	0.04%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.89%	0.93%	0.93%

[7]	See note 1 above.
[8]	See note 2 above.
[9]	See note 1 above.
[10]	See note 2 above
[11]	See note 1 above.
[12]	See note 2 above.

	Great-West Lifetime Conservative 2025 Fund (Target Fund)	Great-West Lifetime 2025 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.38%	0.40%	0.40%
Total Annual Fund Operating Expenses[13]	0.50%	0.52%	0.52%
Fee Waiver and Expense Reimbursement[14]	0.03%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.47%	0.50%	0.50%

	Great-West Lifetime Conservative 2025 Fund (Target Fund)	Great-West Lifetime 2025 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.38%	0.40%	0.40%
Total Annual Fund Operating Expenses[15]	0.85%	0.87%	0.87%
Fee Waiver and Expense Reimbursement[16]	0.03%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.82%	0.85%	0.85%

	Great-West Lifetime Conservative 2025 Fund (Target Fund)	Great-West Lifetime 2025 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.38%	0.40%	0.40%

[13]	See note 1 above.
[14]	See note 2 above.
[15]	See note 1 above.
[16]	See note 2 above.

	Great-West Lifetime Conservative 2025 Fund (Target Fund)	Great-West Lifetime 2025 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Total Annual Fund Operating Expenses[17]	0.95%	0.97%	0.97%
Fee Waiver and Expense Reimbursement[18]	0.03%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.92%	0.95%	0.95%

	Great-West Lifetime Conservative 2030 Fund (Target Fund)	Great-West Lifetime 2030 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.39%	0.42%	0.42%
Total Annual Fund Operating Expenses[19]	0.51%	0.54%	0.54%
Fee Waiver and Expense Reimbursement[20]	0.03%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.48%	0.52%	0.52%

	Great-West Lifetime Conservative 2030 Fund (Target Fund)	Great-West Lifetime 2030 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.39%	0.42%	0.42%
Total Annual Fund Operating Expenses[21]	0.86%	0.89%	0.89%
Fee Waiver and Expense Reimbursement[22]	0.03%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.83%	0.87%	0.87%

[17]	See note 1 above.
[18]	See note 2 above.
[19]	See note 1 above.
[20]	See note 2 above.
[21]	See note 1 above.
[22]	See note 2 above.

	Great-West Lifetime Conservative 2030 Fund (Target Fund)	Great-West Lifetime 2030 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.39%	0.42%	0.42%
Total Annual Fund Operating Expenses[23]	0.96%	0.99%	0.99%
Fee Waiver and Expense Reimbursement[24]	0.03%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.93%	0.97%	0.97%

	Great-West Lifetime Conservative 2035 Fund (Target Fund)	Great-West Lifetime 2035 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.41%	0.44%	0.44%
Total Annual Fund Operating Expenses[25]	0.53%	0.56%	0.56%
Fee Waiver and Expense Reimbursement[26]	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.51%	0.55%	0.55%

	Great-West Lifetime Conservative 2035 Fund (Target Fund)	Great-West Lifetime 2035 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.41%	0.44%	0.44%

[23]	See note 1 above.
[24]	See note 2 above.
[25]	See note 1 above.
[26]	See note 2 above.

	Great-West Lifetime Conservative 2035 Fund (Target Fund)	Great-West Lifetime 2035 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Total Annual Fund Operating Expenses[27]	0.88%	0.91%	0.91%
Fee Waiver and Expense Reimbursement[28]	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.86%	0.90%	0.90%

	Great-West Lifetime Conservative 2035 Fund (Target Fund)	Great-West Lifetime 2035 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.41%	0.44%	0.44%
Total Annual Fund Operating Expenses[29]	0.98%	1.01%	1.01%
Fee Waiver and Expense Reimbursement[30]	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.96%	1.00%	1.00%

	Great-West Lifetime Conservative 2040 Fund (Target Fund)	Great-West Lifetime 2040 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.43%	0.45%	0.45%
Total Annual Fund Operating Expenses[31]	0.55%	0.57%	0.57%
Fee Waiver and Expense Reimbursement[32]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.54%	0.56%	0.56%

[27]	See note 1 above.
[28]	See note 2 above.
[29]	See note 1 above.
[30]	See note 2 above.
[31]	See note 1 above.
[32]	See note 2 above.

	Great-West Lifetime Conservative 2040 Fund (Target Fund)	Great-West Lifetime 2040 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.43%	0.45%	0.45%
Total Annual Fund Operating Expenses[33]	0.90%	0.92%	0.92%
Fee Waiver and Expense Reimbursement[34]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.89%	0.91%	0.91%

	Great-West Lifetime Conservative 2040 Fund (Target Fund)	Great-West Lifetime 2040 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.43%	0.45%	0.45%
Total Annual Fund Operating Expenses[35]	1.00%	1.02%	1.02%
Fee Waiver and Expense Reimbursement[36]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%	1.01%	1.01%

	Great-West Lifetime Conservative 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.44%	0.46%	0.46%

[33]	See note 1 above.
[34]	See note 2 above.
[35]	See note 1 above.
[36]	See note 2 above.

	Great-West Lifetime Conservative 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Total Annual Fund Operating Expenses[37]	0.56%	0.58%	0.58%
Fee Waiver and Expense Reimbursement[38]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.55%	0.57%	0.57%

	Great-West Lifetime Conservative 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.44%	0.46%	0.46%
Total Annual Fund Operating Expenses[39]	0.91%	0.93%	0.93%
Fee Waiver and Expense Reimbursement[40]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.90%	0.92%	0.92%

	Great-West Lifetime Conservative 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.44%	0.46%	0.46%
Total Annual Fund Operating Expenses[41]	1.01%	1.03%	1.03%
Fee Waiver and Expense Reimbursement[42]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.01%	1.02%	1.02%

[37]	See note 1 above.
[38]	See note 2 above.
[39]	See note 1 above.
[40]	See note 2 above.
[41]	See note 1 above.
[42]	See note 2 above.

	Great-West Lifetime Conservative 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.45%	0.46%	0.46%
Total Annual Fund Operating Expenses[43]	0.57%	0.58%	0.58%
Fee Waiver and Expense Reimbursement[44]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.56%	0.57%	0.57%

	Great-West Lifetime Conservative 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.45%	0.46%	0.46%
Total Annual Fund Operating Expenses[45]	0.92%	0.93%	0.93%
Fee Waiver and Expense Reimbursement[46]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.91%	0.92%	0.92%

	Great-West Lifetime Conservative 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.45%	0.46%	0.46%

[43]	See note 1 above.
[44]	See note 2 above.
[45]	See note 1 above.
[46]	See note 2 above.

	Great-West Lifetime Conservative 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Total Annual Fund Operating Expenses[47]	1.02%	1.03%	1.03%
Fee Waiver and Expense Reimbursement[48]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.01%	1.02%	1.02%

	Great-West Lifetime Conservative 2055 Fund (Target Fund)	Great-West Lifetime 2055 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.45%	0.46%	0.46%
Total Annual Fund Operating Expenses[49]	0.57%	0.58%	0.58%
Fee Waiver and Expense Reimbursement[50]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.56%	0.57%	0.57%

	Great-West Lifetime Conservative 2055 Fund (Target Fund)	Great-West Lifetime 2055 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.45%	0.46%	0.46%
Total Annual Fund Operating Expenses[51]	0.92%	0.93%	0.93%
Fee Waiver and Expense Reimbursement[52]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.91%	0.92%	0.92%

[47]	See note 1 above.
[48]	See note 2 above.
[49]	See note 1 above.
[50]	See note 2 above.
[51]	See note 1 above.
[52]	See note 2 above.

	Great-West Lifetime Conservative 2055 Fund (Target Fund)	Great-West Lifetime 2055 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.45%	0.46%	0.46%
Total Annual Fund Operating Expenses[53]	1.02%	1.03%	1.03%
Fee Waiver and Expense Reimbursement[54]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.01%	1.02%	1.02%

	Great-West Lifetime Conservative 2060 Fund (Target Fund)	Great-West Lifetime 2060 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.43%	0.49%	0.49%
Total Annual Fund Operating Expenses[55]	0.55%	0.61%	0.61%
Fee Waiver and Expense Reimbursement[56]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.54%	0.60%	0.60%

	Great-West Lifetime Conservative 2060 Fund (Target Fund)	Great-West Lifetime 2060 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.43%	0.49%	0.49%

[53]	See note 1 above.
[54]	See note 2 above.
[55]	See note 1 above.
[56]	See note 1 above.

	Great-West Lifetime Conservative 2060 Fund (Target Fund)	Great-West Lifetime 2060 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Total Annual Fund Operating Expenses[57]	0.90%	0.96%	0.96%
Fee Waiver and Expense Reimbursement[58]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.89%	0.95%	0.95%

	Great-West Lifetime Conservative 2060 Fund (Target Fund)	Great-West Lifetime 2060 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Other Expenses (Shareholder Service Fees)	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.43%	0.49%	0.49%
Total Annual Fund Operating Expenses[59]	1.00%	1.06%	1.06%
Fee Waiver and Expense Reimbursement[60]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%	1.05%	1.05%

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher because the Permitted Accounts may contain fees and expenses that are separate and distinct from the fees and expenses associated with investing in a Fund.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that any expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that a Fund’s operating expenses are the amounts shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Great-West Lifetime Conservative 2015 Fund (Target Fund)	Great-West Lifetime 2015 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
1 Year	$43	$46	$46
3 Years	$146	$153	$153

[57]	See note 1 above.
[58]	See note 2 above.
[59]	See note 1 above.
[60]	See note 2 above.

	Great-West Lifetime Conservative 2015 Fund (Target Fund)	Great-West Lifetime 2015 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
5 Years	$258	$270	$270
10 Years	$587	$612	$612

	Great-West Lifetime Conservative 2015 Fund (Target Fund)	Great-West Lifetime 2015 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$79	$82	$82
3 Years	$257	$264	$264
5 Years	$450	$462	$462
10 Years	$1,009	$1,033	$1,033

	Great-West Lifetime Conservative 2015 Fund (Target Fund)	Great-West Lifetime 2015 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$89	$92	$92
3 Years	$288	$296	$296
5 Years	$504	$516	$516
10 Years	$1,127	$1,151	$1,151

	Great-West Lifetime Conservative 2020 Fund (Target Fund)	Great-West Lifetime 2020 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
1 Year	$45	$49	$49
3 Years	$150	$161	$161
5 Years	$265	$282	$282
10 Years	$600	$638	$638

	Great-West Lifetime Conservative 2020 Fund (Target Fund)	Great-West Lifetime 2020 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$81	$85	$85
3 Years	$261	$271	$271
5 Years	$457	$474	$474
10 Years	$1,022	$1,058	$1,058

	Great-West Lifetime Conservative 2020 Fund (Target Fund)	Great-West Lifetime 2020 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$91	$95	$95
3 Years	$292	$303	$303
5 Years	$511	$528	$528
10 Years	$1,139	$1,175	$1,175

	Great-West Lifetime Conservative 2025 Fund (Target Fund)	Great-West Lifetime 2025 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
1 Year	$48	$51	$51
3 Years	$157	$165	$165
5 Years	$277	$289	$289

	Great-West Lifetime Conservative 2025 Fund (Target Fund)	Great-West Lifetime 2025 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
10 Years	$625	$651	$651

	Great-West Lifetime Conservative 2025 Fund (Target Fund)	Great-West Lifetime 2025 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$84	$87	$87
3 Years	$268	$276	$276
5 Years	$468	$480	$480
10 Years	$1,046	$1,071	$1,071

	Great-West Lifetime Conservative 2025 Fund (Target Fund)	Great-West Lifetime 2025 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$94	$97	$97
3 Years	$300	$307	$307
5 Years	$523	$534	$534
10 Years	$1,164	$1,188	$1,188

	Great-West Lifetime Conservative 2030 Fund (Target Fund)	Great-West Lifetime 2030 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
1 Year	$49	$53	$53
3 Years	$161	$171	$171
5 Years	$282	$300	$300
10 Years	$638	$675	$675

	Great-West Lifetime Conservative 2030 Fund (Target Fund)	Great-West Lifetime 2030 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$85	$89	$89
3 Years	$271	$282	$282
5 Years	$474	$491	$491
10 Years	$1,058	$1,094	$1,094

	Great-West Lifetime Conservative 2030 Fund (Target Fund)	Great-West Lifetime 2030 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$95	$99	$99
3 Years	$303	$313	$313
5 Years	$528	$545	$545
10 Years	$1,175	$1,211	$1,211

	Great-West Lifetime Conservative 2035 Fund (Target Fund)	Great-West Lifetime 2035 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
1 Year	$52	$56	$56
3 Years	$168	$178	$178
5 Years	$294	$312	$312
10 Years	$663	$700	$700

	Great-West Lifetime Conservative 2035 Fund (Target Fund)	Great-West Lifetime 2035 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$88	$92	$92
3 Years	$279	$289	$289
5 Years	$486	$503	$503
10 Years	$1,082	$1,119	$1,119

	Great-West Lifetime Conservative 2035 Fund (Target Fund)	Great-West Lifetime 2035 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$98	$102	$102
3 Years	$310	$321	$321
5 Years	$540	$557	$557
10 Years	$1,200	$1,235	$1,235

	Great-West Lifetime Conservative 2040 Fund (Target Fund)	Great-West Lifetime 2040 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
1 Year	$55	$57	$57
3 Years	$175	$182	$182
5 Years	$306	$317	$317
10 Years	$688	$713	$713

	Great-West Lifetime Conservative 2040 Fund (Target Fund)	Great-West Lifetime 2040 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$91	$93	$93
3 Years	$286	$292	$292
5 Years	$497	$508	$508
10 Years	$1,107	$1,130	$1,130

	Great-West Lifetime Conservative 2040 Fund (Target Fund)	Great-West Lifetime 2040 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$101	$103	$103
3 Years	$317	$324	$324
5 Years	$551	$562	$562
10 Years	$1,224	$1,247	$1,247

	Great-West Lifetime Conservative 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
1 Year	$56	$58	$58
3 Years	$178	$185	$185
5 Years	$312	$323	$323
10 Years	$700	$725	$725

	Great-West Lifetime Conservative 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$92	$94	$94
3 Years	$289	$295	$295

	Great-West Lifetime Conservative 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
5 Years	$503	$514	$514
10 Years	$1,119	$1,142	$1,142

	Great-West Lifetime Conservative 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$102	$104	$104
3 Years	$321	$327	$327
5 Years	$557	$568	$568
10 Years	$1,235	$1,259	$1,259

	Great-West Lifetime Conservative 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
1 Year	$57	$58	$58
3 Years	$182	$185	$185
5 Years	$327	$323	$323
10 Years	$713	$725	$725

	Great-West Lifetime Conservative 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$93	$94	$94
3 Years	$292	$295	$295
5 Years	$508	$514	$514
10 Years	$1,130	$1,142	$1,142

	Great-West Lifetime Conservative 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$103	$104	$104
3 Years	$324	$327	$327
5 Years	$562	$568	$568
10 Years	$1,247	$1,259	$1,259

	Great-West Lifetime Conservative 2055 Fund (Target Fund)	Great-West Lifetime 2055 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
1 Year	$57	$58	$58
3 Years	$182	$185	$185
5 Years	$317	$323	$323
10 Years	$713	$725	$725

	Great-West Lifetime Conservative 2055 Fund (Target Fund)	Great-West Lifetime 2055 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$93	$94	$94
3 Years	$292	$295	$295
5 Years	$508	$514	$514
10 Years	$1,130	$1,142	$1,142

	Great-West Lifetime Conservative 2055 Fund (Target Fund)	Great-West Lifetime 2055 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$103	$104	$104
3 Years	$324	$327	$327
5 Years	$562	$568	$568
10 Years	$1,247	$1,259	$1,259

	Great-West Lifetime Conservative 2060 Fund (Target Fund)	Great-West Lifetime 2060 Fund (Acquiring Fund)	Combined Fund Pro Forma
Institutional Class
Year	$55	$61	$61
3 Years	$175	$194	$194
5 Years	$306	$339	$339
10 Years	$688	$761	$761

	Great-West Lifetime Conservative 2060 Fund (Target Fund)	Great-West Lifetime 2060 Fund (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$91	$97	$97
3 Years	$286	$305	$305
5 Years	$497	$530	$530
10 Years	$1,107	$1,177	$1,177

	Great-West Lifetime Conservative 2060 Fund (Target Fund)	Great- West Lifetime 2060 Fund (Acquiring Fund)	Combined Fund Pro Forma
Service Class
1 Year	$101	$107	$107
3 Years	$317	$336	$336
5 Years	$551	$584	$584
10 Years	$1,224	$1,293	$1,293

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Funds’ performance. During the most recent fiscal year, the Target Funds’ and the Acquiring Funds’ turnover rates of the average value of their portfolios are as follows:

Fund	Turnover Rate
Great-West Lifetime Conservative 2015 Fund	19%
Great-West Lifetime 2015 Fund	17%
Great-West Lifetime Conservative 2020 Fund	60%
Great-West Lifetime 2020 Fund	26%
Great-West Lifetime Conservative 2025 Fund	22%
Great-West Lifetime 2025 Fund	22%
Great-West Lifetime Conservative 2030 Fund	45%
Great-West Lifetime 2030 Fund	23%
Great-West Lifetime Conservative 2035 Fund	27%
Great-West Lifetime 2035 Fund	23%
Great-West Lifetime Conservative 2040 Fund	32%
Great-West Lifetime 2040 Fund	22%

Great-West Lifetime Conservative 2045 Fund	28%
Great-West Lifetime 2045 Fund	24%
Great-West Lifetime Conservative 2050 Fund	35%
Great-West Lifetime 2050 Fund	21%
Great-West Lifetime Conservative 2055 Fund	34%
Great-West Lifetime 2055 Fund	26%
Great-West Lifetime Conservative 2060 Fund	12%
Great-West Lifetime 2060 Fund	243%

Investment Restrictions

Each Fund’s investment objective and principal investment strategies are non-fundamental and can be changed by Great-West Funds’ Board of Directors without shareholder approval. The Funds’ non-fundamental investment restrictions are identical.

Performance Information

The bar charts and tables below provide an indication of the risk of investment in each Fund by showing changes in the performance of a Fund’s Investor Class shares in each full calendar year since inception and by comparing the Fund’s Institutional Class shares, Investor Class shares and Service Class shares average annual total return to the performance of a broad-based securities market index and a secondary index. The returns shown below for the Funds are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Funds’ recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the Funds’ performance shown would have been lower. Upon the completion of the reorganization, the performance information for the Target Funds will be that of the Acquiring Funds due to the accounting and performance survivor analysis conducted in connection with the reorganization.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Great-West Lifetime Conservative 2015 Fund (Target Fund)

Calendar Year Total Returns

Great-West Lifetime Conservative 2015 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	7.06%
Worst Quarter	September 2011	-6.77%

Average Annual Total Returns for the Periods Ended

December 31, 2019

Great-West Lifetime Conservative 2015 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime Conservative 2015 Fund Institutional Class	12.38%	N/A	4.62%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2015 Index (reflects no deduction for fees, expenses or taxes)	13.49%	N/A	4.63%
Great-West Lifetime Conservative 2015 Fund Investor Class	11.97%	4.37%	5.71%
Great-West Lifetime Conservative 2015 Fund Service Class	11.91%	4.28%	5.61%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2015 Index (reflects no deduction for fees, expenses or taxes)	13.49%	4.72%	5.95%
*	Since inception on May 1, 2015

Great-West Lifetime 2015 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2015 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	9.06%
Worst Quarter	September 2011	-10.68%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2015 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime 2015 Fund Institutional Class	15.53%	N/A	5.56%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes)	16.29%	N/A	5.51%
Great-West Lifetime 2015 Fund Investor Class	15.17%	5.33%	7.00%
Great-West Lifetime 2015 Fund Service Class	14.96%	5.23%	6.91%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2015 Index (reflects no deduction for fees, expenses or taxes)	16.29%	5.63%	7.11%
*	Since inception on May 1, 2015

Great-West Lifetime Conservative 2020 Fund (Target Fund)

Calendar Year Total Returns

Great-West Lifetime Conservative 2020 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	6.16%
Worst Quarter	December 2018	-3.60%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime Conservative 2020 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime Conservative 2020 Fund Institutional Class	13.45%	6.42%
Great-West Lifetime Conservative 2020 Fund Investor Class	13.09%	6.03%
Great-West Lifetime Conservative 2020 Fund Service Class	13.00%	5.90%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Conservative 2020 Index (reflects no deduction for fees, expenses or taxes)	14.89%	6.36%

Great-West Lifetime 2020 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2020 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	7.80%
Worst Quarter	December 2018	-4.94%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2020 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime 2020 Fund Institutional Class	16.80%	7.88%
Great-West Lifetime 2020 Fund Investor Class	16.44%	7.52%
Great-West Lifetime 2020 Fund Service Class	16.24%	7.42%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Moderate 2020 Index (reflects no deduction for fees, expenses or taxes)	17.73%	7.75%

Great-West Lifetime Conservative 2025 Fund (Target Fund)

Calendar Year Total Returns

Great-West Lifetime Conservative 2025 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	8.65%
Worst Quarter	September 2011	-9.91%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime Conservative 2025 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime Conservative 2025 Fund Institutional Class	14.67%	N/A	5.37%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2025 Index (reflects no deduction for fees, expenses or taxes)	16.30%	N/A	5.51%
Great-West Lifetime Conservative 2025 Fund Investor Class	14.35%	5.15%	6.64%
Great-West Lifetime Conservative 2025 Fund Service Class	14.24%	5.04%	6.53%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2025 Index (reflects no deduction for fees, expenses or taxes)	16.30%	5.61%	7.06%
*	Since inception on May 1, 2015

Great-West Lifetime 2025 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2025 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	11.00%
Worst Quarter	September 2011	-14.64%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2025 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime 2025 Fund Institutional Class	18.43%	N/A	6.39%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2025 Index (reflects no deduction for fees, expenses or taxes)	19.36%	N/A	6.48%
Great-West Lifetime 2025 Fund Investor Class	18.01%	6.24%	8.21%
Great-West Lifetime 2025 Fund Service Class	17.89%	6.13%	8.09%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2025 Index (reflects no deduction for fees, expenses or taxes)	19.36%	6.66%	8.36%

* Since inception on May 1, 2015

Great-West Lifetime Conservative 2030 Fund (Target Fund)

Calendar Year Total Returns

Great-West Lifetime Conservative 2030 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	7.55%
Worst Quarter	December 2018	-4.80%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime Conservative 2030 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime Conservative 2030 Fund Institutional Class	16.17%	7.75%
Great-West Lifetime Conservative 2030 Fund Investor Class	15.79%	7.37%
Great-West Lifetime Conservative 2030 Fund Service Class	15.76%	7.26%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Conservative 2030 Index (reflects no deduction for fees, expenses or taxes)	17.82%	7.80%

Great-West Lifetime 2030 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2030 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	9.67%
Worst Quarter	December 2018	-6.74%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2030 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime 2030 Fund Institutional Class	20.52%	9.57%
Great-West Lifetime 2030 Fund Investor Class	20.00%	9.17%
Great-West Lifetime 2030 Fund Service Class	19.84%	9.12%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Moderate 2030 Index (reflects no deduction for fees, expenses or taxes)	21.24%	9.52%

Great-West Lifetime Conservative 2035 Fund (Target Fund)

Calendar Year Total Returns

Great-West Lifetime Conservative 2035 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	10.52%
Worst Quarter	September 2011	-13.52%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime Conservative 2035 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime Conservative 2035 Fund Institutional Class	18.33%	N/A	6.45%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2035 Index (reflects no deduction for fees, expenses or taxes)	19.58%	N/A	6.59%
Great-West Lifetime Conservative 2035 Fund Investor Class	17.96%	6.27%	7.93%
Great-West Lifetime Conservative 2035 Fund Service Class	17.75%	6.16%	7.82%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2035 Index (reflects no deduction for fees, expenses or taxes)	19.58%	6.79%	8.40%
*	Since inception on May 1, 2015

Great-West Lifetime 2035 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2035 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	12.01%
Worst Quarter	September 2011	-16.65%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2035 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime 2035 Fund Institutional Class	22.58%	N/A	7.52%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes)	23.04%	N/A	7.54%
Great-West Lifetime 2035 Fund Investor Class	22.17%	7.40%	9.25%
Great-West Lifetime 2035 Fund Service Class	22.09%	7.29%	9.13%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes)	23.04%	7.82%	9.47%

* Since inception on May 1, 2015

Great-West Lifetime Conservative 2040 Fund (Target Fund)

Calendar Year Total Returns

Great-West Lifetime Conservative 2040 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	9.67%
Worst Quarter	December 2018	-6.95%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime Conservative 2040 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime Conservative 2040 Fund Institutional Class	20.53%	9.58%
Great-West Lifetime Conservative 2040 Fund Investor Class	20.05%	9.18%
Great-West Lifetime Conservative 2040 Fund Service Class	20.02%	9.10%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Conservative 2040 Index (reflects no deduction for fees, expenses or taxes)	21.44%	9.67%

Great-West Lifetime 2040 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2040 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	11.50%
Worst Quarter	December 2018	-8.76%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2040 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime 2040 Fund Institutional Class	24.18%	10.95%
Great-West Lifetime 2040 Fund Investor Class	23.83%	10.59%
Great-West Lifetime 2040 Fund Service Class	23.63%	10.46%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Moderate 2040 Index (reflects no deduction for fees, expenses or taxes)	24.35%	10.92%

Great-West Lifetime Conservative 2045 Fund (Target Fund)

Calendar Year Total Returns

Great-West Lifetime Conservative 2045 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	11.22%
Worst Quarter	September 2011	-15.21%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime Conservative 2045 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime Conservative 2045 Fund Institutional Class	22.27%	N/A	7.40%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2045 Index (reflects no deduction for fees, expenses or taxes)	22.92%	N/A	7.48%
Great-West Lifetime Conservative 2045 Fund Investor Class	21.95%	7.29%	8.74%
Great-West Lifetime Conservative 2045 Fund Service Class	21.77%	7.17%	8.63%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2045 Index (reflects no deduction for fees, expenses or taxes)	22.92%	7.77%	9.20%

*	Since inception on May 1, 2015

Great-West Lifetime 2045 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2045 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	12.24%
Worst Quarter	September 2011	-17.08%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2045 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime 2045 Fund Institutional Class	25.14%	N/A	8.00%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2045 Index (reflects no deduction for fees, expenses or taxes)	24.97%	N/A	7.90%
Great-West Lifetime 2045 Fund Investor Class	24.59%	7.88%	9.39%
Great-West Lifetime 2045 Fund Service Class	24.51%	7.79%	9.31%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2045 Index (reflects no deduction for fees, expenses or taxes)	24.97%	8.26%	9.69%
*	Since inception on May 1, 2015

Great-West Lifetime Conservative 2050 Fund (Target Fund)

Calendar Year Total Returns

Great-West Lifetime Conservative 2050 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	11.02%
Worst Quarter	December 2018	-8.66%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime Conservative 2050 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime Conservative 2050 Fund Institutional Class	23.21%	10.49%
Great-West Lifetime Conservative 2050 Fund Investor Class	22.89%	10.12%
Great-West Lifetime Conservative 2050 Fund Service Class	22.78%	10.03%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Conservative 2050 Index (reflects no deduction for fees, expenses or taxes)	23.70%	10.62%

Great-West Lifetime 2050 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2050 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	12.06%
Worst Quarter	December 2018	-9.54%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2050 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime 2050 Fund Institutional Class	25.28%	11.30%
Great-West Lifetime 2050 Fund Investor Class	24.82%	10.85%
Great-West Lifetime 2050 Fund Service Class	24.80%	10.82%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Moderate 2050 Index (reflects no deduction for fees, expenses or taxes)	25.09%	11.15%

Great-West Lifetime Conservative 2055 Fund (Target Fund)

Calendar Year Total Returns

Great-West Lifetime Conservative 2055 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	11.51%
Worst Quarter	September 2011	-15.56%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime Conservative 2055 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime Conservative 2055 Fund Institutional Class	23.50%	N/A	7.54%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Conservative 2055 Index (reflects no deduction for fees, expenses or taxes)	24.00%	N/A	7.62%
Great-West Lifetime Conservative 2055 Fund Investor Class	23.18%	7.44%	8.77%
Great-West Lifetime Conservative 2055 Fund Service Class	23.01%	7.34%	8.65%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Conservative 2055 Index (reflects no deduction for fees, expenses or taxes)	24.00%	7.97%	9.23%

*	Since inception on May 1, 2015

Great-West Lifetime 2055 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2055 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	12.35%
Worst Quarter	September 2011	-17.22%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2055 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime 2055 Fund Institutional Class	25.19%	N/A	7.88%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	N/A	7.83%
Morningstar Lifetime Moderate 2055 Index (reflects no deduction for fees, expenses or taxes)	25.05%	N/A	7.79%
Great-West Lifetime 2055 Fund Investor Class	24.70%	7.80%	9.22%
Great-West Lifetime 2055 Fund Service Class	24.70%	7.73%	9.14%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2055 Index (reflects no deduction for fees, expenses or taxes)	25.05%	8.19%	9.50%
*	Since inception on May 1, 2015

Great-West Lifetime Conservative 2060 Fund (Target Fund)

No performance data is provided because the Fund does not have a full calendar year of operations.

Great-West Lifetime 2060 Fund (Acquiring Fund)

No performance data is provided at this time because the Fund does not have a full calendar year of operations.

Investment Adviser

GWCM, a wholly owned subsidiary of GWL&A, serves as investment adviser to each Fund. GWCM provides investment advisory, fund operations, and accounting services to Great-West Funds. GWCM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. GWCM’s address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. As of December 31, 2019, GWCM provides investment management services for mutual funds and other investment portfolios with total assets of $32.6 billion. GWCM and its affiliates have been providing investment management services since 1969.

The Funds are managed by GWCM’s Asset Allocation Committee, comprised of Andrew Corwin and Maria Mendelsberg.

Andrew Corwin, CFA, Portfolio Manager, has managed the Funds since 2014. In addition to the Funds, Mr. Corwin manages the Great-West Profile Funds, Great-West SecureFoundation Funds, and collective investment trusts managed by GWCM. Mr. Corwin was previously an Investment Analyst and Investment Consultant at Strategies, LLC from 2009-2011. Mr. Corwin received a B.S. in business administration with an emphasis in finance as well as a minor in mathematics from the University of Colorado.

Maria Mendelsberg, CFA, Portfolio Manager, has managed the Funds since 2018. In addition to the Funds, Ms. Mendelsberg manages the Great-West Profile Funds, Great-West SecureFoundation Funds and collective investment trusts managed by GWCM. Ms. Mendelsberg was previously a Partner and Investment Principal/Equity Analyst at Cambiar Investors from 1997-2016. Ms. Mendelsberg received a B.A. in Economics and Classics from Brown University.

Advisory Fees

For its services, with respect to the Funds, GWCM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% of each Fund’s average daily net assets.

For both the Acquiring Funds and the Target Funds, GWCM is responsible for all fees and expenses incurred in performing the services set forth in the investment advisory agreement and all other fees and expenses, except that each Fund pays all distribution and other fees and expenses incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act with respect to Service Class shares, all shareholder services fees (“Shareholder Services Fees”) with respect to Investor Class and Service Class shares, and any extraordinary expenses, including litigation costs.

With respect to each Fund invested in the GWL&A Contract, GWCM has contractually agreed to reduce its management fee by 0.35% of the amount that the Fund allocates to the GWL&A Contract. Additionally, GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by a Fund in an Unaffiliated Fund. Each such agreement’s current term ends on April 30, 2021. Each agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Great-West Funds entered into a Shareholder Services Agreement with Empower Retirement, LLC (“Empower”), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the Shareholder Services Agreement, Empower provides various recordkeeping, administrative and shareholder services (“Shareholder Services”) to shareholders that invest in the Funds through Permitted Accounts. The Shareholder Services provided by Empower include but are not limited to (1) executing purchase and redemption instructions received from shareholders (2) recording the ownership interest of each shareholder and maintaining a record of the number of shares issued to each shareholder; (3) maintaining a call center and investigating all inquiries from shareholders; (4) distributing annual prospectus updates, supplements to the prospectus and SAI, and annual and semi-annual shareholder reports to shareholders; (5) preparing and delivering quarterly statements to shareholders; and (6) preparing and delivering confirmations for each purchase, redemption or exchange transaction of a shareholder. The Shareholder Services provided by Empower are not in the capacity of a sub-transfer agent for the Fund. Pursuant to the Shareholder Services Agreement, Empower receives a fee equal to 0.35% of the average daily net asset value of the shares of each of the Investor Class and Service Class shares of the Funds. To the extent the Funds are offered on other platforms and other entities provide the Shareholder

Services, Empower or its affiliates enter into a separate agreement with such entity and pay the Shareholder Services Fee to that entity.

Legal Proceedings

GWCM has been named as a defendant in a complaint captioned Obeslo et al. v. Great-West Capital Management, LLC, which was filed in the United States District Court for the District of Colorado on January 29, 2016, and subsequently amended on April 8, 2016 and April 3, 2017 (the “Obeslo Advisory Fee Action”). On August 22, 2016, the Obeslo Advisory Fee Action was consolidated with a separate complaint captioned Duplass, Zwain, Bourgeois, Pfister & Weinstock APLC 401(k) Plan v. Great-West Capital Management, LLC, (the Duplass Action ), which was filed on May 20, 2016 in the United States District Court for the District of Colorado. On April 20, 2017 the Obeslo Advisory Fee Action and the Duplass Action were further consolidated with a separate complaint captioned Obeslo et al. v. Great-West Capital Management, LLC and Great-West Life & Annuity Insurance Company (the “Obeslo Administrative Fee Action”), which was filed in the United States District Court for the District of Colorado on December 23, 2016 (together with the Obeslo Advisory Fee Action and the Duplass Action, the “Consolidated Action”). The Consolidated Action, which was filed by purported shareholders of the Great-West Funds, alleges that GWCM and GWL&A, as applicable, breached their fiduciary duties under Section 36(b) of the 1940 Act with respect to their receipt of advisory fees and administrative services fees, as applicable, paid by the Great-West Funds and GWCM, as applicable. The Consolidated Action requests relief in the form of (1) a declaration that GWCM and GWL&A violated Section 36(b) of the 1940 Act, (2) permanently enjoining GWCM and GWL&A from further violating Section 36(b), (3) awarding compensatory damages, including repayment of excessive investment advisory and administrative fees, (4) rescinding the investment advisory agreement between GWCM and the Great-West Funds and the administrative services agreement between GWL&A and the Great-West Funds and (5) awarding reasonable fees and costs from the Consolidated Action. On September 11, 2018, the District Court granted in part and denied in part GWCM’s Motion to Dismiss. On September 28, 2018, the District Court denied GWCM’s Motion for Summary Judgment. On October 2, 2018, the Plaintiffs filed a Consolidated Fourth Amended Complaint, as ordered by the District Court in connection with its September 11, 2018 ruling on the Motion to Dismiss. A bench trial was held in January 2020. The District Court has not yet issued a decision.

GWCM believes that the Consolidated Action is without merit, and intends to defend itself vigorously against the allegations. GWCM also believes that the Consolidated Action will not have a material adverse effect on the ability of GWCM to perform its obligations under its investment advisory agreements with the Funds or on the ability of GWL&A to perform its obligations under its agreements with the Funds.

Directors and Officers

As of the date of this Information Statement/Prospectus, there are six members of the Board, one of whom is an “interested person” (as that term is defined in the 1940 Act) and five of whom are not interested persons of Great-West Funds or GWCM (the “Independent Directors”). The names and business addresses of the directors and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Management of Great-West Funds” in the Funds’ SAI , as supplemented, which is incorporated herein by reference.

Purchase and Sale of Fund Shares

Each Fund is not sold directly to the general public, but instead may be offered as an underlying investment for Permitted Accounts. Permitted Accounts may place orders on any business day to purchase and redeem shares of the Funds based on instructions received from owners of variable contracts or IRAs, or from participants of retirement plans. Please contact your registered representative, IRA custodian or trustee, retirement plan sponsor or administrator for information concerning the procedures for purchasing and redeeming shares of the Funds.

The Funds do not have any initial or subsequent investment minimums. However, Permitted Accounts may impose investment minimums.

Tax Information

Currently, Permitted Accounts generally are not subject to federal income tax on any Fund distributions. Owners of variable contracts, retirement plan participants, and IRA owners are also generally not subject to federal income tax on Fund distributions until such amounts are withdrawn from the variable contract, retirement plan, or IRA. Distributions from a college savings program generally are not taxed provided that they are used to pay for qualified higher education expenses. More information regarding federal taxation of Permitted Account owners and participants may be found in the applicable prospectus and/or disclosure documents for that Permitted Account.

Payments to Insurers, Broker-Dealers and Other Financial Intermediaries

Companies related to the Funds may make payments to insurance companies, broker-dealers and other financial intermediaries for the sale of Fund shares and/or other services. These payments may be a factor that an insurance company, broker-dealer, or other financial intermediary considers in including the Funds as underlying investment options in a Permitted Account. These payments also may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson, visit your financial intermediary’s website, or consult the variable contract prospectus for more information.

Further Information

Additional information concerning the Acquiring Funds and Target Funds is contained in this Information Statement/Prospectus and additional information regarding the Acquiring Funds is contained in the Acquiring Funds’ prospectus which in incorporated by reference. The cover page of this Information Statement/Prospectus describes how you may obtain further information.

THE PROPOSED REORGANIZATION

The proposed reorganizations will be governed by the Agreement, which is attached as Appendix A. The Agreement provides that each Target Fund will transfer all of its assets to the corresponding Acquiring Fund solely in exchange for the issuance of full and fractional shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Target Fund. The closing of this reorganization will take place at the close of business on the Closing Date.

Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund, and in exchange, the Acquiring Fund will assume all the liabilities of such Target Fund and deliver to the Target Fund full and fractional Institutional Class, Investor Class, and Service Class shares of the Acquiring Fund having a net asset value equal to the value of the assets transferred from the Target Fund less the liabilities of the Target Fund assumed by the Acquiring Fund as of the close of regular trading on the New York Stock Exchange on the Closing Date. At the designated time on the Closing Date as set forth in the Agreement, each Target Fund will distribute in complete liquidation and termination of the Target Fund, all Acquiring Fund shares received by the Target Fund pro rata, by class, to the Target Fund’s shareholders of record. This distribution will be accomplished by the transfer of the Acquiring Fund’s shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund’s shareholders, and representing the respective pro rata number of the Acquiring Fund’s shares of the appropriate class due to such shareholders.

After the distribution described above, all issued and outstanding shares of the Target Funds will be canceled on the books of the Target Funds. As a result of the proposed reorganization, each Target Fund Institutional Class, Investor Class and Service Class shareholder will receive a number of the corresponding Acquiring Fund Institutional Class, Investor Class and Service Class shares equal in net asset value, as of the close of regular trading on the New York Stock Exchange on the Closing Date, to the net asset value as of such time of such Target Fund’s Institutional Class, Investor Class and Service Class shares, respectively, surrendered by such shareholder.

The consummation of this reorganization is subject to the terms and conditions set forth in the Agreement and the representations and warranties set forth in the Agreement being true. The Agreement may be terminated by the mutual agreement of the Funds. In addition, any Fund may at its option terminate the Agreement at or before the Closing if (i) the Closing has not occurred on or before ten months from the date of the Agreement, unless such date is extended by mutual agreement of the parties, or (ii) another party materially breaches its obligations under the Agreement or makes a material and intentional misrepresentation in the Agreement or in connection with the Agreement.

Each Target Fund will, within a reasonable period of time before the Closing, furnish the corresponding Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing, furnish the corresponding Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies, restrictions or strategies. None of the Target Funds’ investments are expected to be sold prior to the reorganization as a result of any portfolio repositioning. If a Target Fund sells any investments prior to the reorganization, the sale of such investments could result in distributions to shareholders of the Target Fund prior to the reorganization. For a more detailed discussion of the federal income tax consequences of this reorganization, please see “The Proposed Reorganization—Material Federal Income Tax Consequences” below.

Description of Securities to be Issued

Shares of Common Stock. Each Acquiring Fund offers four classes of shares – Institutional Class, Investor Class, Service Class, and Class L. However, Class L shares of the Target Funds have not yet commenced operations. As such, only Institutional Class, Investor Class, and Service Class shares of the Target Funds are subject of this reorganization and only three of those classes of shares will be issued in this reorganization. Each share of an Acquiring Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each share class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of an Acquiring Fund, the Institutional Class, Investor Class, and Service Class shareholders are entitled to share pro rata in the net assets belonging to such Acquiring Fund allocable to its Institutional Class, Investor Class, and Service Class that are available for distribution after satisfaction of outstanding liabilities of such Acquiring Fund allocable to its Institutional Class, Investor Class, and Service Class. All issued and outstanding shares of the Acquiring Funds are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights. Additional classes of shares may be authorized in the future.

Voting Rights of Shareholders. Shares attributable to the Funds held in variable contracts will be voted by insurance company separate accounts based on instructions received from owners of variable contracts. The number of votes that an owner of a variable contract has the right to cast will be determined by applying his/her percentage interest in a Fund (held through a variable contract) to the total number of votes attributable to a Fund. In determining the number of votes, fractional shares will be recognized. Shares held in the variable contracts for which a Fund does not receive instructions and shares owned by GWCM, which provided initial capital to the Funds, will be voted in the same proportion as shares for which the Funds have received instructions. As a result of such proportionate voting a small number of variable contracts owners may determine the outcome of the shareholder vote(s).

Upon the completion of the reorganization, the Acquiring Fund will be the surviving fund for accounting, tax and performance reporting purposes due to the accounting and performance survivor analysis conducted in connection with the reorganization.

Continuation of Shareholder Accounts and Plans; Share Certificates

Each Acquiring Fund will establish an account for the corresponding Target Fund’s shareholders containing the appropriate number of shares of the appropriate class of the Acquiring Fund. The shareholder services and shareholder programs of the Funds are identical.

Service Providers

The Bank of New York Mellon serves as the custodian for the assets of each Fund. DST Systems, Inc. serves as the Funds’ transfer agent and dividend paying agent. Deloitte & Touche LLP serves as the Independent Registered Public Accounting Firm for each Fund.

Material Federal Income Tax Consequences

As a condition to each Fund’s obligation to consummate its reorganization, each Fund will receive an opinion from Vedder Price P.C. with respect to its reorganization (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) substantially to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

1.

The transfer by each Target Fund of all its assets to the corresponding Acquiring Fund solely in exchange for the shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund’s shares received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund as soon as possible thereafter, will constitute “a reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Funds and the Target Funds will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code with respect to the reorganization.

2.

No gains or losses will be recognized by the Acquiring Fund upon the receipt of all the assets of the corresponding Target Fund solely in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the Target Fund.

3.

No gain or loss will be recognized by the Target Fund upon the transfer of all the Target Fund’s assets to the corresponding Acquiring Fund solely in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund’s shares so received to the Target Fund shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

4.

No gain or loss will be recognized by shareholders of the Target Fund upon the exchange, pursuant to the Agreement, of all their shares of the Target Fund solely for shares of the corresponding Acquiring Fund.

5.

The aggregate basis of the Acquiring Fund shares received by each shareholder of the Target Fund pursuant to the reorganization will be the same as the aggregate basis of the shares of the Target Fund exchanged therefor by such shareholder.

6.

The holding period of the Acquiring Fund shares received by each shareholder of the Target Fund pursuant to the reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund’s shares are held as capital assets at the effective time of the reorganization.

7.

The basis of the assets of a Target Fund received by the corresponding Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the reorganization.

8.	The holding period of the assets of a Target Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of the reorganization on the Target Funds, the Acquiring Funds, or any shareholder of a Target Fund with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Prior to the closing of the reorganization, each Target Fund will declare a distribution to its shareholders that, together with all previous distributions, will have the effect of distributing to shareholders at least all of the Target Fund’s net investment income and realized net capital gains (after reduction for any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax), if any, through the Closing Date. This distribution may include net capital gains resulting from the sale of portfolio assets discussed below. Additional distributions may be made if necessary. All such dividends and distributions will be reinvested in additional shares of the Target Fund.

To the extent that a portion of a Target Fund’s portfolio assets are sold prior to the reorganization, the federal income tax effect of such sales would depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years that are available to offset future capital gains), would be distributed to the Target Fund’s shareholders as capital gain dividends. Any net short-term capital gains (in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to the Target Fund’s taxable year in which such gains are recognized.

Shareholders of the Target Funds and investors who hold shares of the Target Funds through a variable contract are not expected to recognize any taxable income, gains or losses for federal income tax purposes as a direct result of the reorganization.

None of the Target Funds’ investments are expected to be sold prior to or following the reorganization as a result of any portfolio repositioning. If a Target Fund sells any investments prior to the reorganization, the sale of such investments could result in distributions to shareholders of the Target Fund prior to the reorganization, as described above. Reorganization costs do not include any commissions or other transaction costs that would be incurred due to portfolio repositioning.

Although it is not expected to affect investors who hold shares of the Funds through a Permitted Account, an Acquiring Fund’s ability to use, after the reorganization, the corresponding Target Fund’s or the Acquiring Fund’s pre-reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the reorganization and the amount of unrealized capital gains in the Acquiring Fund and the corresponding Target Fund at time of the reorganization.

In addition, shareholders of a Target Fund will receive a proportionate share of any income and gains realized by its corresponding Acquiring Fund and not distributed to its shareholders prior to the reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of a Target Fund may receive greater distributions than they would have had the reorganization of the Target Fund not occurred. Acquiring Funds’ shareholders and investors who hold shares of the Acquiring Funds through a variable contract are not expected to recognize any taxable income, gains or losses for federal income tax purposes as a direct result of the reorganization.

This description of material federal income tax consequences of the reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific tax consequences to them of the reorganizations, including the applicability and effect of state, local, non-U.S. and other tax laws.

Reorganization Expenses

The expenses associated with this reorganization include, but are not limited to, legal and auditing fees, as well as the costs of printing and distributing this Information Statement/Prospectus. GWCM will pay all reorganization expenses, which are estimated to be $195,300, whether or not the reorganization is completed.

Capitalization

The following table sets forth the capitalization of the Target Funds and the Acquiring Funds as of December 31, 2019, and the pro forma capitalization of each combined fund as if this reorganization had occurred on that date. These numbers may differ at the Closing Date.

Capitalization Table as of December 31, 2019

	Great-West Lifetime Conservative 2015 Fund (Target Fund)	Great-West Lifetime 2015 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$4,558,346	$57,202,499		$61,760,845
Shares Outstanding	371,797	4,155,446	-40,658	4,486,585
Net Asset Value Per Share	$12.26	$13.77		$13.77
Shares Authorized	20,000,000	50,000,000		50,000,000
Service Class
Net Assets	$43,836,059	$369,554,115		$413,390,174
Shares Outstanding	3,546,851	27,010,542	-342,893	30,214,500
Net Asset Value Per Share	$12.36	$13.68		$13.68
Shares Authorized	35,000,000	135,000,000		135,000,000
Institutional Class
Net Assets	$7,082,561	$87,560,354		$94,642,915
Shares Outstanding	751,002	9,557,715	22,100	10,330,817
Net Asset Value Per Share	$9.43	$9.16		$9.16
Shares Authorized	5,000,000	20,000,000		20,000,000

	Great-West Lifetime Conservative 2020 Fund (Target Fund)	Great-West Lifetime 2020 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$17,430	$14,882,865		$14,900,295
Shares Outstanding	1,629	1,364,639	-31	1,366,237
Net Asset Value Per Share	$10.70	$10.91		$10.91
Shares Authorized	20,000,000	5,000,000		5,000,000
Service Class
Net Assets	$4,142,678	$32,033,972		$36,176,650
Shares Outstanding	388,544	2,928,243	-9,860	3,306,927
Net Asset Value Per Share	$10.66	$10.94		$10.94
Shares Authorized	20,000,000	35,000,000		35,000,000
Institutional Class
Net Assets	$1,609,215	$57,786,138		$59,395,353

Shares Outstanding	152,525	5,292,915	-5,129	5,440,311
Net Asset Value Per Share	$10.55	$10.92		$10.92
Shares Authorized	5,000,000	12,000,000		12,000,000

	Great-West Lifetime Conservative 2025 Fund (Target Fund)	Great-West Lifetime 2025 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$19,363,295	$108,827,654		$128,190,949
Shares Outstanding	1,518,893	7,526,833	-179,672	8,866,054
Net Asset Value Per Share	$12.75	$14.46		$14.46
Shares Authorized	35,000,000	70,000,000		70,000,000
Service Class
Net Assets	$96,816,851	$1,026,059,723		$1,122,876,574
Shares Outstanding	7,559,074	71,383,742	-823,453	78,119,363
Net Asset Value Per Share	$12.81	$14.37		$14.37
Shares Authorized	35,000,000	230,000,000		230,000,000
Institutional Class
Net Assets	$19,515,004	$212,287,131		$231,802,135
Shares Outstanding	2,342,295	25,054,071	-39,139	27,357,227
Net Asset Value Per Share	$8.33	$8.47		$8.47
Shares Authorized	5,000,000	60,000,000		60,000,000

	Great-West Lifetime Conservative 2030 Fund (Target Fund)	Great-West Lifetime 2030 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$125,711	$10,576,639		$10,702,350
Shares Outstanding	11,933	940,753	-751	951,935
Net Asset Value Per Share	$10.53	$11.24		$11.24
Shares Authorized	20,000,000	35,000,000		35,000,000
Service Class
Net Assets	$8,014,234	$45,450,653		$53,464,887
Shares Outstanding	757,159	4,027,829	-46,939	4,738,049
Net Asset Value Per Share	$10.58	$11.28		$11.28
Shares Authorized	20,000,000	20,000,000		20,000,000
Institutional Class

Net Assets	$1,282,132	$78,244,669		$79,526,801
Shares Outstanding	120,785	6,948,160	-6,931	7,062,014
Net Asset Value Per Share	$10.61	$11.26		$11.26
Shares Authorized	5,000,000	15,000,000		15,000,000
	Great-West Lifetime Conservative 2035 Fund (Target Fund)	Great-West Lifetime 2035 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$18,952,539	$98,419,575		$117,372,114
Shares Outstanding	1,393,565	6,942,138	-56,726	8,278,977
Net Asset Value Per Share	$13.60	$14.18		$14.18
Shares Authorized	20,000,000	70,000,000		70,000,000
Service Class
Net Assets	$88,785,881	$984,866,435		$1,073,652,316
Shares Outstanding	6,492,943	70,697,527	-119,549	77,070,921
Net Asset Value Per Share	$13.67	$13.93		$13.93
Shares Authorized	35,000,000	225,000,000		225,000,000
Institutional Class
Net Assets	$25,823,423	$202,044,381		$227,867,804
Shares Outstanding	3,632,819	24,717,024	-473,720	27,876,123
Net Asset Value Per Share	$7.11	$8.17		$8.17
Shares Authorized	10,000,000	50,000,000		50,000,000

	Great-West Lifetime Conservative 2040 Fund (Target Fund)	Great-West Lifetime 2040 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$13,852	$5,111,771		$5,125,623
Shares Outstanding	1,220	456,907	18	458,145
Net Asset Value Per Share	$11.35	$11.19		$11.19
Shares Authorized	35,000,000	20,000,000		20,000,000
Service Class
Net Assets	$5,742,608	$36,468,875		$42,211,483
Shares Outstanding	509,214	3,244,006	1,607	3,754,827
Net Asset Value Per Share	$11.28	$11.24		$11.24
Shares Authorized	20,000,000	35,000,000		35,000,000

Institutional Class
Net Assets	$932,058	$49,238,055		$50,170,113
Shares Outstanding	82,458	4,372,297	308	4,455,063
Net Asset Value Per Share	$11.30	$11.26		$11.26
Shares Authorized	5,000,000	10,000,000		10,000,000

	Great-West Lifetime Conservative 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$10,837,822	$44,077,160		$54,914,982
Shares Outstanding	761,312	3,112,664	4,039	3,878,015
Net Asset Value Per Share	$14.24	$14.16		$14.16
Shares Authorized	20,000,000	35,000,000		35,000,000
Service Class
Net Assets	$60,435,161	$606,808,261		$667,243,422
Shares Outstanding	4,234,942	44,724,267	219,378	49,178,587
Net Asset Value Per Share	$14.27	$13.57		$13.57
Shares Authorized	35,000,000	120,000,000		120,000,000
Institutional Class
Net Assets	$14,586,768	$129,173,818		$143,760,586
Shares Outstanding	2,307,508	15,528,092	-554,020	17,281,580
Net Asset Value Per Share	$6.32	$8.32		$8.32
Shares Authorized	5,000,000	30,000,000		30,000,000

	Great-West Lifetime Conservative 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$36,520	$3,123,924		$3,160,444
Shares Outstanding	3,187	268,753	-45	271,895
Net Asset Value Per Share	$11.46	$11.62		$11.62
Shares Authorized	35,000,000	5,000,000		5,000,000
Service Class
Net Assets	$4,557,065	$29,274,435		$33,831,500
Shares Outstanding	396,318	2,511,606	-5,344	2,902,580
Net Asset Value Per Share	$11.50	$11.66		$11.66

Shares Authorized	20,000,000	35,000,000		35,000,000
Institutional Class
Net Assets	$689,381	$32,460,719		$33,150,100
Shares Outstanding	60,197	2,784,432	-1,063	2,843,566
Net Asset Value Per Share	$11.45	$11.66		$11.66
Shares Authorized	5,000,000	5,000,000		5,000,000

	Great-West Lifetime Conservative 2055 Fund (Target Fund)	Great-West Lifetime 2055 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$6,736,705	$18,634,163		$25,370,868
Shares Outstanding	469,063	1,082,603	-77,676	1,473,990
Net Asset Value Per Share	$14.36	$17.21		$17.21
Shares Authorized	35,000,000	35,000,000		35,000,000
Service Class
Net Assets	$30,773,515	$289,414,535		$320,188,050
Shares Outstanding	2,136,582	17,406,360	-285,760	19,257,182
Net Asset Value Per Share	$14.40	$16.63		$16.63
Shares Authorized	35,000,000	70,000,000		70,000,000
Institutional Class
Net Assets	$7,857,554	$75,955,541		$83,813,095
Shares Outstanding	1,130,205	9,724,919	-124,168	10,730,956
Net Asset Value Per Share	$6.95	$7.81		$7.81
Shares Authorized	5,000,000	35,000,000		35,000,000

	Great-West Lifetime Conservative 2060 Fund (Target Fund)	Great-West Lifetime 2060 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$10,820	$44,891		$55,711
Shares Outstanding	1,025	4,242	-3	5,264
Net Asset Value Per Share	$10.56	$10.58		$10.58
Shares Authorized	35,000,000	50,000,000		50,000,000
Service Class
Net Assets	$10,819	$22,857		$33,676
Shares Outstanding	1,025	2,159	-3	3,181

Net Asset Value Per Share	$10.56	$10.59		$10.59
Shares Authorized	35,000,000	70,000,000		70,000,000
Institutional Class
Net Assets	$463,503	$34,334		$497,837
Shares Outstanding	43,948	3,241	-195	46,994
Net Asset Value Per Share	$10.55	$10.59		$10.59
Shares Authorized	5,000,000	10,000,000		10,000,000

Legal Matters

Certain legal matters concerning the federal income tax consequences of this reorganization will be passed on by Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601.

Information Filed with the Securities and Exchange Commission

This Information Statement/Prospectus and the Reorganization SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto and the annual and semi-annual reports, which the Funds have filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for the registration statement containing the current Prospectuses and Statement of Additional Information for the Target Funds and Acquiring Funds is Registration No. 2-75503. Such Prospectuses and Statement of Additional Information relating to the Funds are incorporated herein by reference, insofar as they relate to the Funds.

Financial Highlights

The financial highlights of the Acquiring Funds have been derived from financial statements audited by Deloitte & Touche LLP, the Acquiring Funds’ independent registered public accounting firm.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2019	$11.37	0.25	1.10	1.35	(0.20)	(0.26)	(0.46)	$12.26	11.97%
12/31/2018	$12.30	0.32	(0.68)	(0.36)	(0.32)	(0.25)	(0.57)	$11.37	(3.03%)
12/31/2017	$11.77	0.24	0.74	0.98	(0.26)	(0.19)	(0.45)	$12.30	8.38%
12/31/2016	$11.40	0.22	0.53	0.75	(0.19)	(0.19)	(0.38)	$11.77	6.62%
12/31/2015	$12.37	0.20	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%)
Service Class
12/31/2019	$11.45	0.24	1.12	1.36	(0.19)	(0.26)	(0.45)	$12.36	11.91%
12/31/2018	$12.36	0.26	(0.64)	(0.38)	(0.28)	(0.25)	(0.53)	$11.45	(3.16%)
12/31/2017	$11.82	0.24	0.73	0.97	(0.24)	(0.19)	(0.43)	$12.36	8.26%
12/31/2016	$11.45	0.21	0.52	0.73	(0.17)	(0.19)	(0.36)	$11.82	6.46%
12/31/2015	$12.41	0.22	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%)
Institutional Class
12/31/2019	$8.85	0.24	0.85	1.09	(0.25)	(0.26)	(0.51)	$9.43	12.38%
12/31/2018	$9.71	0.36	(0.61)	(0.25)	(0.36)	(0.25)	(0.61)	$8.85	(2.72%)
12/31/2017	$9.39	0.28	0.53	0.81	(0.30)	(0.19)	(0.49)	$9.71	8.77%
12/31/2016	$9.19	0.29	0.34	0.63	(0.24)	(0.19)	(0.43)	$9.39	6.96%
12/31/2015(d)	$10.00	0.58	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$9.19	(2.92	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$4,558	0.47%		0.42%		2.07%		19%
12/31/2018	$4,489	0.47%		0.43%		2.66%		46%
12/31/2017	$5,455	0.47%		0.43%		1.94%		17%
12/31/2016	$7,253	0.47%		0.44%		1.92%		21%
12/31/2015	$8,435	0.32%		0.30%		1.61%		40	%(h)
Service Class
12/31/2019	$43,836	0.57%		0.52%		1.94%		19%
12/31/2018	$52,648	0.57%		0.53%		2.15%		46%
12/31/2017	$99,791	0.57%		0.53%		1.99%		17%
12/31/2016	$107,343	0.57%		0.54%		1.81%		21%
12/31/2015	$135,439	0.45%		0.43%		1.76%		40	%(h)
Institutional Class
12/31/2019	$7,083	0.12%		0.07%		2.53%		19%
12/31/2018	$5,740	0.12%		0.08%		3.80%		46%
12/31/2017	$3,212	0.12%		0.08%		2.84%		17%
12/31/2016	$1,562	0.12%		0.09%		3.04%		21%
12/31/2015(d)	$569	0.12	%(i)	0.09	%(i)	8.94	%(i)	40	%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.

(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2019	$9.91	0.23	1.05	1.28	(0.17)	(0.32)		(0.49)	$10.70	13.09%
12/31/2018	$10.82	0.23	(0.61)	(0.38)	(0.30)	(0.23)		(0.53)	$9.91	(3.60%)
12/31/2017	$10.21	0.28	0.68	0.96	(0.29)	(0.06)		(0.35)	$10.82	9.46%
12/31/2016(d)	$10.00	0.19	0.19	0.38	(0.17)	(0.00	)(e)	(0.17)	$10.21	3.89	%(f)
Service Class
12/31/2019	$9.86	0.20	1.06	1.26	(0.14)	(0.32)		(0.46)	$10.66	13.00%
12/31/2018	$10.78	0.30	(0.69)	(0.39)	(0.30)	(0.23)		(0.53)	$9.86	(3.69%)
12/31/2017	$10.17	0.29	0.66	0.95	(0.28)	(0.06)		(0.34)	$10.78	9.38%
12/31/2016(d)	$10.00	0.41	(0.05)	0.36	(0.19)	(0.00	)(e)	(0.19)	$10.17	3.67	%(f)
Institutional Class
12/31/2019	$9.80	0.31	0.99	1.30	(0.23)	(0.32)		(0.55)	$10.55	13.45%
12/31/2018	$10.79	0.26	(0.58)	(0.32)	(0.44)	(0.23)		(0.67)	$9.80	(3.06%)
12/31/2017	$10.19	0.47	0.53	1.00	(0.34)	(0.06)		(0.40)	$10.79	9.85%
12/31/2016(d)	$10.00	0.22	0.17	0.39	(0.20)	(0.00	)(e)	(0.20)	$10.19	3.99	%(f)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$17	0.47%		0.43%		2.14%		60%
12/31/2018	$14	0.47%		0.44%		2.17%		64%
12/31/2017	$18	0.47%		0.44%		2.60%		30%
12/31/2016(d)	$10	0.47	%(i)	0.45	%(i)	2.82	%(i)	46	%(f)
Service Class
12/31/2019	$4,143	0.57%		0.53%		1.91%		60%
12/31/2018	$5,021	0.57%		0.54%		2.86%		64%
12/31/2017	$3,370	0.57%		0.54%		2.67%		30%
12/31/2016(d)	$686	0.57	%(i)	0.53	%(i)	5.92	%(i)	46	%(f)
Institutional Class
12/31/2019	$1,609	0.12%		0.08%		3.00%		60%
12/31/2018	$19	0.12%		0.09%		2.38%		64%
12/31/2017	$81	0.12%		0.09%		4.32%		30%
12/31/2016(d)	$10	0.12	%(i)	0.09	%(i)	3.17	%(i)	46	%(f)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2019	$11.86	0.27	1.41	1.68	(0.23)	(0.56)	(0.79)	$12.75	14.35%
12/31/2018	$13.20	0.33	(0.84)	(0.51)	(0.33)	(0.50)	(0.83)	$11.86	(4.02%)
12/31/2017	$12.46	0.27	1.04	1.31	(0.27)	(0.30)	(0.57)	$13.20	10.66%
12/31/2016	$12.23	0.26	0.63	0.89	(0.25)	(0.41)	(0.66)	$12.46	7.33%
12/31/2015	$13.43	0.25	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%)
Service Class
12/31/2019	$11.90	0.25	1.43	1.68	(0.21)	(0.56)	(0.77)	$12.81	14.24%
12/31/2018	$13.22	0.29	(0.81)	(0.52)	(0.30)	(0.50)	(0.80)	$11.90	(4.11%)
12/31/2017	$12.47	0.26	1.04	1.30	(0.25)	(0.30)	(0.55)	$13.22	10.57%
12/31/2016	$12.23	0.24	0.64	0.88	(0.23)	(0.41)	(0.64)	$12.47	7.24%
12/31/2015	$13.43	0.25	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%)
Institutional Class
12/31/2019	$8.03	0.23	0.94	1.17	(0.31)	(0.56)	(0.87)	$8.33	14.67%
12/31/2018	$9.26	0.28	(0.61)	(0.33)	(0.40)	(0.50)	(0.90)	$8.03	(3.64%)
12/31/2017	$8.94	0.27	0.70	0.97	(0.35)	(0.30)	(0.65)	$9.26	11.04%
12/31/2016	$8.99	0.25	0.43	0.68	(0.32)	(0.41)	(0.73)	$8.94	7.67%
12/31/2015(d)	$10.00	0.56	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$8.99	(3.39	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$19,363	0.47%		0.44%		2.13%		22%
12/31/2018	$19,035	0.47%		0.45%		2.57%		39%
12/31/2017	$24,318	0.47%		0.45%		2.10%		21%
12/31/2016	$25,422	0.47%		0.45%		2.05%		24%
12/31/2015	$26,795	0.33%		0.33%		1.86%		36	%(h)
Service Class
12/31/2019	$96,817	0.57%		0.54%		1.93%		22%
12/31/2018	$114,141	0.57%		0.55%		2.25%		39%
12/31/2017	$179,914	0.57%		0.55%		2.02%		21%
12/31/2016	$193,914	0.57%		0.55%		1.92%		24%
12/31/2015	$223,467	0.45%		0.44%		1.88%		36	%(h)
Institutional Class
12/31/2019	$19,515	0.12%		0.09%		2.66%		22%
12/31/2018	$11,974	0.12%		0.10%		3.12%		39%
12/31/2017	$10,986	0.12%		0.10%		2.89%		21%
12/31/2016	$5,684	0.12%		0.10%		2.78%		24%
12/31/2015(d)	$3,368	0.12	%(i)	0.10	%(i)	8.79	%(i)	36	%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.

(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2019	$9.67	0.24	1.26	1.50	(0.23)	(0.41)	(0.64)	$10.53	15.79%
12/31/2018	$11.04	0.48	(0.98)	(0.50)	(0.56)	(0.31)	(0.87)	$9.67	(4.80%)
12/31/2017	$10.26	0.24	1.02	1.26	(0.38)	(0.10)	(0.48)	$11.04	12.43%
12/31/2016(d)	$10.00	0.20	0.27	0.47	(0.20)	(0.01)	(0.21)	$10.26	4.72	%(e)
Service Class
12/31/2019	$9.70	0.23	1.27	1.50	(0.21)	(0.41)	(0.62)	$10.58	15.76%
12/31/2018	$11.05	0.30	(0.82)	(0.52)	(0.52)	(0.31)	(0.83)	$9.70	(4.99%)
12/31/2017	$10.23	0.27	0.99	1.26	(0.34)	(0.10)	(0.44)	$11.05	12.41%
12/31/2016(d)	$10.00	0.32	0.14	0.46	(0.22)	(0.01)	(0.23)	$10.23	4.58	%(e)
Institutional Class
12/31/2019	$9.75	0.31	1.24	1.55	(0.28)	(0.41)	(0.69)	$10.61	16.17%
12/31/2018	$11.04	0.40	(0.87)	(0.47)	(0.51)	(0.31)	(0.82)	$9.75	(4.48%)
12/31/2017	$10.25	0.32	0.99	1.31	(0.42)	(0.10)	(0.52)	$11.04	12.92%
12/31/2016(d)	$10.00	0.23	0.26	0.49	(0.23)	(0.01)	(0.24)	$10.25	4.92	%(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$126	0.47%		0.44%		2.33%		45%
12/31/2018	$85	0.47%		0.45%		4.59%		53%
12/31/2017	$13	0.47%		0.46%		2.24%		82%
12/31/2016(d)	$10	0.47	%(h)	0.47	%(h)	2.95	%(h)	193	%(e)
Service Class
12/31/2019	$8,014	0.57%		0.54%		2.17%		45%
12/31/2018	$6,500	0.57%		0.55%		2.82%		53%
12/31/2017	$4,826	0.57%		0.55%		2.44%		82%
12/31/2016(d)	$1,518	0.57	%(h)	0.55	%(h)	4.52	%(h)	193	%(e)
Institutional Class
12/31/2019	$1,282	0.12%		0.09%		2.92%		45%
12/31/2018	$46	0.12%		0.10%		3.73%		53%
12/31/2017	$19	0.12%		0.11%		2.92%		82%
12/31/2016(d)	$10	0.12	%(h)	0.12	%(h)	3.26	%(h)	193	%(e)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2019	$12.43	0.27	1.92	2.19	(0.22)	(0.80)	(1.02)	$13.60	17.96%
12/31/2018	$14.38	0.34	(1.13)	(0.79)	(0.31)	(0.85)	(1.16)	$12.43	(5.79%)
12/31/2017	$13.28	0.29	1.61	1.90	(0.28)	(0.52)	(0.80)	$14.38	14.43%
12/31/2016	$13.22	0.27	0.82	1.09	(0.26)	(0.77)	(1.03)	$13.28	8.37%
12/31/2015	$14.87	0.28	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%)
Service Class
12/31/2019	$12.49	0.26	1.92	2.18	(0.20)	(0.80)	(1.00)	$13.67	17.75%
12/31/2018	$14.42	0.29	(1.10)	(0.81)	(0.27)	(0.85)	(1.12)	$12.49	(5.89%)
12/31/2017	$13.30	0.27	1.63	1.90	(0.26)	(0.52)	(0.78)	$14.42	14.36%
12/31/2016	$13.23	0.24	0.84	1.08	(0.24)	(0.77)	(1.01)	$13.30	8.25%
12/31/2015	$14.86	0.26	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%)
Institutional Class
12/31/2019	$6.98	0.20	1.04	1.24	(0.31)	(0.80)	(1.11)	$7.11	18.33%
12/31/2018	$8.65	0.24	(0.67)	(0.43)	(0.39)	(0.85)	(1.24)	$6.98	(5.42%)
12/31/2017	$8.32	0.29	0.93	1.22	(0.37)	(0.52)	(0.89)	$8.65	14.88%
12/31/2016	$8.68	0.25	0.50	0.75	(0.34)	(0.77)	(1.11)	$8.32	8.78%
12/31/2015(d)	$10.00	0.68	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$8.68	(4.29	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$18,953	0.47%		0.45%		2.02%		27%
12/31/2018	$17,834	0.47%		0.46%		2.41%		39%
12/31/2017	$20,674	0.47%		0.46%		2.07%		26%
12/31/2016	$21,411	0.47%		0.46%		1.98%		25%
12/31/2015	$21,286	0.35%		0.34%		1.93%		37	%(h)
Service Class
12/31/2019	$88,786	0.57%		0.55%		1.91%		27%
12/31/2018	$97,095	0.57%		0.56%		2.04%		39%
12/31/2017	$146,880	0.57%		0.56%		1.91%		26%
12/31/2016	$159,396	0.57%		0.56%		1.79%		25%
12/31/2015	$191,874	0.45%		0.45%		1.79%		37	%(h)
Institutional Class
12/31/2019	$25,823	0.12%		0.10%		2.63%		27%
12/31/2018	$16,587	0.12%		0.11%		2.83%		39%
12/31/2017	$14,827	0.12%		0.11%		3.28%		26%
12/31/2016	$4,054	0.12%		0.11%		2.82%		25%
12/31/2015(d)	$2,192	0.12	%(i)	0.11	%(i)	10.64	%(i)	37	%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.

(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2019	$10.13	0.23	1.76	1.99	(0.22)	(0.55)		(0.77)	$11.35	20.05%
12/31/2018	$11.67	0.23	(1.02)	(0.79)	(0.33)	(0.42)		(0.75)	$10.13	(6.95%)
12/31/2017	$10.41	0.23	1.48	1.71	(0.34)	(0.11)		(0.45)	$11.67	16.54%
12/31/2016(d)	$10.00	0.23	0.36	0.59	(0.18)	(0.00	)(e)	(0.18)	$10.41	6.01	%(f)
Service Class
12/31/2019	$10.07	0.24	1.74	1.98	(0.22)	(0.55)		(0.77)	$11.28	20.02%
12/31/2018	$11.63	0.30	(1.11)	(0.81)	(0.33)	(0.42)		(0.75)	$10.07	(7.12%)
12/31/2017	$10.40	0.37	1.33	1.70	(0.36)	(0.11)		(0.47)	$11.63	16.41%
12/31/2016(d)	$10.00	0.64	(0.04)	0.60	(0.20)	(0.00	)(e)	(0.20)	$10.40	6.06	%(f)
Institutional Class
12/31/2019	$10.10	0.32	1.71	2.03	(0.28)	(0.55)		(0.83)	$11.30	20.53%
12/31/2018	$11.66	0.36	(1.11)	(0.75)	(0.39)	(0.42)		(0.81)	$10.10	(6.65%)
12/31/2017	$10.42	0.32	1.43	1.75	(0.40)	(0.11)		(0.51)	$11.66	16.91%
12/31/2016(d)	$10.00	0.22	0.40	0.62	(0.20)	(0.00	)(e)	(0.20)	$10.42	6.34	%(f)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$14	0.47%		0.46%		2.07%		32%
12/31/2018	$11	0.47%		0.47%		2.03%		56%
12/31/2017	$15	0.47%		0.47%		2.07%		46%
12/31/2016(d)	$16	0.47	%(i)	0.47	%(i)	3.31	%(i)	6	%(f)
Service Class
12/31/2019	$5,743	0.57%		0.56%		2.16%		32%
12/31/2018	$3,727	0.57%		0.56%		2.64%		56%
12/31/2017	$2,573	0.57%		0.56%		3.21%		46%
12/31/2016(d)	$405	0.57	%(i)	0.55	%(i)	9.14	%(i)	6	%(f)
Institutional Class
12/31/2019	$932	0.12%		0.11%		2.85%		32%
12/31/2018	$50	0.12%		0.12%		3.13%		56%
12/31/2017	$19	0.12%		0.12%		2.86%		46%
12/31/2016(d)	$11	0.12	%(i)	0.12	%(i)	3.19	%(i)	6	%(f)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2019	$12.79	0.28	2.47	2.75	(0.22)	(1.08)	(1.30)	$14.24	21.95%
12/31/2018	$15.48	0.32	(1.50)	(1.18)	(0.28)	(1.23)	(1.51)	$12.79	(7.94%)
12/31/2017	$13.90	0.30	2.21	2.51	(0.29)	(0.64)	(0.93)	$15.48	18.17%
12/31/2016	$13.90	0.23	1.02	1.25	(0.25)	(1.00)	(1.25)	$13.90	9.17%
12/31/2015	$15.73	0.27	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%)
Service Class
12/31/2019	$12.81	0.25	2.48	2.73	(0.19)	(1.08)	(1.27)	$14.27	21.77%
12/31/2018	$15.47	0.27	(1.45)	(1.18)	(0.25)	(1.23)	(1.48)	$12.81	(7.99%)
12/31/2017	$13.89	0.27	2.21	2.48	(0.26)	(0.64)	(0.90)	$15.47	18.00%
12/31/2016	$13.89	0.23	1.01	1.24	(0.24)	(1.00)	(1.24)	$13.89	9.09%
12/31/2015	$15.71	0.26	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%)
Institutional Class
12/31/2019	$6.36	0.17	1.17	1.34	(0.30)	(1.08)	(1.38)	$6.32	22.27%
12/31/2018	$8.55	0.21	(0.79)	(0.58)	(0.38)	(1.23)	(1.61)	$6.36	(7.57%)
12/31/2017	$8.10	0.29	1.18	1.47	(0.38)	(0.64)	(1.02)	$8.55	18.50%
12/31/2016	$8.64	0.25	0.55	0.80	(0.34)	(1.00)	(1.34)	$8.10	9.55%
12/31/2015(d)	$10.00	0.48	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$8.64	(4.88	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$10,838	0.47%		0.46%		1.99%		28%
12/31/2018	$9,298	0.47%		0.46%		2.09%		38%
12/31/2017	$10,923	0.47%		0.46%		1.97%		28%
12/31/2016	$10,852	0.47%		0.47%		1.67%		28%
12/31/2015	$12,872	0.35%		0.34%		1.76%		33	%(h)
Service Class
12/31/2019	$60,435	0.57%		0.56%		1.78%		28%
12/31/2018	$62,653	0.57%		0.56%		1.78%		38%
12/31/2017	$92,496	0.57%		0.56%		1.82%		28%
12/31/2016	$95,036	0.57%		0.57%		1.66%		28%
12/31/2015	$106,551	0.45%		0.45%		1.68%		33	%(h)
Institutional Class
12/31/2019	$14,587	0.12%		0.11%		2.45%		28%
12/31/2018	$10,135	0.12%		0.11%		2.57%		38%
12/31/2017	$9,928	0.12%		0.11%		3.34%		28%
12/31/2016	$1,874	0.12%		0.12%		2.94%		28%
12/31/2015(d)	$832	0.12	%(i)	0.11	%(i)	7.48	%(i)	33	%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.

(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.07	0.21	2.05	2.26	(0.21)	(0.66)	(0.87)	$11.46	22.89%
12/31/2018	$11.74	0.30	(1.29)	(0.99)	(0.34)	(0.34)	(0.68)	$10.07	(8.66%)
12/31/2017	$10.34	0.26	1.69	1.95	(0.42)	(0.13)	(0.55)	$11.74	18.96%
12/31/2016(d)	$10.00	0.20	0.46	0.66	(0.29)	(0.03)	(0.32)	$10.34	6.66	%(e)
Service Class
12/31/2019	$10.11	0.24	2.02	2.26	(0.21)	(0.66)	(0.87)	$11.50	22.78%
12/31/2018	$11.77	0.31	(1.31)	(1.00)	(0.32)	(0.34)	(0.66)	$10.11	(8.71%)
12/31/2017	$10.33	0.36	1.58	1.94	(0.37)	(0.13)	(0.50)	$11.77	18.79%
12/31/2016(d)	$10.00	0.23	0.42	0.65	(0.29)	(0.03)	(0.32)	$10.33	6.63	%(e)
Institutional Class
12/31/2019	$10.09	0.30	2.00	2.30	(0.28)	(0.66)	(0.94)	$11.45	23.21%
12/31/2018	$11.74	0.40	(1.35)	(0.95)	(0.36)	(0.34)	(0.70)	$10.09	(8.31%)
12/31/2017	$10.33	0.39	1.60	1.99	(0.45)	(0.13)	(0.58)	$11.74	19.41%
12/31/2016(d)	$10.00	0.21	0.47	0.68	(0.32)	(0.03)	(0.35)	$10.33	6.85	%(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$37	0.47%		0.46%		1.88%		35%
12/31/2018	$30	0.47%		0.46%		2.58%		32%
12/31/2017	$18	0.47%		0.46%		2.29%		48%
12/31/2016(d)	$11	0.47	%(h)	0.47	%(h)	2.94	%(h)	130	%(e)
Service Class
12/31/2019	$4,557	0.57%		0.56%		2.09%		35%
12/31/2018	$2,799	0.57%		0.56%		2.67%		32%
12/31/2017	$1,329	0.57%		0.56%		3.11%		48%
12/31/2016(d)	$159	0.57	%(h)	0.55	%(h)	3.28	%(h)	130	%(e)
Institutional Class
12/31/2019	$689	0.12%		0.11%		2.70%		35%
12/31/2018	$106	0.12%		0.11%		3.43%		32%
12/31/2017	$30	0.12%		0.12%		3.44%		48%
12/31/2016(d)	$11	0.12	%(h)	0.12	%(h)	3.11	%(h)	130	%(e)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.83	0.28	2.62	2.90	(0.22)	(1.15)	(1.37)	$14.36	23.18%
12/31/2018	$15.53	0.33	(1.66)	(1.33)	(0.30)	(1.07)	(1.37)	$12.83	(8.95%)
12/31/2017	$13.74	0.32	2.32	2.64	(0.29)	(0.56)	(0.85)	$15.53	19.32%
12/31/2016	$13.52	0.25	0.99	1.24	(0.26)	(0.76)	(1.02)	$13.74	9.33%
12/31/2015	$15.21	0.24	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%)
Service Class
12/31/2019	$12.86	0.26	2.63	2.89	(0.20)	(1.15)	(1.35)	$14.40	23.01%
12/31/2018	$15.53	0.27	(1.61)	(1.34)	(0.26)	(1.07)	(1.33)	$12.86	(8.99%)
12/31/2017	$13.73	0.28	2.34	2.62	(0.26)	(0.56)	(0.82)	$15.53	19.18%
12/31/2016	$13.50	0.22	1.01	1.23	(0.24)	(0.76)	(1.00)	$13.73	9.23%
12/31/2015	$15.18	0.25	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%)
Institutional Class
12/31/2019	$6.86	0.19	1.36	1.55	(0.31)	(1.15)	(1.46)	$6.95	23.50%
12/31/2018	$9.04	0.24	(0.97)	(0.73)	(0.38)	(1.07)	(1.45)	$6.86	(8.58%)
12/31/2017	$8.35	0.32	1.31	1.63	(0.38)	(0.56)	(0.94)	$9.04	19.71%
12/31/2016	$8.63	0.33	0.49	0.82	(0.34)	(0.76)	(1.10)	$8.35	9.74%
12/31/2015(d)	$10.00	0.45	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$8.63	(5.35	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$6,737	0.47%		0.46%		1.96%		34%
12/31/2018	$5,381	0.47%		0.46%		2.17%		48%
12/31/2017	$5,353	0.47%		0.46%		2.12%		33%
12/31/2016	$4,115	0.47%		0.47%		1.81%		40%
12/31/2015	$3,807	0.34%		0.33%		1.58%		38	%(h)
Service Class
12/31/2019	$30,774	0.57%		0.56%		1.80%		34%
12/31/2018	$27,738	0.57%		0.56%		1.79%		48%
12/31/2017	$35,665	0.57%		0.56%		1.84%		33%
12/31/2016	$32,341	0.57%		0.57%		1.59%		40%
12/31/2015	$36,402	0.46%		0.45%		1.67%		38	%(h)
Institutional Class
12/31/2019	$7,858	0.12%		0.11%		2.52%		34%
12/31/2018	$4,899	0.12%		0.11%		2.69%		48%
12/31/2017	$3,379	0.12%		0.11%		3.55%		33%
12/31/2016	$765	0.12%		0.12%		3.76%		40%
12/31/2015(d)	$188	0.12	%(i)	0.11	%(i)	7.03	%(i)	38	%(h)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.

(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME CONSERVATIVE 2060 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019(d)	$10.00	0.21	0.60	0.81	(0.20)	(0.05)	(0.25)	$10.56	8.21	%(e)
Service Class
12/31/2019(d)	$10.00	0.21	0.60	0.81	(0.20)	(0.05)	(0.25)	$10.56	8.20	%(e)
Institutional Class
12/31/2019(d)	$10.00	0.30	0.54	0.84	(0.24)	(0.05)	(0.29)	$10.55	8.43	%(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019(d)	$11	0.47	%(h)	0.46	%(h)	3.10	%(h)	12	%(e)
Service Class
12/31/2019(d)	$11	0.57	%(h)	0.46	%(h)	3.02	%(h)	12	%(e)
Institutional Class
12/31/2019(d)	$464	0.12	%(h)	0.11	%(h)	4.36	%(h)	12	%(e)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 2, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
12/31/2015	$13.78	0.26	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%)
Service Class
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
12/31/2015	$13.68	0.26	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%)
Class L
12/31/2019	$9.27	0.19	1.15	1.34	(0.19)	(0.65)	(0.84)	$9.77	14.83%
12/31/2018	$10.51	0.24	(0.69)	(0.45)	(0.29)	(0.50)	(0.79)	$9.27	(4.54%)
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
12/31/2016(d)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93	%(e)
Institutional Class
12/31/2019	$8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$9.16	15.53%
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$8.76	(4.03%)
12/31/2017	$9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
12/31/2016	$9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$9.61	7.57%
12/31/2015(f)	$10.00	0.19	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$9.32	(3.18	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$57,202	0.47%		0.43%		2.00%		17%
12/31/2018	$60,993	0.47%		0.44%		2.33%		43%
12/31/2017	$92,389	0.47%		0.44%		1.96%		22%
12/31/2016	$108,266	0.47%		0.45%		2.57%		33%
12/31/2015	$3,548	0.35%		0.34%		1.87%		46	%(i)
Service Class
12/31/2019	$369,554	0.57%		0.53%		1.83%		17%
12/31/2018	$446,092	0.57%		0.54%		2.28%		43%
12/31/2017	$607,903	0.57%		0.54%		1.90%		22%
12/31/2016	$683,608	0.57%		0.55%		2.42%		33%
12/31/2015	$51,634	0.47%		0.45%		1.90%		46	%(i)
Class L
12/31/2019	$288,035	0.72%		0.68%		1.88%		17%
12/31/2018	$245,206	0.72%		0.69%		2.32%		43%
12/31/2017	$260,469	0.72%		0.69%		1.97%		22%
12/31/2016(d)	$187,837	0.72	%(j)	0.69	%(j)	2.58	%(j)	33%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Institutional Class
12/31/2019	$87,560	0.12%		0.08%		2.46%		17%
12/31/2018	$73,205	0.12%		0.09%		3.06%		43%
12/31/2017	$43,287	0.12%		0.09%		3.25%		22%
12/31/2016	$12,066	0.12%		0.10%		2.75%		33%
12/31/2015(f)	$10	0.12	%(j)	0.09	%(j)	2.98	%(j)	46	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2020 Fund

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
12/31/2016(d)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84	%(e)
Service Class
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
12/31/2016(d)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85	%(e)
Class L
12/31/2019	$10.02	0.23	1.37	1.60	(0.19)	(0.51)	(0.70)	$10.92	16.13%
12/31/2018	$11.14	0.29	(0.85)	(0.56)	(0.27)	(0.29)	(0.56)	$10.02	(5.17%)
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
12/31/2016(d)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76	%(e)
Institutional Class
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
12/31/2016(d)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03	%(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$14,883	0.47%		0.44%		2.02%		26%
12/31/2018	$15,119	0.47%		0.44%		2.65%		46%
12/31/2017	$11,305	0.47%		0.45%		4.08%		49%
12/31/2016(d)	$3,016	0.47	%(h)	0.45	%(h)	3.50	%(h)	36	%(e)
Service Class
12/31/2019	$32,034	0.57%		0.54%		1.97%		26%
12/31/2018	$31,750	0.57%		0.54%		2.57%		46%
12/31/2017	$27,376	0.57%		0.55%		2.51%		49%
12/31/2016(d)	$9,858	0.57	%(h)	0.55	%(h)	4.97	%(h)	36	%(e)
Class L
12/31/2019	$158,359	0.72%		0.69%		2.11%		26%
12/31/2018	$90,032	0.72%		0.69%		2.66%		46%
12/31/2017	$50,498	0.72%		0.70%		3.88%		49%
12/31/2016(d)	$10	0.72	%(h)	0.45	%(h)	2.81	%(h)	36	%(e)
Institutional Class
12/31/2019	$57,786	0.12%		0.09%		2.49%		26%
12/31/2018	$43,938	0.12%		0.09%		3.10%		46%
12/31/2017	$21,434	0.12%		0.10%		2.62%		49%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
12/31/2016(d)	$2,557	0.12	%(h)	0.10	%(h)	17.84	%(h)	36	%(e)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 Fund

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
12/31/2015	$15.57	0.28	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%)
Service Class
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
12/31/2015	$15.50	0.29	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%)
Class L
12/31/2019	$8.90	0.19	1.35	1.54	(0.23)	(0.84)	(1.07)	$9.37	17.68%
12/31/2018	$10.56	0.24	(0.84)	(0.60)	(0.30)	(0.76)	(1.06)	$8.90	(5.88%)
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
12/31/2016(d)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72	%(e)
Institutional Class
12/31/2019	$8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$8.47	18.43%
12/31/2018	$9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$8.16	(5.41%)
12/31/2017	$9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$9.80	14.56%
12/31/2016	$9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$9.40	8.37%
12/31/2015(f)	$10.00	0.19	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$9.13	(3.99	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$108,828	0.47%		0.45%		1.93%		22%
12/31/2018	$118,244	0.47%		0.45%		2.17%		39%
12/31/2017	$173,780	0.47%		0.45%		1.92%		21%
12/31/2016	$196,646	0.47%		0.46%		2.63%		27%
12/31/2015	$11,234	0.36%		0.35%		1.85%		35	%(i)
Service Class
12/31/2019	$1,026,060	0.57%		0.55%		1.87%		22%
12/31/2018	$1,081,687	0.57%		0.55%		2.17%		39%
12/31/2017	$1,373,819	0.57%		0.55%		1.93%		21%
12/31/2016	$1,384,606	0.57%		0.56%		2.50%		27%
12/31/2015	$85,963	0.47%		0.46%		1.98%		35	%(i)
Class L
12/31/2019	$307,685	0.72%		0.70%		1.96%		22%
12/31/2018	$221,557	0.72%		0.70%		2.29%		39%
12/31/2017	$203,493	0.72%		0.70%		2.05%		21%
12/31/2016(d)	$133,562	0.72	%(j)	0.71	%(j)	2.67	%(j)	27%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Institutional Class
12/31/2019	$212,287	0.12%		0.10%		2.48%		22%
12/31/2018	$157,901	0.12%		0.10%		2.97%		39%
12/31/2017	$105,501	0.12%		0.10%		3.42%		21%
12/31/2016	$24,853	0.12%		0.11%		3.68%		27%
12/31/2015(f)	$10	0.11	%(j)	0.11	%(j)	2.98	%(j)	35	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2030 Fund

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
12/31/2016(d)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11	%(e)
Service Class
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
12/31/2016(d)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17	%(e)
Class L
12/31/2019	$10.14	0.24	1.72	1.96	(0.19)	(0.66)	(0.85)	$11.25	19.77%
12/31/2018	$11.62	0.29	(1.08)	(0.79)	(0.27)	(0.42)	(0.69)	$10.14	(6.97%)
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
12/31/2016(d)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03	%(e)
Institutional Class
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
12/31/2016(d)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32	%(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$10,577	0.47%		0.45%		2.09%		23%
12/31/2018	$8,157	0.47%		0.46%		2.45%		40%
12/31/2017	$6,011	0.47%		0.46%		3.09%		35%
12/31/2016(d)	$3,810	0.47	%(h)	0.46	%(h)	3.71	%(h)	17	%(e)
Service Class
12/31/2019	$45,451	0.57%		0.55%		1.93%		23%
12/31/2018	$39,959	0.57%		0.56%		2.38%		40%
12/31/2017	$31,962	0.57%		0.56%		2.61%		35%
12/31/2016(d)	$8,594	0.57	%(h)	0.56	%(h)	7.93	%(h)	17	%(e)
Class L
12/31/2019	$142,140	0.72%		0.70%		2.16%		23%
12/31/2018	$71,812	0.72%		0.71%		2.56%		40%
12/31/2017	$39,597	0.72%		0.71%		4.12%		35%
12/31/2016(d)	$11	0.72	%(h)	0.47	%(h)	2.83	%(h)	17	%(e)
Institutional Class
12/31/2019	$78,245	0.12%		0.10%		2.52%		23%
12/31/2018	$49,277	0.12%		0.11%		2.81%		40%
12/31/2017	$24,430	0.12%		0.11%		2.84%		35%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
12/31/2016(d)	$2,605	0.12	%(h)	0.11	%(h)	19.81	%(h)	17	%(e)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 Fund

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%)
Service Class
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%)
Class L
12/31/2019	$8.67	0.18	1.66	1.84	(0.22)	(1.09)	(1.31)	$9.20	21.84%
12/31/2018	$10.91	0.21	(1.04)	(0.83)	(0.27)	(1.14)	(1.41)	$8.67	(8.08%)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016(d)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63	%(e)
Institutional Class
12/31/2019	$7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$8.17	22.58%
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$7.85	(7.56%)
12/31/2017	$9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
12/31/2016	$9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$9.41	9.56%
12/31/2015(f)	$10.00	0.18	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$9.07	(4.81	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$98,420	0.47%		0.46%		1.80%		23%
12/31/2018	$105,406	0.47%		0.46%		1.89%		37%
12/31/2017	$162,090	0.47%		0.46%		1.82%		22%
12/31/2016	$175,123	0.47%		0.47%		2.58%		25%
12/31/2015	$7,131	0.36%		0.35%		1.72%		27	%(i)
Service Class
12/31/2019	$984,866	0.57%		0.56%		1.76%		23%
12/31/2018	$978,371	0.57%		0.56%		1.90%		37%
12/31/2017	$1,248,639	0.57%		0.56%		1.85%		22%
12/31/2016	$1,190,559	0.57%		0.57%		2.43%		25%
12/31/2015	$69,647	0.47%		0.47%		1.83%		27	%(i)
Class L
12/31/2019	$262,129	0.72%		0.71%		1.91%		23%
12/31/2018	$179,262	0.72%		0.71%		1.94%		37%
12/31/2017	$183,489	0.72%		0.71%		2.01%		22%
12/31/2016(d)	$115,848	0.72	%(j)	0.71	%(j)	2.71	%(j)	25%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Institutional Class
12/31/2019	$202,044	0.12%		0.11%		2.41%		23%
12/31/2018	$143,007	0.12%		0.11%		2.74%		37%
12/31/2017	$90,164	0.12%		0.11%		3.64%		22%
12/31/2016	$21,727	0.12%		0.11%		4.05%		25%
12/31/2015(f)	$10	0.12	%(j)	0.12	%(j)	2.85	%(j)	27	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2040 Fund

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016(d)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09	%(e)
Service Class
12/31/2019	$9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016(d)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08	%(e)
Class L
12/31/2019	$9.95	0.24	2.04	2.28	(0.18)	(0.82)	(1.00)	$11.23	23.47%
12/31/2018	$11.71	0.27	(1.29)	(1.02)	(0.28)	(0.46)	(0.74)	$9.95	(8.97%)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016(d)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04	%(e)
Institutional Class
12/31/2019	$9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$9.97	(8.40%)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
12/31/2016(d)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44	%(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$5,112	0.47%		0.46%		2.13%		22%
12/31/2018	$3,638	0.47%		0.46%		2.05%		36%
12/31/2017	$3,616	0.47%		0.46%		1.40%		60%
12/31/2016(d)	$10,771	0.47	%(h)	0.46	%(h)	3.38	%(h)	40	%(e)
Service Class
12/31/2019	$36,469	0.57%		0.56%		1.90%		22%
12/31/2018	$27,649	0.57%		0.56%		2.18%		36%
12/31/2017	$20,851	0.57%		0.57%		2.61%		60%
12/31/2016(d)	$4,646	0.57	%(h)	0.56	%(h)	7.76	%(h)	40	%(e)
Class L
12/31/2019	$102,348	0.72%		0.71%		2.15%		22%
12/31/2018	$48,495	0.72%		0.71%		2.33%		36%
12/31/2017	$26,149	0.72%		0.72%		4.49%		60%
12/31/2016(d)	$11	0.72	%(h)	0.47	%(h)	2.75	%(h)	40	%(e)
Institutional Class
12/31/2019	$49,238	0.12%		0.11%		2.39%		22%
12/31/2018	$31,825	0.12%		0.11%		2.63%		36%
12/31/2017	$12,975	0.12%		0.11%		2.82%		60%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
12/31/2016(d)	$1,821	0.12	%(h)	0.12	%(h)	20.33	%(h)	40	%(e)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 Fund

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%)
Service Class
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%)
Class L
12/31/2019	$8.79	0.18	1.87	2.05	(0.21)	(1.25)	(1.46)	$9.38	24.31%
12/31/2018	$11.22	0.20	(1.19)	(0.99)	(0.25)	(1.19)	(1.44)	$8.79	(9.55%)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016(d)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94	%(e)
Institutional Class
12/31/2019	$7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$8.32	25.14%
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$7.95	(9.01%)
12/31/2017	$9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
12/31/2016	$9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$9.47	9.88%
12/31/2015(f)	$10.00	0.18	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$9.06	(5.23	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$44,077	0.47%		0.46%		1.59%		24%
12/31/2018	$52,347	0.47%		0.46%		1.74%		33%
12/31/2017	$82,795	0.47%		0.46%		1.68%		22%
12/31/2016	$95,070	0.47%		0.47%		2.55%		23%
12/31/2015	$1,918	0.36%		0.35%		1.67%		28	%(i)
Service Class
12/31/2019	$606,808	0.57%		0.56%		1.70%		24%
12/31/2018	$581,048	0.57%		0.56%		1.74%		33%
12/31/2017	$733,375	0.57%		0.56%		1.82%		22%
12/31/2016	$671,090	0.57%		0.57%		2.36%		23%
12/31/2015	$36,770	0.47%		0.47%		1.77%		28	%(i)
Class L
12/31/2019	$138,790	0.72%		0.71%		1.85%		24%
12/31/2018	$95,073	0.72%		0.71%		1.82%		33%
12/31/2017	$93,630	0.72%		0.71%		1.95%		22%
12/31/2016(d)	$58,663	0.72	%(j)	0.72	%(j)	2.68	%(j)	23%
Institutional Class

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
12/31/2019	$129,174	0.12%		0.11%		2.40%		24%
12/31/2018	$87,290	0.12%		0.11%		2.64%		33%
12/31/2017	$57,098	0.12%		0.11%		3.82%		22%
12/31/2016	$11,297	0.12%		0.12%		3.94%		23%
12/31/2015(f)	$9	0.12	%(j)	0.11	%(j)	2.80	%(j)	28	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2050 Fund

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016(d)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15	%(e)
Service Class
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016(d)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16	%(e)
Class L
12/31/2019	$10.21	0.24	2.21	2.45	(0.19)	(0.84)	(1.03)	$11.63	24.54%
12/31/2018	$12.15	0.28	(1.43)	(1.15)	(0.29)	(0.50)	(0.79)	$10.21	(9.78%)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016(d)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05	%(e)
Institutional Class
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
12/31/2016(d)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45	%(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$3,124	0.47%		0.46%		2.07%		21%
12/31/2018	$2,166	0.47%		0.47%		2.49%		33%
12/31/2017	$1,304	0.47%		0.46%		2.15%		35%
12/31/2016(d)	$1,198	0.47	%(h)	0.46	%(h)	3.66	%(h)	17	%(e)
Service Class
12/31/2019	$29,274	0.57%		0.56%		1.91%		21%
12/31/2018	$20,800	0.57%		0.57%		2.14%		33%
12/31/2017	$14,786	0.57%		0.57%		2.99%		35%
12/31/2016(d)	$2,637	0.57	%(h)	0.56	%(h)	6.37	%(h)	17	%(e)
Class L
12/31/2019	$39,877	0.72%		0.71%		2.09%		21%
12/31/2018	$18,965	0.72%		0.72%		2.31%		33%
12/31/2017	$10,409	0.73%		0.72%		3.89%		35%
12/31/2016(d)	$11	0.72	%(h)	0.47	%(h)	2.69	%(h)	17	%(e)
Institutional Class
12/31/2019	$32,461	0.12%		0.11%		2.52%		21%
12/31/2018	$17,395	0.12%		0.12%		2.61%		33%
12/31/2017	$8,929	0.12%		0.12%		2.88%		35%

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
12/31/2016(d)	$899	0.12	%(h)	0.12	%(h)	19.78	%(h)	17	%(e)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 Fund

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
Service Class
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
Class L
12/31/2019	$8.57	0.18	1.82	2.00	(0.25)	(1.38)	(1.63)	$8.94	24.47%
12/31/2018	$11.13	0.21	(1.24)	(1.03)	(0.30)	(1.23)	(1.53)	$8.57	(10.03%)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016(d)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88	%(e)
Institutional Class
12/31/2019	$7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$7.81	25.19%
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$7.68	(9.43%)
12/31/2017	$9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
12/31/2016	$8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$9.34	9.87%
12/31/2015(f)	$10.00	0.18	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$8.99	(5.67	%)(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019	$18,634	0.47%		0.46%		1.65%		26%
12/31/2018	$20,048	0.47%		0.46%		1.74%		36%
12/31/2017	$38,953	0.47%		0.46%		1.71%		25%
12/31/2016	$41,159	0.47%		0.47%		2.66%		20%
12/31/2015	$320	0.36%		0.36%		1.74%		26	%(i)
Service Class
12/31/2019	$289,415	0.57%		0.56%		1.78%		26%
12/31/2018	$248,803	0.57%		0.56%		1.77%		36%
12/31/2017	$287,723	0.57%		0.56%		1.86%		25%
12/31/2016	$244,187	0.57%		0.57%		2.42%		20%
12/31/2015	$10,004	0.48%		0.47%		1.84%		26	%(i)
Class L
12/31/2019	$26,352	0.72%		0.71%		1.96%		26%
12/31/2018	$16,384	0.72%		0.71%		1.92%		36%
12/31/2017	$14,498	0.72%		0.71%		2.23%		25%
12/31/2016(d)	$7,380	0.72	%(j)	0.71	%(j)	2.62	%(j)	20%
Institutional Class

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
12/31/2019	$75,956	0.12%		0.11%		2.52%		26%
12/31/2018	$46,123	0.12%		0.11%		2.78%		36%
12/31/2017	$26,985	0.12%		0.11%		4.30%		25%
12/31/2016	$2,797	0.12%		0.12%		4.43%		20%
12/31/2015(f)	$9	0.12	%(j)	0.12	%(j)	2.71	%(j)	26	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2060 FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019(d)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56	%(e)
Service Class
12/31/2019(d)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58	%(e)
Class L
12/31/2019(d)	$10.00	0.32	0.52	0.84	(0.22)	(0.04)	(0.26)	$10.58	8.45	%(e)
Institutional Class
12/31/2019(d)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80	%(e)

	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019(d)	$45	0.47	%(h)	0.46	%(h)	6.20	%(h)	243	%(e)
Service Class
12/31/2019(d)	$23	0.57	%(h)	0.48	%(h)	4.34	%(h)	243	%(e)
Class L
12/31/2019(d)	$1,082	0.72	%(h)	0.71	%(h)	4.62	%(h)	243	%(e)
Institutional Class
12/31/2019(d)	$34	0.12	%(h)	0.11	%(h)	5.03	%(h)	243	%(e)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 2, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

THE BOARD’S APPROVAL OF THE REORGANIZATION

Based on the considerations described below, the Board of Directors (the “Board”) of Great-West Funds, Inc. determined that the reorganization of each Target Fund into the corresponding Acquiring Fund would be in the best interests of the Target Fund, and that the interests of the Target Fund’s existing shareholders would not be diluted as a result of the reorganization. As such, the Board has approved this reorganization.

In preparation for the meeting of the Board held on April 21, 2020, at which this reorganization was considered, GWCM, the investment adviser to the Funds, provided the Board with information for the meeting regarding the proposed reorganization, including the rationale therefor and alternatives considered. GWCM recommended this reorganization because the Target Funds have not attracted significant assets and GWCM does not believe the Target Funds will attract sufficient assets to sustain them. GWCM believes that this reorganization will benefit the Target Funds and their shareholders by, among other things, allowing the reorganization of each Target Fund into a fund with the same target date, identical investment objective and substantially similar investment strategies, investment risks, performance and total expense ratio.

Prior to approving this reorganization, the Independent Directors reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. In approving this reorganization, the Board considered a number of factors in reaching its determination, including the following:

•	the compatibility of each Target Fund’s investment objective, principal investment strategies, and principal investment risks with those of its corresponding Acquiring Fund;
•	the investment performance of each Target Fund and its corresponding Acquiring Fund and the portfolio managers of the Funds;
•	the relative fees and expense ratios of each Target Fund and its corresponding Acquiring Fund;
•	the anticipated federal income tax-free nature of this reorganization;
•	the expected costs of this reorganization and the fact that the Funds would not bear any of such costs;
•	the terms of this reorganization and whether this reorganization would dilute the interests of shareholders of the Funds;
•	the effect of this reorganization on shareholder rights;
•	alternatives to this reorganization; and
•	any potential benefits to GWCM and its affiliates as a result of this reorganization.

Compatibility of Investment Objectives, Principal Investment Strategies and Related Risks

Based on the information presented, the Board noted that each Target Fund has the same target date, identical investment objectives and substantially similar principal investment strategies and principal investment risks as the corresponding Acquiring Fund. In particular, the Board noted that all Funds are funds-of-funds that pursue their investment objectives by investing in other mutual funds and a fixed income contract issued and guaranteed by GWL&A. The Board further noted that the Underlying Funds and asset classes are identical for each Target Fund and its corresponding Acquiring Fund, although the target allocations for such Funds differ.

Investment Performance and Portfolio Management

The Board considered the investment performance of the Funds for the one-year, five-year, ten-year and since inception periods ended December 31, 2019, as available. The Board noted that each Acquiring Fund historically performed better than the corresponding Target Fund due to higher allocations to equity Underlying Funds. The Board also considered that the Funds have the same portfolio managers.

Fees and Expense Ratios

The Board considered the fees and expense ratios of the Funds and the impact of expense caps. The Board considered that the investment advisory fee for the Target Funds and the Acquiring Funds is calculated at the rate of 0.12% of net assets. Further, the Board considered that each share class of the Target Funds and Acquiring Funds has identical Rule 12b-1 fees (0.10% for Service Class) and shareholder services fees (0.35% for Investor Class and Service Class). The Board also noted that the total expense ratio of each Acquiring Fund is higher than the expense ratio of the corresponding Target Fund (ranging in a difference of one to six basis points depending on the share class and Fund), which is due to the greater costs associated with the Acquiring Fund’s higher allocations to equity Underlying Funds, as compared to the lower costs associated with the Target Fund’s higher allocations to fixed income Underlying Funds.

Federal Income Tax Consequences of this Reorganization

The Board considered the tax implications of this reorganization. The Board noted that this reorganization will be structured with the intention that it qualify as a tax-free reorganization for federal income tax purposes.

Costs of this Reorganization

The Board considered that GWCM will bear all the expenses incurred in connection with this reorganization.

Dilution

The terms of this reorganization are intended to avoid dilution of the interests of the shareholders of the Funds. In this regard, shareholders of each Target Fund will receive the same class of shares in the corresponding Acquiring Fund, equal in total value to the total value of the shares of the Target Fund surrendered.

Effect on Shareholder Rights

The Board noted that the shareholders of each Target Fund will receive the same class of shares of the corresponding Acquiring Fund, which is subject to the same Rule 12b-1 and/or shareholder services fees, as applicable. The Board also considered that the Target Funds and the Acquiring Funds are series of Great-West Funds and, as such, the rights of the Target Funds’ shareholders are the same as the rights of the Acquiring Funds’ shareholders. The Board also considered that shares of all Funds are entitled to one vote per share held and fractional votes for fractional shares held.

Alternatives to this Reorganization

As an alternative, the Board considered liquidating the Target Funds; however, liquidation would require that GWL&A obtain a substitution order from the SEC under Section 26(c) of the 1940 Act in order to move the assets from one fund to another within an insurance company separate account, which is a lengthy process.

Potential Benefits to GWCM and its Affiliates

The Board recognized that this reorganization may result in some potential benefits and economies for GWCM and its affiliates. These may include, for example, costs savings as a result of the elimination of the Target Funds as funds in Great-West Funds’ complex.

Conclusion

The Board, including all of the Independent Directors, approved this reorganization, concluding that this reorganization is in the best interests of each Target Fund, and that the interests of each Target Fund’s existing shareholders will not be diluted as a result of this reorganization. The Board, including the Independent Directors, also concluded that this reorganization is in the best interests of each Acquiring Fund, and that the interests of existing shareholders of each Acquiring Fund will not be diluted as a result of this reorganization. The Board did not identify any single factor discussed above as all-important or controlling, but considered all such factors together in approving this reorganization.

INFORMATION ABOUT OWNERSHIP OF SHARES OF THE FUND

Outstanding Shares

The tables below provide information about the Funds’ outstanding shares of Institutional Class, Investor Class, and Service Class as of December 31, 2019.

As of December 31, 2019, the directors and officers of the Target Funds as a group owned less than 1% of the total outstanding shares of each Target Fund and as a group owned less than 1% of the Institutional, Investor and Service Class shares of each Target Fund. Likewise, as of December 31, 2019, the directors and officers of the Acquiring Funds as a group owned less than 1% of the total outstanding shares of each Acquiring Fund and as a group owned less than 1% of the Institutional, Investor and Service Class shares of each Acquiring Funds.

Target Fund	Institutional Class	Investor Class	Service Class
Great-West Lifetime Conservative 2015 Fund	751,002	371,797	3,546,851
Great-West Lifetime Conservative 2020 Fund	152,525	1,629	388, 544
Great-West Lifetime Conservative 2025 Fund	2,342,295	1,518,893	7,559,074
Great-West Lifetime Conservative 2030 Fund	120,785	11,933	757,159
Great-West Lifetime Conservative 2035 Fund	3,632,819	1,393,565	6,492,943
Great-West Lifetime Conservative 2040 Fund	82,458	1,220	509,214
Great-West Lifetime Conservative 2045 Fund	2,307,508	761,312	4,234,942
Great-West Lifetime Conservative 2050 Fund	60,197	3,187	396,318
Great-West Lifetime Conservative 2055 Fund	1,130,205	469,063	2,136,582
Great-West Lifetime Conservative 2060 Fund	43,948	1,025	1,025

Acquiring Fund	Institutional Class	Investor Class	Service Class
Great-West Lifetime 2015 Fund	9,557,715	4,155,446	27,010,542
Great-West Lifetime 2020 Fund	5,292,915	1,364,639	2,928, 243
Great-West Lifetime 2025 Fund	25,054,071	7,526,833	71,383,742
Great-West Lifetime 2030 Fund	6,948,160	940,753	4,027,829
Great-West Lifetime 2035 Fund	24,717,024	6,942,138	70,697,527
Great-West Lifetime 2040 Fund	4,372,297	456,907	3,244,006
Great-West Lifetime 2045 Fund	15,528,092	3,112,664	44,724,267
Great-West Lifetime 2050 Fund	2,784,432	268,753	2,511,606
Great-West Lifetime 2055 Fund	9,724,919	1,082,603	17,406,360
Great-West Lifetime 2060 Fund	3,241	4,242	2,159

The above tables do not include information related to Class L shares of the Funds because Class L shares are not part of this reorganization.

Beneficial Ownership

The following tables set forth the percentage of ownership of each person who, as of May 22, 2020, owns of record, or is known by the Funds to own of record or beneficially, 5% or more of any class of shares of any Fund. The tables also set forth the estimated percentage of shares of each Acquiring Fund that would have been owned by such parties if this reorganization had occurred on May 22, 2020. These amounts may differ on the Closing Date.

Shareholders who have the power to vote a larger percentage of shares (at least 25% of the voting shares) of a Fund can control the Fund and determine the outcome of a shareholder meeting. The votes of the shareholders of the Target Funds are not being solicited since their approval or consent is not necessary for this reorganization to take place.

Target Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
Great-West Lifetime Conservative 2015 Fund Institutional Class	Nation’s Foodservice, Inc. 401(k) Plan	11090 San Pablo Avenue, Ste 200, El Cerrito, CA 94530	38.22%	<5%
	HCF Management	1100 Shawnee Road Lima, OH 45805	15.35%	<5%
	Davanni S Inc 401K Profit Sharing Plan Trust	1100 Xenium Lane North Plymouth, MN 55441-5200	6.86%	<5%
Great-West Lifetime Conservative 2015 Fund Investor Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	31.03%	57.71%
	Emerald Performance Materials, LLC	2020 Front St., Suite 100, Cuyahoga Falls, OH 44221	21.46%	<5%
	City of Santa Barbara 457 Deferred Compensation Plan	PO Box 1990 Santa Barbara, CA 93102	13.60%	<5%
	Great West IRA Advantage	8515 E. Orchard Road, Greenwood Village, CO 80111	10.74%	<5%
	Oahu Publications, Inc. 401(k) Profit Sharing Plan	500 Ala Moana Blvd Bldg 7 Ste 500, 7 Waterfront Plaza, Honolulu, HI 96813	6.65%	<5%
	Tresca Brothers Concrete Sand & Gravel	66 Main St, Millis, MA 02054	5.75%	<5%
	San Francisco Print Media 401K	835 Market Street Suite 550, San Francisco, CA 94103	5.49%	<5%
Great-West Lifetime Conservative 2015 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	43.10%	33.37%
	Salem Creek, Inc. 401(k) Profit Sharing Plan and Trust	694 Hanes Mall Blvd, Winston-Salem, NC 27103	7.02%	<5%

Great-West Lifetime Conservative 2020 Fund Institutional Class	The Ohio Moulding Corp 401k	30396 Lakeland Blvd, Wickliffe, OH 44092	51.98%	<5%
	Aldonsa Inc 401K	140 Wellhead Dr, Broussard, LA 70518	19.37%	<5%
	Blue Ocean Strategic Capital LLC 401K	333 W Washington St #220, Syracuse, NY 13202	16.13%	<5%

Target Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	Lori’s Gifts Inc 401k	5400 Gibson Blvd SE, Albuquerque, NM 87108	9.19%	<5%
Great-West Lifetime Conservative 2020 Fund Investor Class	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	65.47%	<5%
	Sievers Equipment Co 401K	406 N Old US Route 66, Hamel, IL 62046	34.53%	<5%
Great-West Lifetime Conservative 2020 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	8.66%	45.18%
	Richard R. Pucci & Associates	1765 Stout Dr, Warminster, PA 18974	18.27%	<5%
	American Gem Trade Association 401(k) Profit Sharing Plan	3030 LBJ Freeway, Suite 840, Dallas, TX 75234	13.74%	<5%
	The Kincaid Group Retirement Plan	23889 W 40th St, Bonner Springs, KS 66012	9.56%	<5%
	National Exchange Club Employees Retrmnt	3050 W Central Ave, Toledo, OH 43606	8.84%	<5%
	The Contractors Plan	11910 Anderson Mill Rd, Austin, TX 78726	6.45%	<5%
	United Way of Northwest Lousiana	820 Jordan St Suite 370, Shreveport, LA 71101	5.41%	<5%

Great-West Lifetime Conservative 2025 Fund Institutional Class	HCF Management	1100 Shawnee Road Lima, OH 45805	18.41%	<5%
	Davanni S Inc 401K Profit Sharing Plan Trust	1100 Xenium Lane North Plymouth, MN 55441-5200	8.18%	<5%
Great-West Lifetime Conservative 2025 Fund Investor Class	Emerald Performance Materials, LLC	2020 Front St., Suite 100, Cuyahoga Falls, OH 44221	21.16%	<5%
	Oahu Publications, Inc. 401(k) Profit Sharing Plan	500 Ala Moana Blvd Bldg 7 Ste 500, 7 Waterfront Plaza, Honolulu, HI 96813	15.69%	<5%
	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	13.53%	50.96%

Target Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	City of Santa Barbara 457 Deferred Compensation Plan	PO Box 1990 Santa Barbara, CA 93102	12.60%	<5%
	Intermountain Farmers Association	1212 San Juan Blvd, Farmington, NM 87401	7.99%	<5%
	San Francisco Print Media 401K	835 Market Street Suite 550, San Francisco CA 94103	6.78%	<5%
Great-West Lifetime Conservative 2025 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	50.80%	35.90%

Great-West Lifetime Conservative 2030 Fund Institutional Class	Aldonsa Inc 401K	140 Wellhead Dr, Broussard, LA 70518	35.42%	<5%
	The Ohio Moulding Corp 401k	30396 Lakeland Blvd, Wickliffe, OH 44092	28.97%	<5%
	Jackson Group Property Management Inc 401k	1776 S Jackson St, Denver, CO 80210	16.45%	<5%
	HCF Management	1100 Shawnee Road Lima, OH 45805	5.85%	<5%
	Atlantis Graphics Inc	2410 NC-54, Durham, NC 27713	5.11%	<5%
Great-West Lifetime Conservative 2030 Fund Investor Class	Sievers Equipment Co 401K	406 N Old US Route 66, Hamel, IL 62046	89.55%	<5%
	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	10.16%	<5%
Great-West Lifetime Conservative 2030 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	20.63%	19.96%
	Lobato Construction LLC	1333 W 120th Ave Suite 110 Westminster, CO 80234	9.04%	<5%
	The Kincaid Group Retirement Plan	23889 W 40th St, Bonner Springs, KS 66012	7.73%	<5%
	The Contractors Plan	11910 Anderson Mill Rd, Austin, TX 78726	7.08%	<5%

Target Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
Great-West Lifetime Conservative 2035 Fund Institutional Class	HCF Management	1100 Shawnee Road Lima, OH 45805	25.34%	<5%
	Davanni S Inc 401K Profit Sharing Plan Trust	1100 Xenium Lane North Plymouth, MN 55441-5200	13.53%	<5%
	Nation’s Foodservice, Inc. 401(k) Plan	11090 San Pablo Avenue, Ste 200, El Cerrito, CA 94530	5.76%	<5%
Great-West Lifetime Conservative 2035 Fund Investor Class	Emerald Performance Materials, LLC	2020 Front St., Suite 100, Cuyahoga Falls, OH 44221	40.99%	<5%
	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	11.84%	52.24%
	San Francisco Print Media 401K	835 Market Street Suite 550, San Francisco CA 94103	10.49%	<5%
	City of Santa Barbara 457 Deferred Compensation Plan	PO Box 1990 Santa Barbara, CA 93102	9.51%	<5%
	Oahu Publications, Inc. 401(k) Profit Sharing Plan	500 Ala Moana Blvd Bldg 7 Ste 500, 7 Waterfront Plaza, Honolulu, HI 96813	8.37%	<5%
Great-West Lifetime Conservative 2035 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	46.95%	31.73%

Great-West Lifetime Conservative 2040 Fund Institutional Class	Aldonsa Inc 401K	140 Wellhead Dr, Broussard, LA 70518	40.46%	<5%
	The Ohio Moulding Corp 401k	30396 Lakeland Blvd, Wickliffe, OH 44092	34.20%	<5%
	HCF Management	1100 Shawnee Road Lima, OH 45805	10.64%	<5%
	Jefferson County Intellectual & Development Center	100 Jefferson County Pkwy # 4500, Golden, CO 80419	6.67%	<5%
Great-West Lifetime Conservative 2040 Fund Investor Class	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	99.66%	<5%
Great-West Lifetime Conservative 2040 Fund Service Class	Future Funds Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	22.26%	<5%

Target Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	Winnsboro State Bank & Trust	3360 Front St, Winnsboro, LA 71295	8.61%	<5%
	Sage Holdings Group Services LLC 401k	3550 Cahuenga Blvd West Los Angeles, CA 90068	7.56%	<5%
	The Contractors Plan	11910 Anderson Mill Rd, Austin, TX 78726	5.19%	<5%

Great-West Lifetime Conservative 2045 Fund Institutional Class	HCF Management	1100 Shawnee Road Lima, OH 45805	33.58%	<5%
	Davanni S Inc 401K Profit Sharing Plan Trust	1100 Xenium Lane North Plymouth, MN 55441-5200	10.75%	<5%
	Nation’s Foodservice, Inc. 401(k) Plan	11090 San Pablo Avenue, Ste 200, El Cerrito, CA 94530	6.41%	<5%
Great-West Lifetime Conservative 2045 Fund Investor Class	Emerald Performance Materials, LLC	2020 Front St., Suite 100, Cuyahoga Falls, OH 44221	50.32%	8.77%
	City of Santa Barbara 457 Deferred Compensation Plan	PO Box 1990 Santa Barbara, CA 93102	9.87%	<5%
	Oahu Publications, Inc. 401(k) Profit Sharing Plan	500 Ala Moana Blvd Bldg 7 Ste 500, 7 Waterfront Plaza, Honolulu, HI 96813	7.25%	<5%
	San Francisco Print Media 401K	835 Market Street Suite 550, San Francisco CA 94103	6.25%	<5%
	Confederated Salish & Kootenia Tribal Council	42487 Complex Blvd, Pablo, MT 59855	6.02%	<5%
Great-West Lifetime Conservative 2045 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	43.18%	29.80%

Great-West Lifetime Conservative 2050 Fund Institutional Class	Aldonsa Inc 401K	140 Wellhead Dr, Broussard, LA 70518	36.96%	<5%
	The Ohio Moulding Corp 401k	30396 Lakeland Blvd, Wickliffe, OH 44092	34.29%	<5%

Target Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	HCF Management	1100 Shawnee Road Lima, OH 45805	11.63%	<5%
Great-West Lifetime Conservative 2050 Fund Investor Class	Sievers Equipment Co 401K	406 N Old US Route 66, Hamel, IL 62046	63.31%	<5%
Great-West Lifetime Conservative 2050 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	17.05%	19.26%
	Advanced Diabetic Solutions Adv Pharm	1576 Atkinson Road NW Lawrenceville, GA 30043	9.22%	<5%
	Russell Cellular 401(k) Plan	5624 S State Hwy FF, Battlefield, MO 65619	6.68%	<5%
	The Kincaid Group Retirement Plan	23889 W 40th St, Bonner Springs, KS 66012	6.28%	<5%
	Lobato Construction LLC	1333 W 120th Ave Suite 110 Westminster, CO 80234	5.93%	<5%
	The Contractors Plan	11910 Anderson Mill Rd, Austin, TX 78726	5.79%	<5%

Great-West Lifetime Conservative 2055 Fund Institutional Class	HCF Management	1100 Shawnee Road Lima, OH 45805	24.40%	<5%
	Davanni S Inc 401K Profit Sharing Plan Trust	1100 Xenium Lane North Plymouth, MN 55441-5200	12.76%	<5%
Great-West Lifetime Conservative 2055 Fund Investor Class	City of Santa Barbara 457 Deferred Compensation Plan	PO Box 1990 Santa Barbara, CA 93102	26.41%	<5%
	Emerald Performance Materials, LLC	2020 Front St., Suite 100, Cuyahoga Falls, OH 44221	19.33%	<5%
	Murphy Warehouse Company Profit Sharing and Savings Plan for Utility Employees	701 24th Avenue SE, Minneapolis, MN 55414	17.28%	<5%
	Oahu Publications, Inc. 401(k) Profit Sharing Plan	500 Ala Moana Blvd Bldg 7 Ste 500, 7 Waterfront Plaza, Honolulu, HI 96813	9.47%	<5%

Target Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	San Francisco Print Media 401K	835 Market Street Suite 550, San Francisco CA 94103	5.81%	<5%
Great-West Lifetime Conservative 2055 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	43.71%	35.57%

Great-West Lifetime Conservative 2060 Fund Institutional Class	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	91.34%	68.77%
	Aldonsa Inc 401K	140 Wellhead Dr, Broussard, LA 70518	6.64%	<5%
Great-West Lifetime Conservative 2060 Fund Investor Class	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	100.00%	34.67%
Great-West Lifetime Conservative 2060 Fund Service Class	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	100.00%	24.00%

*	The above tables do not include information related to Class L shares of the Funds because Class L shares are not part of this reorganization.

Acquiring Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
Great-West Lifetime 2015 Fund Institutional Class	Anne Arundel Medical Center Employee Salary Reduction Plan	2001 Medical Parkway, Wayson Pavilion, Ste 350, Annapolis, MD 21401-2777	15.18%	13.98%
	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	10.03%	9.24%
	City of Durango Employees 401A Plan	949 Second Avenue, Durango, CO 81301-5109	9.78%	9.00%
	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	8.68%	7.99%

Acquiring Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
Great-West Lifetime 2015 Fund Investor Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	61.25%	57.71%
	Santa Cruz Seaside Company Profit Sharing and 401k Plan	400 Beach Street, Santa Cruz, CA 95060-5416	10.71%	10.09%
	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	6.65%	6.26%
Great-West Lifetime 2015 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	32.01%	33.37%

Great-West Lifetime 2020 Fund Institutional Class	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	34.14%	32.58%
	Metro Trans Auth Harris Cty	1900 Main, PO Box 61429 Houston, TX 77208-1429	15.67%	14.96%
Great-West Lifetime 2020 Fund Investor Class	GWLA Schwab Advisor Choice Variable Annuity	8515 E. Orchard Road, Greenwood Village, CO 80111	37.40%	37.35%
	GWLA Variable Annuity 2 Series Accounts	8515 E. Orchard Road, Greenwood Village, CO 80111	22.40%	22.37%
	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	20.31%	20.29%
	GWLA Schwab OneSource Choice Variable Annuity	8515 E. Orchard Road, Greenwood Village, CO 80111	6.01%	6.00%
Great-West Lifetime 2020 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	30.54%	45.18%

Great-West Lifetime 2025 Fund Institutional Class	Anne Arundel Medical Center Employee Salary Reduction Plan	2001 Medical Parkway, Wayson Pavilion, Ste 350, Annapolis, MD 21401-2777	15.82%	14.50%
	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	12.24%	11.22%
	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	6.55%	6.01%

Acquiring Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	Fairfax County Public Schools 401K	8115 Gatehouse Road, Ste 270, Falls Church, VA 22042	5.96%	5.46%
Great-West Lifetime 2025 Fund Investor Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	59.04%	50.96%
Great-West Lifetime 2025 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	38.52%	35.90%

Great-West Lifetime 2030 Fund Institutional Class	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	26.77%	25.36%
	Metro Trans Auth Harris Cty	1900 Main, PO Box 61429 Houston, TX 77208-1429	12.42%	11.76%
	Isola USA 401K	6565 W Frye Rd, Chandler, AZ 85226	7.96%	7.54%
Great-West Lifetime 2030 Fund Investor Class	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	25.42%	25.11%
	Morneau Shepell LTD 401k	3201 34th St. South, St. Petersburg, FL 33711	17.29%	17.08%
	GWLA Variable Annuity 2 Series Accounts	8515 E. Orchard Road, Greenwood Village, CO 80111	23.30%	23.02%
	GWLA COLI-VUL 2 Series Accounts	8515 E. Orchard Road, Greenwood Village, CO 80111	18.06%	17.85%
Great-West Lifetime 2030 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	23.78%	19.96%
	Fuyao Glass America 401K	800 Fuyao Avenue, Moraine, OH 45439	5.19%	<5%

Great-West Lifetime 2035 Fund Institutional Class	Anne Arundel Medical Center Employee Salary Reduction Plan	2001 Medical Parkway, Wayson Pavilion, Ste 350, Annapolis, MD 21401-2777	15.22%	13.20%
	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	10.31%	8.94%

Acquiring Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	5.84%	5.07%
	Fairfax County Public Schools 401K	8115 Gatehouse Road, Ste 270, Falls Church, VA 22042	5.75%	<5%
Great-West Lifetime 2035 Fund Investor Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	60.24%	52.24%
Great-West Lifetime 2035 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	34.79%	31.73%

Great-West Lifetime 2040 Fund Institutional Class	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	29.46%	28.68%
	Metro Trans Auth Harris Cty	1900 Main, PO Box 61429 Houston, TX 77208-1429	16.49%	16.06%
	Penrelco Employees Savings Incentive Plan and Trust	P O Box 2900, Hopkinsville, KY 42241	5.69%	5.54%
Great-West Lifetime 2040 Fund Investor Class	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	38.75%	38.60%
	Morneau Shepell LTD 401k	3201 34th St. South, St. Petersburg, FL 33711	22.52%	22.43%
	GWLA COLI-VUL 2 Series Accounts	8515 E. Orchard Road, Greenwood Village, CO 80111	21.80%	21.72%
Great-West Lifetime 2040 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	21.61%	21.61%
	Fry’s Electronics Inc	600 E. Brokaw Rd. San Jose, CA 95112	6.96%	<5%
	Fuyao Glass America 401K	800 Fuyao Avenue, Moraine, OH 45439	6.05%	6.05%

Great-West Lifetime 2045 Fund Institutional Class	Anne Arundel Medical Center Employee Salary Reduction Plan	2001 Medical Parkway, Wayson Pavilion, Ste 350, Annapolis, MD 21401-2777	14.39%	12.47%

Acquiring Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	9.62%	8.34%
	City of Hastings, Nebraska	220 North Hastings Avenue, Hastings, NE 68901	6.32%	5.48%
	Metro Trans Auth Harris Cty	1900 Main, PO Box 61429 Houston, TX 77208-1429	5.17%	<5%
	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	5.06%	<5%
Great-West Lifetime 2045 Fund Investor Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	50.26%	41.50%
	Emerald Performance Materials, LLC	2020 Front St., Suite 100, Cuyahoga Falls, OH 44221	<5%	8.77%
	Santa Cruz Seaside Company Profit Sharing and 401k Plan	400 Beach Street, Santa Cruz, CA 95060-5416	6.33%	5.23%
Great-West Lifetime 2045 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	32.75%	29.80%

Great-West Lifetime 2050 Fund Institutional Class	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	26.21%	25.28%
	Metro Trans Auth Harris Cty	1900 Main, PO Box 61429 Houston, TX 77208-1429	20.95%	20.21%
Great-West Lifetime 2050 Fund Investor Class	Santa Cruz Seaside Company Profit Sharing and 401k Plan	400 Beach Street, Santa Cruz, CA 95060-5416	33.24%	32.74%
	GWLA Variable Annuity 2 Series Accounts	8515 E. Orchard Road, Greenwood Village, CO 80111	19.88%	19.58%
	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	15.34%	15.11%
	GWLA COLI-VUL 2 Series Accounts	8515 E. Orchard Road, Greenwood Village, CO 80111	12.56%	12.37%
	Morneau Shepell LTD 401k	3201 34th St. South, St. Petersburg, FL 33711	6.29%	6.19%

Acquiring Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
Great-West Lifetime 2050 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	22.44%	19.26%
	Fry’s Electronics Inc	600 E. Brokaw Rd. San Jose, CA 95112	15.16%	13.01%
	Fuyao Glass America 401K	800 Fuyao Avenue, Moraine, OH 45439	8.52%	7.31%

Great-West Lifetime 2055 Fund Institutional Class	Anne Arundel Medical Center Employee Salary Reduction Plan	2001 Medical Parkway, Wayson Pavilion, Ste 350, Annapolis, MD 21401-2777	20.52%	18.29%
	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	9.38%	8.36%
	Metro Trans Auth Harris Cty	1900 Main, PO Box 61429 Houston, TX 77208-1429	7.79%	6.94%
	Applied Medical Resources Corp 401(k) Plan & Trust	22872 Avenida Empresa R109, Rancho Santa Margari, CA 92688	7.65%	6.82%
	City of Hastings, Nebraska	220 North Hastings Avenue, Hastings, NE 68901	5.51%	<5%
Great-West Lifetime 2055 Fund Investor Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	48.79%	36.82%
	Santa Cruz Seaside Company Profit Sharing and 401k Plan	400 Beach Street, Santa Cruz, CA 95060-5416	9.13%	6.89%
	GWLA Variable Annuity 2 Series Accounts	8515 E. Orchard Road, Greenwood Village, CO 80111	5.33%	<5%
Great-West Lifetime 2055 Fund Service Class	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	34.52%	35.57%

Great-West Lifetime 2060 Fund Institutional Class	Plexxikon Inc 401k	91 Bolivar Drive, Berkeley, CA 94710	17.59%	<5%
	North Central Association of Colleges 403B	230 South LaSalle Street, Suite 7-500, Chicago, Illinois 60604	17.40%	<5%

Acquiring Funds
Fund/Class*	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization
	Millwork Sales 401k	700 103rd Ave N., Royal Palm Beach, FL 33411	14.66%	<5%
	Zinus Inc. 401k	1951 Fairway Dr, San Leandro, CA 94577	12.40%	<5%
	John F Neely, DMD, Pa 401K	93 Aviemore Dr, Pinehurst, NC 28374	11.81%	<5%
	Yamhill Log Scaling and Grading Bureau Inc.	1833 Ash St, Forest Grove, OR 97116	7.08%	<5%
	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	5.20%	68.77%
Great-West Lifetime 2060 Fund Investor Class	West Virginia State Treasurer’s Office	322 70th Street SE, Charleston, WV 25304	79.02%	65.33%
	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	8.85%	34.67%
Great-West Lifetime 2060 Fund Service Class	Walden Savings Bank	15 Scotts Corner Dr, Montgomery, NY 12549	28.22%	24.84%
	Future Funds II Series Account	8515 E. Orchard Road, Greenwood Village, CO 80111	25.86%	22.76%
	Institutions Services Inc 401k	1421 North B Avenue Sioux Falls, SD 57104 United States	21.71%	19.11%
	Great-West Capital Management, LLC	8515 E. Orchard Road, Greenwood Village, CO 80111	13.64%	24.00%
	Construction Machinery Co.	2911 S English Station Rd, Louisville, KY 40299	5.94%	5.22%

* The above table does not include information related to Class L shares of the Funds because Class L shares are not part of this reorganization.

APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this 21st day of April, by and among Great-West Funds, Inc., a Maryland corporation (the “Corporation”), on behalf of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, and Great-West Lifetime 2060 Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”), and Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime Conservative 2055 Fund, and Great-West Lifetime Conservative 2060 Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”), and together with each Acquiring Fund, each a “Fund” and collectively the “Funds”), and Great-West Capital Management, LLC (“GWCM”), investment adviser for the Funds (for purposes of sections 8.3 and 10.2 of this Agreement only). The principal place of business of the Corporation is 8515 East Orchard Road, Greenwood Village, Colorado 80111.

For each Reorganization (as defined below), this Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization of each Acquired Fund into its corresponding Acquiring Fund (as set forth on Schedule A hereto) will consist of the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for Institutional Class, Investor Class, and Service Class voting shares of common stock, $0.10 par value per share, of such Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by such Acquiring Fund of all of liabilities of the Acquired Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund Shares received by the Acquired Fund to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (each, a “Reorganization” and collectively, the “Reorganizations”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             Transfer of Assets of the Acquired Funds to the Acquiring Funds in Consideration for Acquiring Fund Shares and the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Funds

1.1         Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer to its corresponding Acquiring Fund as set forth on Schedule A hereto all of the Acquired Fund’s assets as set forth in section 1.2, and each Acquiring Fund agrees in consideration therefor (i) to deliver to its such Acquired Fund that number of full and fractional Institutional Class, Investor Class, and Service Class Acquiring Fund Shares determined with respect to each class of shares by dividing the value of the Acquired Fund’s assets net of any liabilities with respect to the corresponding class of the Acquired Fund, as set forth in Schedule A, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, as set forth in Schedule A, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of such Acquired Fund. All Acquiring Fund Shares delivered to its corresponding Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the “Closing”).

1.2         The assets of each Acquired Fund to be acquired by its corresponding Acquiring Fund (the “Assets”) shall consist of all assets as of the time of the Closing, including, without limitation, all cash, cash equivalents, securities, commodities and futures contracts and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Acquired Fund to be prepared as of the effective time of the Closing in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applied consistently with those of such Acquired Fund’s most recent audited statement of assets and liabilities. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay dividends and other distributions for the purpose of distributing all or substantially all of the Acquired Fund’s income and gains so as to avoid the imposition of income or excise taxes).

1.3         Each Acquired Fund will endeavor, to the extent practicable, to discharge all its liabilities and obligations that are accrued prior to the Closing. Notwithstanding the foregoing, any liabilities of an Acquired Fund not so discharged shall be assumed by the corresponding Acquiring Fund, which assumed liabilities shall include all of such Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, including but not limited to ant deferred compensation payable by the Acquired Fund to the Corporation’s directors.

1.4         Immediately after the transfer of Assets provided for in section 1.1, each Acquired Fund will distribute to the Acquired Fund’s Institutional Class, Investor Class, and Service Class shareholders of record (the “Acquired Fund Shareholders”), determined as of the time of such distribution, on a pro rata basis, by class, the corresponding class of Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished with respect to the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders of such Acquired Fund. The Acquiring Funds shall have no obligation to inquire as to the validity, propriety or correctness of such records received from the Acquired Funds, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value as of the Valuation Time (as defined in section 2.1) of Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders, shall be equal to the aggregate net asset value of the corresponding Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.5         Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund. Shares of each Acquiring Fund will be issued in the manner described in the Acquiring Fund’s most recently effective prospectus and statement of additional information.

1.6         Any reporting responsibility of each Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

1.7         All books and records of each Acquired Fund, including, without limitation, all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the corresponding Acquiring Fund from and after the Closing Date and shall be turned over to the corresponding Acquiring Fund as soon as practicable following the Closing.

2.	Valuation

2.1         The value of the Assets and the liabilities of an Acquired Fund shall be computed as of the close of regular trading on The New York Stock Exchange (the “NYSE”) on the Closing Date (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions, using the valuation procedures set forth in the Corporation’s Articles of Amendment and Restatement, as amended, the corresponding Acquiring Fund’s most recently effective prospectus and statement of additional information and any other valuation policies or procedures applicable to the Acquiring Fund then in effect, copies of which have been delivered to the Acquired Fund.

2.2         The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

2.3        All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective Independent Registered Public Accounting Firm upon the reasonable request of its corresponding Fund.

3.	Closing and Closing Date

3.1        The Closing of the transactions contemplated by this Agreement shall occur on August 14, 2020 or such later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m., Eastern Time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of counsel to the Acquiring Funds, or at such other place and time as the parties may agree.

3.2        Each Acquired Fund shall deliver, or cause to be delivered, to the corresponding Acquiring Fund at the Closing a schedule of its Assets.

3.3        DST Systems, Inc., as transfer agent for each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Institutional Class, Investor Class, and Service Class shares of each Acquired Fund owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited as of the Closing to the corresponding Acquired Fund or provide evidence satisfactory to such Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.4        In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Corporation (the “Board”), accurate appraisal of the value of the net assets or shares of an Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1         The Corporation, on behalf of each Acquired Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a)        The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles of Amendment and Restatement, as amended (the “Articles”), to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquired Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles. The Corporation and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

(b)        The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws;

(d)        The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles or Amended and Restated By-Laws, as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

(e)        No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Fund’s knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)        The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 2019, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)        Since December 31, 2019, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio shall not constitute a material adverse change;

(h)        All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund;

(i)        For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending with the Closing Date), as a “regulated investment company” under the Code (a “RIC”), (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and at or prior to the Valuation Time will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain after reduction for any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code (as such terms are defined in the Code), in each case that has accrued or will accrue on or prior to the Closing Date, and (iii) has been, and will be (in the case of the taxable year ending with the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)        For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquired Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquired Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)        All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and as of Closing will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of DST Systems, Inc., as provided in section 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares;

(l)        At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s Assets to be transferred to the Acquiring Fund pursuant to section 1.1 and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(m)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)        The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(o)        The most recently effective prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(p)        The Acquired Fund shares have been duly established and designated by the Board.

4.2         The Corporation, on behalf of each Acquiring Fund, represents and warrants to each corresponding Acquired Fund as follows:

(a)        The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquiring Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles. The Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

(b)        The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required by state securities laws;

(d)        The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles or Amended and Restated By-Laws, as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

(e)        No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquiring Fund’s knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)        The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 2019, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)         Since December 31, 2019, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio shall not constitute a material adverse change;

(h)        All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund;

(i)        For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify as a RIC under the Code, (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date, and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)        For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquiring Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquiring Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)        All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)        The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing have been duly authorized and, when so issued and delivered, will be legally and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

(m)        At the Closing, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

(n)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)        The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(p)        The most recently effective prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(q)        The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing; and

(r)        The Acquiring Fund Shares have been duly established and designated by the Board.

5.	Covenants of the Acquiring Funds and the Acquired Funds

The Corporation on behalf of each Fund covenants as follows:

5.1        Each Acquiring Fund and each Acquired Fund, covenants to operate its business in the ordinary course from the date hereof through the Closing except as otherwise provided herein, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and such changes as are contemplated by the Fund’s normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Acquired Fund covenants and agrees to coordinate its portfolio, as set forth in section 5.13, in order that at the Closing, when the Assets are added to the corresponding Acquiring Fund’s portfolio, the resulting portfolio will be consistent with the implementation of the Acquiring Fund’s investment objective, policies, strategies and restrictions—on the Closing Date, a written description of which has been delivered to the Acquired Fund.

5.2        Upon reasonable notice, the Corporation’s officers and agents shall have reasonable access to each Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3        Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4        Each Acquired Fund covenants that it will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5        Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6        Each Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the corresponding Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as such Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm such Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7        Each Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue the Acquiring Fund’s operations after the Closing and to consummate the transactions contemplated herein; provided, however, that the Corporation may take such actions it reasonably deems advisable after the Closing as circumstances change.

5.8        Each Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the corresponding Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as such Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to such Acquired Fund title to and possession of all Acquiring Fund Shares to be transferred to such Acquired Fund pursuant to this Agreement and (ii) assume all of the liabilities of such Acquired Fund.

5.9        Immediately after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing in complete liquidation of the Acquired Fund and each Acquired Fund’s existence shall as soon as possible thereafter be terminated under applicable law.

5.10        Each Acquiring Fund and each Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.11        The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Corporation, the Acquiring Fund or the Acquired Fund with respect to each Reorganization shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Corporation, each Acquiring Fund and each Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated herein in section 8.3.

5.12        At or prior to the Valuation Time, each Acquired Fund will declare and pay to its shareholders a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders at least (i) all of the excess of (x) the Acquired Fund’s interest income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund’s deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund’s investment company taxable income as defined in Code Section 852 (computed without regard to any deduction for dividends paid) and (iii) all of the Acquired Fund’s realized net capital gain (after reduction by any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code), in each case for both the current taxable year (which will end on the Closing Date) and all preceding taxable years.

5.13        Each Acquiring Fund agrees to identify in writing prior to the Closing Date any assets of the corresponding Acquired Fund that the Acquiring Fund does not wish to acquire because they are not consistent with the Acquiring Fund’s investment objective, policies, restrictions or strategies on the Closing Date, and the Acquired Fund agrees to dispose of such assets prior to the Closing. Each Acquiring Fund agrees to identify in writing prior to the Closing Date any assets that it would like the corresponding Acquired Fund to purchase so that, immediately after the Closing, the Acquiring Fund’s portfolio will be consistent with the Acquiring Fund’s investment objective, policies, restrictions and strategies on the Closing Date, and the corresponding Acquired Fund agrees to purchase prior to the Closing such assets (to the extent consistent with the Acquired Fund’s investment objective, policies, restrictions or strategies) pursuant to the Acquiring Fund’s investment objective, policies, restrictions or strategies on the Closing Date. Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of or purchase any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the tax-free nature of its Reorganization for federal income tax purposes or would otherwise not be in the best interests of such Acquired Fund.

5.14        The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders of each Acquired

Fund (the “Registration Statement”). The Registration Statement shall include an information statement of each Acquired Fund and a prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other parties with the materials and information necessary to prepare the information statement and related materials, for inclusion therein.

6.	Conditions Precedent to Obligations of the Acquired Funds

The obligations of the Corporation, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by it hereunder at or before the Closing, and, in addition thereto, the following further conditions:

6.1        All representations and warranties of the Corporation, on behalf of such Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the corresponding Acquired Fund, its adviser or any of their affiliates) against such Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to such Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

6.2        Such Acquiring Fund shall have delivered to the corresponding Acquired Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation, on behalf of such Acquiring Fund, made in this Agreement are true and correct as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

6.3        The Corporation, on behalf of such Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such Acquiring Fund at or before the Closing.

7.	Conditions Precedent to Obligations of the Acquiring Funds

The obligationas of the Corporation, on behalf of each Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquired Fund of all of the obligations to be performed by it hereunder at or before the Closing and, in addition thereto, the following further conditions:

7.1        All representations and warranties of the Corporation, on behalf of such Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the corresponding Acquiring Fund, its adviser or any of their affiliates) against such Acquired Fund or its investment adviser, directors or officers arising out of this Agreement and (ii) no facts known to such Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

7.2        Such Acquired Fund shall have delivered to the corresponding Acquiring Fund a statement of the Acquired Fund’s assets and liabilities as of the Closing, certified by the Treasurer or an Assistant Treasurer of the Corporation.

7.3        Such Acquired Fund shall have delivered to the corresponding Acquiring Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation with respect to such Acquired Fund made in this Agreement are true and correct and as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.4        The Corporation on behalf of such Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such Acquired Fund at or before the Closing.

8.            Further Conditions Precedent to Obligations of the Acquiring Funds and the Acquired Funds

The obligations under this Agreement of each Acquired Fund and its corresponding Acquiring Fund with respect to its Reorganization shall be subject to the fulfillment or waiver of the following conditions:

8.1        At the Closing, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2        All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Corporation, on behalf of the Acquiring Fund or Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either Fund may for itself waive any of such conditions.

8.3        The Funds shall have received an opinion of Vedder Price P.C. addressed to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(a)        The transfer of all the Acquired Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund immediately followed by the pro rata, by class, distribution to the Acquired Fund Shareholders of all the Acquiring Fund Shares received by the Acquired Fund in complete liquidation of the Acquired Fund and the termination of the Acquired Fund as soon as possible thereafter will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)        No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)        No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)        No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)        The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the effective time of the Reorganization.

(f)        The basis of the Acquired Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of a Reorganization on an Acquired Fund, an Acquiring Fund or any Acquired Fund Shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Funds and GWCM or its affiliates, and the Corporation, each Fund and GWCM and its affiliates will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor an Acquired Fund may waive the conditions set forth in this section 8.3.

8.4        The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.	Reserved

10.	Fees and Expenses

10.1         The Corporation, on behalf of the Acquiring Funds and the Acquired Funds, represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2        GWCM will pay all expenses incurred by each Acquired Fund and each Acquiring Fund in connection with its Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of supplements to the Corporation’s Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs. GWCM will also bear any transaction costs incurred through the sale and purchase of assets pursuant to section 5.13. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of an Acquired Fund or an Acquiring Fund, as the case may be, as a RIC.

11.	Entire Agreement

The parties agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

12.	Termination

This Agreement may be terminated with respect to a Reorganization and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties, or (ii) by any party if the Closing shall not have occurred on or before ten months from the date of Agreement, unless such date is extended by mutual agreement of the parties, or (iii) by any party if another party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or the Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Corporation, on behalf of an Acquiring Fund and its corresponding Acquired Fund, as specifically authorized by the Board.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to an Acquired Fund or an Acquiring Fund, 8515 East Orchard Road, 2T2, Greenwood Village, Colorado 80111, or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.	Headings; Counterparts; Assignment; Limitation of Liability

15.1        The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of an Acquiring Fund and an Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4        Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the “Obligated Fund”), and in no event shall any other series of the Corporation or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

15.5        This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first written above by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: Secretary

GREAT-WEST FUNDS, INC., on behalf of Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime Conservative 2055 Fund, Great-West Lifetime Conservative 2060

By: Mary C. Maiers Its: Chief Financial Officer & Treasurer

Attest: Secretary

GREAT-WEST FUNDS, INC., on behalf of Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, Great-West Lifetime 2060

By: Mary C. Maiers Its: Chief Financial Officer & Treasurer

AGREED TO AND ACKNOWLEDGED ONLY WITH RESPECT TO SECTIONS 8.3 AND 10.2 HERETO GREAT-WEST CAPITAL MANAGEMENT, LLC By: Jonathan Kreider Its: President & CEO By: Kelly New Its: Assistant Treasurer

SCHEDULE A

SUMMARY OF EACH REORGANIZATION

(Shareholders of each Acquired Fund will receive shares of the Acquiring Fund as designated below)

Acquired Fund and Share Class	Acquiring Fund and Share Class

Great-West Lifetime Conservative 2015 Fund - Institutional Class Shares	Great-West Lifetime 2015 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2015 Fund - Investor Class Shares	Great-West Lifetime 2015 Fund – Investor Class Shares

Great-West Lifetime Conservative 2015 Fund - Service Class Shares	Great-West Lifetime 2015 Fund – Service Class Shares

Great-West Lifetime Conservative 2020 Fund - Institutional Class Shares	Great-West Lifetime 2020 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2020 Fund - Investor Class Shares	Great-West Lifetime 2020 Fund – Investor Class Shares

Great-West Lifetime Conservative 2020 Fund - Service Class Shares	Great-West Lifetime 2020 Fund – Service Class Shares

Great-West Lifetime Conservative 2025 Fund - Institutional Class Shares	Great-West Lifetime 2025 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2025 Fund - Investor Class Shares	Great-West Lifetime 2025 Fund – Investor Class Shares

Great-West Lifetime Conservative 2025 Fund - Service Class Shares	Great-West Lifetime 2025 Fund – Service Class Shares

Great-West Lifetime Conservative 2030 Fund - Institutional Class Shares	Great-West Lifetime 2030 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2030 Fund - Investor Class Shares	Great-West Lifetime 2030 Fund – Investor Class Shares

Great-West Lifetime Conservative 2030 Fund - Service Class Shares	Great-West Lifetime 2030 Fund – Service Class Shares

Great-West Lifetime Conservative 2035 Fund - Institutional Class Shares	Great-West Lifetime 2035 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2035 Fund - Investor Class Shares	Great-West Lifetime 2035 Fund – Investor Class Shares

Great-West Lifetime Conservative 2035 Fund - Service Class Shares	Great-West Lifetime 2035 Fund – Service Class Shares

Great-West Lifetime Conservative 2040 Fund - Institutional Class Shares	Great-West Lifetime 2040 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2040 Fund - Investor Class Shares	Great-West Lifetime 2040 Fund – Investor Class Shares

Great-West Lifetime Conservative 2040 Fund - Service Class Shares	Great-West Lifetime 2040 Fund – Service Class Shares

Great-West Lifetime Conservative 2045 Fund - Institutional Class Shares	Great-West Lifetime 2045 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2045 Fund - Investor Class Shares	Great-West Lifetime 2045 Fund – Investor Class Shares

Great-West Lifetime Conservative 2045 Fund - Service Class Shares	Great-West Lifetime 2045 Fund – Service Class Shares

Great-West Lifetime Conservative 2050 Fund - Institutional Class Shares	Great-West Lifetime 2050 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2050 Fund - Investor Class Shares	Great-West Lifetime 2050 Fund – Investor Class Shares

Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime 2050 Fund – Service Class Shares

- Service Class Shares

Great-West Lifetime Conservative 2055 Fund - Institutional Class Shares	Great-West Lifetime 2055 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2055 Fund - Investor Class Shares	Great-West Lifetime 2055 Fund – Investor Class Shares

Great-West Lifetime Conservative 2055 Fund - Service Class Shares	Great-West Lifetime 2055 Fund – Service Class Shares

Great-West Lifetime Conservative 2060 Fund - Institutional Class Shares	Great-West Lifetime 2060 Fund – Institutional Class Shares

Great-West Lifetime Conservative 2060 Fund - Investor Class Shares	Great-West Lifetime 2060 Fund – Investor Class Shares

Great-West Lifetime Conservative 2060 Fund - Service Class Shares	Great-West Lifetime 2060 Fund – Service Class Shares

STATEMENT OF ADDITIONAL INFORMATION

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015, GREAT-WEST LIFETIME 2020, GREAT-WEST LIFETIME 2025, GREAT-WEST LIFETIME 2030, GREAT-WEST LIFETIME 2035, GREAT-WEST LIFETIME 2040, GREAT-WEST LIFETIME 2045, GREAT-WEST LIFETIME 2050, GREAT-WEST LIFETIME 2055, AND GREAT-WEST LIFETIME 2060 FUNDS

Relating to the Acquisition of the Assets and Liabilities of

GREAT-WEST LIFETIME CONSERVATIVE 2015, GREAT-WEST LIFETIME CONSERVATIVE 2020, GREAT-WEST LIFETIME CONSERVATIVE 2025, GREAT-WEST LIFETIME CONSERVATIVE 2030, GREAT-WEST LIFETIME CONSERVATIVE 2035, GREAT-WEST LIFETIME CONSERVATIVE 2040, GREAT-WEST LIFETIME CONSERVATIVE 2045, GREAT-WEST LIFETIME CONSERVATIVE 2050, GREAT-WEST LIFETIME CONSERVATIVE 2055, and GREAT-WEST LIFETIME CONSERVATIVE 2060 FUNDS

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(866) 831-7129

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated June 17, 2020 relating to these reorganizations of the Great-West Lifetime Conservative 2015, Great-West Lifetime Conservative 2020, Great-West Lifetime Conservative 2025, Great-West Lifetime Conservative 2030, Great-West Lifetime Conservative 2035, Great-West Lifetime Conservative 2040, Great-West Lifetime Conservative 2045, Great-West Lifetime Conservative 2050, Great-West Lifetime Conservative 2055, and Great-West Lifetime Conservative 2060 Funds, respectively (each a “Target Fund” and, collectively, the “Target Funds,”), into, respectively, the Great-West Lifetime 2015, Great-West Lifetime 2020, Great-West Lifetime 2025, Great-West Lifetime 2030, Great-West Lifetime 2035, Great-West Lifetime 2040, Great-West Lifetime 2045, Great-West Lifetime 2050, Great-West Lifetime 2055, and Great-West Lifetime 2060 Funds (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”), as described in the Information Statement/Prospectus. The Target Funds and the Acquiring Funds are collectively referred to herein as the “Funds” or individually as a “Fund.” Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Great-West Funds at the address or phone number shown above or by calling (866) 831-7129. Capitalized terms used herein that are not defined have the same meaning as in the Information Statement/Prospectus.

Further information about the Funds is contained in the Funds’ Statement of Additional Information, dated April  29, 2020, as supplemented through the date of this SAI, and is incorporated herein by reference only insofar as it relates to the Target Funds and the Acquiring Funds. No other parts are incorporated by reference herein.

The unaudited pro forma financial information, attached hereto as Appendix A, is intended to present the financial condition and related results of operations of each Acquiring Fund as if its reorganization had been consummated on December 31, 2019.

The audited financial statements and related independent registered public accounting firm’s report for the Acquiring and Target Funds are contained in the Acquiring and Target Funds’ Annual Reports for the fiscal year ended December 31, 2019.

The date of this Statement of Additional Information is June 17, 2020.

APPENDIX A

Pro Forma Financial Information

(Unaudited)

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2015 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2015 Fund (Target Portfolio)		Great-West Lifetime 2015 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	46.81%
Great-West Bond Index Fund Institutional Class		747,609	7,453,660	8,527,672	85,020,889	9,275,281	92,474,549
Great-West Core Bond Fund Institutional Class		364,573	3,660,313	4,157,662	41,742,927	4,522,235	45,403,240
Great-West Global Bond Fund Institutional Class		432,256	3,868,687	4,935,895	44,176,263	5,368,151	48,044,950
Great-West High Yield Bond Fund Institutional Class		240,705	2,301,144	2,747,953	26,270,433	2,988,658	28,571,577
Great-West Inflation-Protected Securities Fund Institutional Class		887,774	8,753,450	10,134,060	99,921,833	11,021,834	108,675,283
Great-West Multi-Sector Bond Fund Institutional Class		311,423	3,017,685	3,549,413	34,393,811	3,860,836	37,411,496
Great-West Short Duration Bond Fund Institutional Class		332,619	3,306,233	3,790,943	37,681,969	4,123,562	40,988,202

			$32,361,172		$369,208,125		$401,569,297

EQUITY MUTUAL FUNDS	42.06%
American Century Real Estate Fund Class R6		24,965	747,700	449,654	13,467,134	474,619	14,214,834
DFA International Real Estate Securities Portfolio Institutional Class		41,294	206,059	745,377	3,719,432	786,671	3,925,491
Great-West Ariel Mid Cap Value Fund Institutional Class		10,830	133,104	247,574	3,042,689	258,404	3,175,793
Great-West Emerging Markets Equity Fund Institutional Class		48,100	449,731	1,160,090	10,846,843	1,208,190	11,296,574
Great-West International Growth Fund Institutional Class		76,370	716,349	1,841,034	17,268,898	1,917,404	17,985,247
Great-West International Index Fund Institutional Class		156,790	1,592,989	3,778,488	38,389,438	3,935,278	39,982,427
Great-West International Value Fund Institutional Class		106,010	876,699	2,552,397	21,108,320	2,658,407	21,985,019
Great-West Large Cap Growth Fund Institutional Class		127,772	1,293,051	2,928,569	29,637,118	3,056,341	30,930,169
Great-West Large Cap Value Fund Institutional Class		211,079	1,553,544	4,839,355	35,617,649	5,050,434	37,171,193
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		45,978	360,470	909,600	7,131,260	955,578	7,491,730
Great-West Mid Cap Value Fund Institutional Class		57,452	532,581	1,314,311	12,183,659	1,371,763	12,716,240
Great-West Real Estate Index Fund Institutional Class		79,508	736,248	1,423,173	13,178,578	1,502,681	13,914,826
Great-West S&P 500(R) Index Fund Institutional Class		292,904	2,847,029	6,709,661	65,217,905	7,002,565	68,064,934
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		136,815	1,220,393	3,129,250	27,912,910	3,266,065	29,133,303
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		83,936	665,612	1,668,164	13,228,540	1,752,100	13,894,152
Great-West Small Cap Growth Fund Institutional Class		5,534	60,990	108,940	1,200,518	114,474	1,261,508
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		67,006	554,812	1,530,558	12,673,020	1,597,564	13,227,832
Invesco Global Real Estate Fund Class R6		16,527	206,427	297,437	3,714,990	313,964	3,921,417
Janus Henderson Triton Fund Class N		7,718	244,042	154,438	4,883,323	162,156	5,127,365
Northern Emerging Markets Equity Index Fund		37,129	452,232	899,310	10,953,601	936,439	11,405,833

			$15,450,062		$345,375,825		$360,825,887

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	11.17%
Great-West Life & Annuity Contract		7,687,657	7,687,657	88,135,281	88,135,281	95,822,938	95,822,938

TOTAL INVESTMENTS	100.05%		$55,498,891		$802,719,231		$858,218,122

OTHER ASSETS & LIABILITIES, NET	-0.05%		$(21,925)		$(367,120)		$(389,045)

TOTAL NET ASSETS	100.00%		$55,476,966		$802,352,111		$857,829,077

TOTAL COST			$55,300,788		$801,031,471		$856,332,259

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2015 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2015 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2020 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2020 Fund (Target Portfolio)		Great-West Lifetime 2020 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	42.95%
Great-West Bond Index Fund Institutional Class		84,047	837,950	2,905,573	28,968,567	2,989,620	29,806,517
Great-West Core Bond Fund Institutional Class		41,069	412,333	1,415,819	14,214,825	1,456,888	14,627,158
Great-West Global Bond Fund Institutional Class		45,465	406,915	1,575,255	14,098,528	1,620,720	14,505,443
Great-West High Yield Bond Fund Institutional Class		25,946	248,044	895,196	8,558,070	921,142	8,806,114
Great-West Inflation-Protected Securities Fund Institutional Class		73,304	722,774	2,533,128	24,976,645	2,606,432	25,699,419
Great-West Multi-Sector Bond Fund Institutional Class		34,765	336,868	1,198,589	11,614,331	1,233,354	11,951,199
Great-West Short Duration Bond Fund Institutional Class		28,558	283,864	984,860	9,789,506	1,013,418	10,073,370

			$3,248,748		$112,220,472		$115,469,220

EQUITY MUTUAL FUNDS	48.35%
American Century Real Estate Fund Class R6		2,646	79,237	146,561	4,389,497	149,207	4,468,734
DFA International Real Estate Securities Portfolio Institutional Class		4,636	23,133	253,358	1,264,256	257,994	1,287,389
Great-West Ariel Mid Cap Value Fund Institutional Class		1,268	15,580	89,288	1,097,350	90,556	1,112,930
Great-West Emerging Markets Equity Fund Institutional Class		6,419	60,017	465,638	4,353,715	472,057	4,413,732
Great-West International Growth Fund Institutional Class		9,662	90,626	700,256	6,568,402	709,918	6,659,028
Great-West International Index Fund Institutional Class		19,829	201,466	1,443,804	14,669,048	1,463,633	14,870,514
Great-West International Value Fund Institutional Class		13,397	110,795	976,499	8,075,649	989,896	8,186,444
Great-West Large Cap Growth Fund Institutional Class		15,037	152,176	1,075,739	10,886,477	1,090,776	11,038,653
Great-West Large Cap Value Fund Institutional Class		25,096	184,709	1,760,255	12,955,479	1,785,351	13,140,188
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		5,888	46,162	364,210	2,855,409	370,098	2,901,571
Great-West Mid Cap Value Fund Institutional Class		6,787	62,918	474,218	4,396,001	481,005	4,458,919
Great-West Real Estate Index Fund Institutional Class		8,567	79,334	476,230	4,409,887	484,797	4,489,221
Great-West S&P 500(R) Index Fund Institutional Class		34,688	337,169	2,467,820	23,987,215	2,502,508	24,324,384
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		16,183	144,356	1,141,223	10,179,707	1,157,406	10,324,063
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		10,713	84,953	674,896	5,351,929	685,609	5,436,882
Great-West Small Cap Growth Fund Institutional Class		733	8,081	45,323	499,465	46,056	507,546
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		7,883	65,268	557,840	4,618,913	565,723	4,684,181
Invesco Global Real Estate Fund Class R6		1,853	23,138	101,244	1,264,542	103,097	1,287,680
Janus Henderson Triton Fund Class N		985	31,159	61,095	1,931,813	62,080	1,962,972
Northern Emerging Markets Equity Index Fund		4,927	60,010	357,811	4,358,139	362,738	4,418,149

			$1,860,287		$128,112,893		$129,973,180

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	8.74%
Great-West Life & Annuity Contract		662,309	662,309	22,845,670	22,845,670	23,507,979	23,507,979

TOTAL INVESTMENTS	100.04%		$5,771,344		$263,179,035		$268,950,379

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(2,021)		$(117,417)		$(119,438)

TOTAL NET ASSETS	100.00%		$5,769,323		$263,061,618		$268,830,941

TOTAL COST			$5,615,621		$262,493,434		$268,109,055

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2020 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2020 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2025 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2025 Fund (Target Portfolio)		Great-West Lifetime 2025 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	38.93%
Great-West Bond Index Fund Institutional Class		2,061,350	20,551,659	17,820,017	177,665,567	19,881,367	198,217,226
Great-West Core Bond Fund Institutional Class		1,005,695	10,097,182	8,675,077	87,097,771	9,680,772	97,194,953
Great-West Global Bond Fund Institutional Class		1,057,534	9,464,932	9,122,630	81,647,534	10,180,164	91,112,466
Great-West High Yield Bond Fund Institutional Class		613,033	5,860,594	5,300,598	50,673,718	5,913,631	56,534,312
Great-West Inflation-Protected Securities Fund Institutional Class		1,304,267	12,860,073	11,248,213	110,907,379	12,552,480	123,767,452
Great-West Multi-Sector Bond Fund Institutional Class		846,552	8,203,092	7,307,122	70,806,017	8,153,674	79,009,109
Great-West Short Duration Bond Fund Institutional Class		534,854	5,316,451	4,616,740	45,890,396	5,151,594	51,206,847

			$72,353,983		$624,688,382		$697,042,365

EQUITY MUTUAL FUNDS	54.44%
American Century Real Estate Fund Class R6		65,428	1,959,560	926,041	27,734,914	991,469	29,694,474
DFA International Real Estate Securities Portfolio Institutional Class		117,323	585,441	1,694,552	8,455,815	1,811,875	9,041,256
Great-West Ariel Mid Cap Value Fund Institutional Class		34,187	420,157	644,366	7,919,263	678,553	8,339,420
Great-West Emerging Markets Equity Fund Institutional Class		193,140	1,805,860	3,675,565	34,366,534	3,868,705	36,172,394
Great-West International Growth Fund Institutional Class		276,312	2,591,805	5,265,261	49,388,150	5,541,573	51,979,955
Great-West International Index Fund Institutional Class		568,566	5,776,633	10,829,522	110,027,947	11,398,088	115,804,580
Great-West International Value Fund Institutional Class		384,557	3,180,284	7,323,550	60,565,757	7,708,107	63,746,041
Great-West Large Cap Growth Fund Institutional Class		401,635	4,064,544	7,495,613	75,855,605	7,897,248	79,920,149
Great-West Large Cap Value Fund Institutional Class		675,858	4,974,314	12,505,826	92,042,880	13,181,684	97,017,194
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		169,653	1,330,078	2,822,838	22,131,049	2,992,491	23,461,127
Great-West Mid Cap Value Fund Institutional Class		184,407	1,709,456	3,400,632	31,523,862	3,585,039	33,233,318
Great-West Real Estate Index Fund Institutional Class		209,309	1,938,206	2,980,231	27,596,942	3,189,540	29,535,148
Great-West S&P 500(R) Index Fund Institutional Class		931,489	9,054,069	17,343,436	168,578,200	18,274,925	177,632,269
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		434,108	3,872,246	8,058,180	71,878,970	8,492,288	75,751,216
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		310,057	2,458,756	5,223,536	41,422,638	5,533,593	43,881,394
Great-West Small Cap Growth Fund Institutional Class		20,946	230,825	344,705	3,798,646	365,651	4,029,471
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		210,076	1,739,432	3,912,179	32,392,846	4,122,255	34,132,278
Invesco Global Real Estate Fund Class R6		46,850	585,152	676,578	8,450,455	723,428	9,035,607
Janus Henderson Triton Fund Class N		28,716	908,009	479,881	15,173,842	508,597	16,081,851
Northern Emerging Markets Equity Index Fund		148,409	1,807,625	2,832,415	34,498,817	2,980,824	36,306,442

			$50,992,452		$923,803,132		$974,795,584

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	6.67%
Great-West Life & Annuity Contract		12,402,238	12,402,238	107,098,023	107,098,023	119,500,261	119,500,261

TOTAL INVESTMENTS	100.04%		$135,748,673		$1,655,589,537		$1,791,338,210

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(53,523)		$(730,451)		$(783,974)

TOTAL NET ASSETS	100.00%		$135,695,150		$1,654,859,086		$1,790,554,236

TOTAL COST			$135,168,199		$1,643,240,726		$1,778,408,925

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2025 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2025 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2030 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2030 Fund (Target Portfolio)		Great-West Lifetime 2030 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	30.66%
Great-West Bond Index Fund Institutional Class		141,955	1,415,288	2,568,631	25,609,253	2,710,586	27,024,541
Great-West Core Bond Fund Institutional Class		69,125	694,014	1,252,075	12,570,831	1,321,200	13,264,845
Great-West Global Bond Fund Institutional Class		69,594	622,864	1,263,464	11,308,002	1,333,058	11,930,866
Great-West High Yield Bond Fund Institutional Class		40,975	391,723	741,495	7,088,689	782,470	7,480,412
Great-West Inflation-Protected Securities Fund Institutional Class		63,233	623,475	1,144,443	11,284,204	1,207,676	11,907,679
Great-West Multi-Sector Bond Fund Institutional Class		57,931	561,355	1,047,863	10,153,797	1,105,794	10,715,152
Great-West Short Duration Bond Fund Institutional Class		27,954	277,858	505,506	5,024,729	533,460	5,302,587

			$4,586,577		$83,039,505		$87,626,082

EQUITY MUTUAL FUNDS	65.04%
American Century Real Estate Fund Class R6		4,642	139,029	161,109	4,825,215	165,751	4,964,244
DFA International Real Estate Securities Portfolio Institutional Class		8,896	44,389	301,765	1,505,807	310,661	1,550,196
Great-West Ariel Mid Cap Value Fund Institutional Class		2,835	34,847	123,582	1,518,818	126,417	1,553,665
Great-West Emerging Markets Equity Fund Institutional Class		17,438	163,041	789,794	7,384,573	807,232	7,547,614
Great-West International Growth Fund Institutional Class		23,714	222,434	1,076,690	10,099,351	1,100,404	10,321,785
Great-West International Index Fund Institutional Class		48,788	495,681	2,207,778	22,431,026	2,256,566	22,926,707
Great-West International Value Fund Institutional Class		32,927	272,308	1,489,941	12,321,813	1,522,868	12,594,121
Great-West Large Cap Growth Fund Institutional Class		32,222	326,088	1,426,089	14,432,018	1,458,311	14,758,106
Great-West Large Cap Value Fund Institutional Class		54,799	403,324	2,426,062	17,855,817	2,480,861	18,259,141
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		14,655	114,898	595,096	4,665,551	609,751	4,780,449
Great-West Mid Cap Value Fund Institutional Class		14,836	137,527	658,970	6,108,657	673,806	6,246,184
Great-West Real Estate Index Fund Institutional Class		14,887	137,855	505,115	4,677,363	520,002	4,815,218
Great-West S&P 500(R) Index Fund Institutional Class		75,017	729,164	3,322,562	32,295,300	3,397,579	33,024,464
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		34,989	312,098	1,551,537	13,839,707	1,586,526	14,151,805
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		26,770	212,288	1,094,055	8,675,856	1,120,825	8,888,144
Great-West Small Cap Growth Fund Institutional Class		1,795	19,781	72,625	800,324	74,420	820,105
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		16,857	139,577	747,982	6,193,291	764,839	6,332,868
Invesco Global Real Estate Fund Class R6		3,551	44,354	120,454	1,504,468	124,005	1,548,822
Janus Henderson Triton Fund Class N		2,471	78,131	100,420	3,175,289	102,891	3,253,420
Northern Emerging Markets Equity Index Fund		13,439	163,691	609,104	7,418,887	622,543	7,582,578

			$4,190,505		$181,729,131		$185,919,636

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	4.34%
Great-West Life & Annuity Contract		648,911	648,911	11,758,880	11,758,880	12,407,791	12,407,791

TOTAL INVESTMENTS	100.04%		$9,425,993		$276,527,516		$285,953,509

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(3,916)		$(115,993)		$(119,909)

TOTAL NET ASSETS	100.00%		$9,422,077		$276,411,523		$285,833,600

TOTAL COST			$9,217,266		$278,823,797		$288,041,063

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2030 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2030 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2035 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2035 Fund (Target Portfolio)		Great-West Lifetime 2035 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	22.58%
Great-West Bond Index Fund Institutional Class		1,825,540	18,200,631	10,774,161	107,418,383	12,599,701	125,619,014
Great-West Core Bond Fund Institutional Class		889,768	8,933,269	5,249,601	52,705,991	6,139,369	61,639,260
Great-West Global Bond Fund Institutional Class		867,743	7,766,299	5,119,737	45,821,650	5,987,480	53,587,949
Great-West High Yield Bond Fund Institutional Class		514,709	4,920,623	3,038,255	29,045,721	3,552,964	33,966,344
Great-West Inflation-Protected Securities Fund Institutional Class		539,884	5,323,255	3,183,366	31,387,985	3,723,250	36,711,240
Great-West Multi-Sector Bond Fund Institutional Class		742,075	7,190,708	4,372,506	42,369,587	5,114,581	49,560,295
Great-West Short Duration Bond Fund Institutional Class		268,474	2,668,629	1,586,770	15,772,493	1,855,244	18,441,122

			$55,003,414		$324,521,810		$379,525,224

EQUITY MUTUAL FUNDS	74.91%
American Century Real Estate Fund Class R6		69,639	2,085,699	891,948	26,713,851	961,587	28,799,550
DFA International Real Estate Securities Portfolio Institutional Class		137,828	687,762	1,777,197	8,868,214	1,915,025	9,555,976
Great-West Ariel Mid Cap Value Fund Institutional Class		47,751	586,863	792,258	9,736,853	840,009	10,323,716
Great-West Emerging Markets Equity Fund Institutional Class		330,090	3,086,336	5,581,485	52,186,889	5,911,575	55,273,225
Great-West International Growth Fund Institutional Class		427,255	4,007,654	7,246,111	67,968,522	7,673,366	71,976,176
Great-West International Index Fund Institutional Class		878,433	8,924,879	14,863,526	151,013,425	15,741,959	159,938,304
Great-West International Value Fund Institutional Class		592,554	4,900,424	10,042,304	83,049,857	10,634,858	87,950,281
Great-West Large Cap Growth Fund Institutional Class		540,958	5,474,495	9,060,634	91,693,613	9,601,592	97,168,108
Great-West Large Cap Value Fund Institutional Class		928,755	6,835,637	15,546,200	114,420,031	16,474,955	121,255,668
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		263,750	2,067,802	4,138,981	32,449,607	4,402,731	34,517,409
Great-West Mid Cap Value Fund Institutional Class		253,405	2,349,063	4,236,512	39,272,463	4,489,917	41,621,526
Great-West Real Estate Index Fund Institutional Class		220,689	2,043,583	2,835,464	26,256,395	3,056,153	28,299,978
Great-West S&P 500(R) Index Fund Institutional Class		1,266,854	12,313,815	21,236,844	206,422,120	22,503,698	218,735,935
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		591,158	5,273,132	9,900,607	88,313,418	10,491,765	93,586,550
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		483,054	3,830,616	7,587,235	60,166,777	8,070,289	63,997,393
Great-West Small Cap Growth Fund Institutional Class		31,467	346,770	503,796	5,551,832	535,263	5,898,602
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		283,848	2,350,256	4,745,324	39,291,280	5,029,172	41,641,536
Invesco Global Real Estate Fund Class R6		54,993	686,859	709,285	8,858,968	764,278	9,545,827
Janus Henderson Triton Fund Class N		44,707	1,413,646	698,862	22,098,002	743,569	23,511,648
Northern Emerging Markets Equity Index Fund		255,848	3,116,225	4,310,711	52,504,466	4,566,559	55,620,691

			$72,381,516		$1,186,836,583		$1,259,218,099

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	2.56%
Great-West Life & Annuity Contract		6,229,050	6,229,050	36,793,074	36,793,074	43,022,124	43,022,124

TOTAL INVESTMENTS	100.04%		$133,613,980		$1,548,151,467		$1,681,765,447

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(52,137)		$(692,219)		$(744,356)

TOTAL NET ASSETS	100.00%		$133,561,843		$1,547,459,248		$1,681,021,091

TOTAL COST			$133,296,364		$1,540,132,845		$1,673,429,209

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2035 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2035 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2040 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2040 Fund (Target Portfolio)		Great-West Lifetime 2040 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	13.82%
Great-West Bond Index Fund Institutional Class		74,814	745,892	898,999	8,963,021	973,813	9,708,913
Great-West Core Bond Fund Institutional Class		36,423	365,686	438,733	4,404,880	475,156	4,770,566
Great-West Global Bond Fund Institutional Class		34,575	309,443	416,146	3,724,506	450,721	4,033,949
Great-West High Yield Bond Fund Institutional Class		20,675	197,657	249,325	2,383,547	270,000	2,581,204
Great-West Inflation-Protected Securities Fund Institutional Class		12,912	127,317	156,187	1,540,004	169,099	1,667,321
Great-West Multi-Sector Bond Fund Institutional Class		30,277	293,387	365,600	3,542,658	395,877	3,836,045
Great-West Short Duration Bond Fund Institutional Class		7,915	78,674	94,924	943,546	102,839	1,022,220

			$2,118,056		$25,502,162		$27,620,218

EQUITY MUTUAL FUNDS	85.02%
American Century Real Estate Fund Class R6		3,600	107,828	116,467	3,488,186	120,067	3,596,014
DFA International Real Estate Securities Portfolio Institutional Class		7,463	37,240	235,055	1,172,924	242,518	1,210,164
Great-West Ariel Mid Cap Value Fund Institutional Class		2,819	34,639	108,023	1,327,608	110,842	1,362,247
Great-West Emerging Markets Equity Fund Institutional Class		21,817	203,988	836,951	7,825,491	858,768	8,029,479
Great-West International Growth Fund Institutional Class		26,934	252,642	1,034,855	9,706,945	1,061,789	9,959,587
Great-West International Index Fund Institutional Class		55,142	560,243	2,121,531	21,554,757	2,176,673	22,115,000
Great-West International Value Fund Institutional Class		37,187	307,533	1,432,239	11,844,615	1,469,426	12,152,148
Great-West Large Cap Growth Fund Institutional Class		32,112	324,974	1,224,872	12,395,705	1,256,984	12,720,679
Great-West Large Cap Value Fund Institutional Class		55,116	405,656	2,114,109	15,559,843	2,169,225	15,965,499
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		16,562	129,848	606,048	4,751,414	622,610	4,881,262
Great-West Mid Cap Value Fund Institutional Class		15,033	139,355	575,451	5,334,427	590,484	5,473,782
Great-West Real Estate Index Fund Institutional Class		11,320	104,822	358,061	3,315,650	369,381	3,420,472
Great-West S&P 500(R) Index Fund Institutional Class		75,459	733,463	2,881,017	28,003,482	2,956,476	28,736,945
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		35,006	312,256	1,341,616	11,967,216	1,376,622	12,279,472
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		30,561	242,349	1,110,613	8,807,159	1,141,174	9,049,508
Great-West Small Cap Growth Fund Institutional Class		1,993	21,962	73,172	806,352	75,165	828,314
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		16,727	138,495	640,198	5,300,843	656,925	5,439,338
Invesco Global Real Estate Fund Class R6		2,976	37,172	93,774	1,171,235	96,750	1,208,407
Janus Henderson Triton Fund Class N		2,801	88,574	102,161	3,230,332	104,962	3,318,906
Northern Emerging Markets Equity Index Fund		16,942	206,352	654,542	7,972,323	671,484	8,178,675

			$4,389,391		$165,536,507		$169,925,898

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	1.20%
Great-West Life & Annuity Contract		183,919	183,919	2,213,314	2,213,314	2,397,233	2,397,233
TOTAL INVESTMENTS	100.04%		$6,691,366		$193,251,983		$199,943,349

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(2,848)		$(84,878)		$(87,726)

TOTAL NET ASSETS	100.00%		$6,688,518		$193,167,105		$199,855,623

TOTAL COST			$6,593,529		$196,510,064		$203,103,593

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2040 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2040 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2045 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2045 Fund (Target Portfolio)		Great-West Lifetime 2045 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	10.00%
Great-West Bond Index Fund Institutional Class		736,990	7,347,791	3,010,325	30,012,943	3,747,315	37,360,734
Great-West Core Bond Fund Institutional Class		359,123	3,605,595	1,471,805	14,776,925	1,830,928	18,382,520
Great-West Global Bond Fund Institutional Class		332,852	2,979,023	1,355,468	12,131,441	1,688,320	15,110,464
Great-West High Yield Bond Fund Institutional Class		200,521	1,916,981	815,944	7,800,419	1,016,465	9,717,400
Great-West Inflation-Protected Securities Fund Institutional Class		52,146	514,164	214,174	2,111,757	266,320	2,625,921
Great-West Multi-Sector Bond Fund Institutional Class		298,071	2,888,311	1,212,925	11,753,241	1,510,996	14,641,552
Great-West Short Duration Bond Fund Institutional Class		53,452	531,308	212,486	2,112,113	265,938	2,643,421

			$19,783,173		$80,698,839		$100,482,012

EQUITY MUTUAL FUNDS	89.42%
American Century Real Estate Fund Class R6		47,798	1,431,548	534,264	16,001,200	582,062	17,432,748
DFA International Real Estate Securities Portfolio Institutional Class		102,953	513,735	1,164,152	5,809,117	1,267,105	6,322,852
Great-West Ariel Mid Cap Value Fund Institutional Class		41,108	505,212	530,352	6,518,029	571,460	7,023,241
Great-West Emerging Markets Equity Fund Institutional Class		349,160	3,264,643	4,511,931	42,186,556	4,861,091	45,451,199
Great-West International Growth Fund Institutional Class		410,978	3,854,974	5,329,395	49,989,726	5,740,373	53,844,700
Great-West International Index Fund Institutional Class		843,444	8,569,394	10,931,081	111,059,777	11,774,525	119,629,171
Great-West International Value Fund Institutional Class		569,019	4,705,785	7,383,799	61,064,021	7,952,818	65,769,806
Great-West Large Cap Growth Fund Institutional Class		455,934	4,614,049	5,941,395	60,126,921	6,397,329	64,740,970
Great-West Large Cap Value Fund Institutional Class		798,752	5,878,814	10,404,167	76,574,668	11,202,919	82,453,482
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		254,428	1,994,715	3,196,428	25,059,993	3,450,856	27,054,708
Great-West Mid Cap Value Fund Institutional Class		217,227	2,013,697	2,833,067	26,262,527	3,050,294	28,276,224
Great-West Real Estate Index Fund Institutional Class		149,813	1,387,271	1,701,457	15,755,494	1,851,270	17,142,765
Great-West S&P 500(R) Index Fund Institutional Class		1,076,169	10,460,362	14,081,672	136,873,852	15,157,841	147,334,214
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		503,629	4,492,374	6,568,966	58,595,175	7,072,595	63,087,549
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		465,927	3,694,799	5,849,388	46,385,645	6,315,315	50,080,444
Great-West Small Cap Growth Fund Institutional Class		31,047	342,133	382,429	4,214,368	413,476	4,556,501
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		238,203	1,972,325	3,106,331	25,720,421	3,344,534	27,692,746
Invesco Global Real Estate Fund Class R6		41,004	512,136	464,877	5,806,315	505,881	6,318,451
Janus Henderson Triton Fund Class N		43,047	1,361,162	539,890	17,071,318	582,937	18,432,480
Northern Emerging Markets Equity Index Fund		271,650	3,308,703	3,484,010	42,435,247	3,755,660	45,743,950

			$64,877,831		$833,510,370		$898,388,201

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	0.63%
Great-West Life & Annuity Contract		1,233,489	1,233,489	5,049,691	5,049,691	6,283,180	6,283,180
TOTAL INVESTMENTS	100.04%		$85,894,493		$919,258,900		$1,005,153,393

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(34,742)		$(410,008)		$(444,750)

TOTAL NET ASSETS	100.00%		$85,859,751		$918,848,892		$1,004,708,643

TOTAL COST			$85,925,979		$918,673,689		$1,004,599,668

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2045 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2045 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2050 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2050 Fund (Target Portfolio)		Great-West Lifetime 2050 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	7.79%
Great-West Bond Index Fund Institutional Class		36,308	361,996	295,271	2,943,851	331,579	3,305,847
Great-West Core Bond Fund Institutional Class		17,714	177,844	143,488	1,440,617	161,202	1,618,461
Great-West Global Bond Fund Institutional Class		16,288	145,775	133,294	1,192,980	149,582	1,338,755
Great-West High Yield Bond Fund Institutional Class		9,768	93,380	79,697	761,899	89,465	855,279
Great-West Multi-Sector Bond Fund Institutional Class		14,654	141,997	118,590	1,149,141	133,244	1,291,138
Great-West Short Duration Bond Fund Institutional Class		1,753	17,420	14,717	146,289	16,470	163,709

			$938,412		$7,634,777		$8,573,189

EQUITY MUTUAL FUNDS	91.91%
American Century Real Estate Fund Class R6		3,009	90,119	62,532	1,872,821	65,541	1,962,940
DFA International Real Estate Securities Portfolio Institutional Class		6,702	33,441	139,559	696,400	146,261	729,841
Great-West Ariel Mid Cap Value Fund Institutional Class		2,662	32,721	60,343	741,615	63,005	774,336
Great-West Emerging Markets Equity Fund Institutional Class		24,920	233,002	557,650	5,214,027	582,570	5,447,029
Great-West International Growth Fund Institutional Class		28,037	262,989	629,426	5,904,020	657,463	6,167,009
Great-West International Index Fund Institutional Class		57,477	583,968	1,291,153	13,118,112	1,348,630	13,702,080
Great-West International Value Fund Institutional Class		38,807	320,934	872,026	7,211,656	910,833	7,532,590
Great-West Large Cap Growth Fund Institutional Class		29,099	294,487	663,857	6,718,231	692,956	7,012,718
Great-West Large Cap Value Fund Institutional Class		51,496	379,013	1,173,057	8,633,698	1,224,553	9,012,711
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		17,299	135,620	383,655	3,007,853	400,954	3,143,473
Great-West Mid Cap Value Fund Institutional Class		14,007	129,848	319,151	2,958,525	333,158	3,088,373
Great-West Real Estate Index Fund Institutional Class		9,421	87,242	195,544	1,810,737	204,965	1,897,979
Great-West S&P 500(R) Index Fund Institutional Class		69,323	673,821	1,580,040	15,357,993	1,649,363	16,031,814
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		32,387	288,888	736,160	6,566,551	768,547	6,855,439
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		31,765	251,893	704,414	5,586,003	736,179	5,837,896
Great-West Small Cap Growth Fund Institutional Class		2,105	23,198	46,394	511,261	48,499	534,459
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		15,243	126,208	347,468	2,877,036	362,711	3,003,244
Invesco Global Real Estate Fund Class R6		2,683	33,511	55,665	695,257	58,348	728,768
Janus Henderson Triton Fund Class N		2,920	92,319	64,723	2,046,555	67,643	2,138,874
Northern Emerging Markets Equity Index Fund		19,128	232,974	433,594	5,281,180	452,722	5,514,154

			$4,306,196		$96,809,531		$101,115,727

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	0.34%

Great-West Life & Annuity Contract		40,640	40,640	334,261	334,261	374,901	374,901

TOTAL INVESTMENTS	100.04%		$5,285,248		$104,778,569		$110,063,817

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(2,282)		$(42,398)		$(44,680)

TOTAL NET ASSETS	100.00%		$5,282,966		$104,736,171		$110,019,137

TOTAL COST			$5,223,327		$106,202,172		$111,425,499

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2050 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2050 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2055 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2055 Fund (Target Portfolio)		Great-West Lifetime 2055 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	7.72%

Great-West Bond Index Fund Institutional Class		267,676	2,668,729	1,080,908	10,776,649	1,348,584	13,445,378
Great-West Core Bond Fund Institutional Class		130,660	1,311,822	526,483	5,285,887	657,143	6,597,709
Great-West Global Bond Fund Institutional Class		127,697	1,142,885	513,426	4,595,167	641,123	5,738,052
Great-West High Yield Bond Fund Institutional Class		71,889	687,255	291,385	2,785,641	363,274	3,472,896
Great-West Multi-Sector Bond Fund Institutional Class		107,915	1,045,701	435,715	4,222,080	543,630	5,267,781
Great-West Short Duration Bond Fund Institutional Class		13,208	131,293	53,613	532,911	66,821	664,204

			$6,987,685		$28,198,335		$35,186,020

EQUITY MUTUAL FUNDS	91.98%

American Century Real Estate Fund Class R6		26,095	781,543	242,047	7,249,322	268,142	8,030,865
DFA International Real Estate Securities Portfolio Institutional Class		61,724	308,005	569,650	2,842,551	631,374	3,150,556
Great-West Ariel Mid Cap Value Fund Institutional Class		22,454	275,955	230,061	2,827,444	252,515	3,103,399
Great-West Emerging Markets Equity Fund Institutional Class		236,125	2,207,767	2,334,538	21,827,935	2,570,663	24,035,702
Great-West International Growth Fund Institutional Class		253,301	2,375,960	2,519,069	23,628,865	2,772,370	26,004,825
Great-West International Index Fund Institutional Class		519,402	5,277,123	5,165,944	52,485,994	5,685,346	57,763,117
Great-West International Value Fund Institutional Class		350,581	2,899,308	3,489,427	28,857,559	3,840,008	31,756,867
Great-West Large Cap Growth Fund Institutional Class		247,144	2,501,097	2,509,136	25,392,455	2,756,280	27,893,552
Great-West Large Cap Value Fund Institutional Class		440,728	3,243,759	4,477,056	32,951,134	4,917,784	36,194,893
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		156,403	1,226,199	1,562,662	12,251,269	1,719,065	13,477,468
Great-West Mid Cap Value Fund Institutional Class		120,165	1,113,928	1,220,323	11,312,390	1,340,488	12,426,318
Great-West Real Estate Index Fund Institutional Class		83,306	771,415	768,648	7,117,681	851,954	7,889,096
Great-West S&P 500(R) Index Fund Institutional Class		591,653	5,750,871	6,016,609	58,481,440	6,608,262	64,232,311
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		275,926	2,461,264	2,804,469	25,015,861	3,080,395	27,477,125
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		286,220	2,269,722	2,866,085	22,728,057	3,152,305	24,997,779
Great-West Small Cap Growth Fund Institutional Class		18,857	207,804	189,508	2,088,377	208,365	2,296,181
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		129,171	1,069,537	1,312,783	10,869,847	1,441,954	11,939,384
Invesco Global Real Estate Fund Class R6		24,611	307,398	227,350	2,839,599	251,961	3,146,997
Janus Henderson Triton Fund Class N		26,304	831,725	264,321	8,357,844	290,625	9,189,569
Northern Emerging Markets Equity Index Fund		181,838	2,214,784	1,804,155	21,974,612	1,985,993	24,189,396

			$38,095,164		$381,100,236		$419,195,400

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	0.34%

Great-West Life & Annuity Contract		303,174	303,174	1,229,593	1,229,593	1,532,767	1,532,767

TOTAL INVESTMENTS	100.04%		$45,386,023		$410,528,164		$455,914,187

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(18,249)		$(171,780)		$(190,029)

TOTAL NET ASSETS	100.00%		$45,367,774		$410,356,384		$455,724,158

TOTAL COST			$45,763,139		$413,208,449		$458,971,588

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2055 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2055 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Great-West Lifetime 2060 Fund Pro Forma

Schedule of Investments*

As of December 31, 2019

		Great-West Lifetime Conservative 2060 Fund (Target Portfolio)		Great-West Lifetime 2060 Fund (Acquiring Portfolio)(a)		Pro Forma Combined
	% OF NET ASSETS	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)	SHARES	FAIR VALUE ($)

BOND MUTUAL FUNDS	8.98%
Great-West Bond Index Fund Institutional Class		2,673	26,646	3,013	30,044	5,686	56,690
Great-West Core Bond Fund Institutional Class		1,303	13,083	1,473	14,792	2,776	27,875
Great-West Global Bond Fund Institutional Class		1,348	12,060	1,523	13,628	2,871	25,688
Great-West High Yield Bond Fund Institutional Class		718	6,867	816	7,797	1,534	14,664
Great-West Multi-Sector Bond Fund Institutional Class		1,077	10,438	1,222	11,844	2,299	22,282
Great-West Short Duration Bond Fund Institutional Class		131	1,306	143	1,421	274	2,727

			$70,400		$79,526		$149,926

EQUITY MUTUAL FUNDS	90.68%
American Century Real Estate Fund Class R6		293	8,769	696	20,847	989	29,616
DFA International Real Estate Securities Portfolio Institutional Class		691	3,447	1,715	8,558	2,406	12,005
Great-West Ariel Mid Cap Value Fund Institutional Class		236	2,906	644	7,919	880	10,825
Great-West Emerging Markets Equity Fund Institutional Class		2,709	25,333	7,163	66,972	9,872	92,305
Great-West International Growth Fund Institutional Class		2,794	26,210	7,406	69,464	10,200	95,674
Great-West International Index Fund Institutional Class		5,730	58,212	15,183	154,259	20,913	212,471
Great-West International Value Fund Institutional Class		3,865	31,962	10,257	84,821	14,122	116,783
Great-West Large Cap Growth Fund Institutional Class		2,547	25,780	6,966	70,499	9,513	96,279
Great-West Large Cap Value Fund Institutional Class		4,612	33,941	12,586	92,631	17,198	126,572
Great-West Loomis Sayles Small Cap Value Fund Institutional Class		1,717	13,458	4,653	36,483	6,370	49,941
Great-West Mid Cap Value Fund Institutional Class		1,256	11,641	3,419	31,691	4,675	43,332
Great-West Real Estate Index Fund Institutional Class		906	8,386	2,231	20,663	3,137	29,049
Great-West S&P 500(R) Index Fund Institutional Class		6,142	59,706	16,758	162,890	22,900	222,596
Great-West S&P Mid Cap 400(R) Index Fund Institutional Class		2,865	25,560	7,813	69,689	10,678	95,249
Great-West S&P Small Cap 600(R) Index Fund Institutional Class		3,148	24,960	8,529	67,638	11,677	92,598
Great-West Small Cap Growth Fund Institutional Class		207	2,280	568	6,254	775	8,534
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class		1,336	11,064	3,647	30,201	4,983	41,265
Invesco Global Real Estate Fund Class R6		277	3,462	685	8,551	962	12,013
Janus Henderson Triton Fund Class N		290	9,159	790	24,971	1,080	34,130
Northern Emerging Markets Equity Index Fund		2,098	25,559	5,519	67,222	7,617	92,781

			$411,795		$1,102,223		$1,514,018

		ACCOUNT BALANCE		ACCOUNT BALANCE		ACCOUNT BALANCE
FIXED INTEREST CONTRACT	0.39%
Great-West Life & Annuity Contract		2,999	2,999	3,432	3,432	6,431	6,431

TOTAL INVESTMENTS	100.04%		$485,194		$1,185,181		$1,670,375

OTHER ASSETS & LIABILITIES, NET	-0.04%		$(52)		$(672)		$(724)

TOTAL NET ASSETS	100.00%		$485,142		$1,184,509		$1,669,651

TOTAL COST			$474,716		$1,172,439		$1,647,155

*

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Great-West Lifetime 2060 Fund (Acquiring Fund) to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund’s business and operations.

(a)	Upon consummation of the merger, the Great-West Lifetime 2060 Fund will be the accounting survivor.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2015 Fund (Target Portfolio)		Great-West Lifetime 2015 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2015 Fund
ASSETS:
Investments at fair value, affiliated(a)		$53,642,431	$765,980,751	$			$819,623,182
Investments at fair value, unaffiliated(b)		1,856,460	36,738,480				38,594,940
Subscriptions receivable		462,942	540,295				1,003,237
Receivable for investments sold		-	1,593,029				1,593,029

Total Assets		55,961,833	804,852,555		0		860,814,388

LIABILITIES:
Payable for distribution fees		3,710	92,005				95,715
Payable for investments purchased		278,381	112,298				390,679
Payable for shareholder services fees		14,801	219,098				233,899
Payable to investment adviser		3,414	56,017				59,431
Redemptions payable		184,561	2,021,026				2,205,587

Total Liabilities		484,867	2,500,444		0		2,985,311

NET ASSETS		$55,476,966	$802,352,111		$0		$857,829,077

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$466,965	$7,021,837	$			$7,488,802
Paid-in capital in excess of par		55,431,370	791,298,860				846,730,230
Undistributed/accumulated earnings (deficit)		(421,369)	4,031,414				3,610,045

NET ASSETS		$55,476,966	$802,352,111		$0		$857,829,077

NET ASSETS BY CLASS
Investor Class		$4,558,346	$57,202,499		$0		$61,760,845

Service Class		$43,836,059	$369,554,115		$0		$413,390,174

Class L	$	N/A	$288,035,143		$0		$288,035,143

Institutional Class		$7,082,561	$87,560,354		$0		$94,642,915

CAPITAL STOCK:
Authorized
Investor Class		20,000,000	50,000,000		0		50,000,000
Service Class		35,000,000	135,000,000		0		135,000,000
Class L		N/A	60,000,000		0		60,000,000
Institutional Class		5,000,000	20,000,000		0		20,000,000
Issued and Outstanding
Investor Class		371,797	4,155,446		(40,658	) (c)	4,486,585
Service Class		3,546,851	27,010,542		(342,893	) (c)	30,214,500
Class L		N/A	29,494,669		0	(c)	29,494,669
Institutional Class		751,002	9,557,715		22,100	(c)	10,330,817

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$12.26	$13.77		$0.00		$13.77

Service Class		$12.36	$13.68		$0.00		$13.68

Class L	$	N/A	$9.77		$0.00		$9.77

Institutional Class		$9.43	$9.16		$0.00		$9.16

(a) Cost of investments, affiliated		$53,500,701	$766,284,309		$0		$819,785,010
(b) Cost of investments, unaffiliated		$1,800,087	$34,747,162		$0		$36,547,249

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2015 Fund shares into Great-West Lifetime 2015 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2020 Fund (Target Portfolio)		Great-West Lifetime 2020 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2020 Fund
ASSETS:
Investments at fair value, affiliated(a)		$5,554,667	$249,970,788	$			$255,525,455
Investments at fair value, unaffiliated(b)		216,677	13,208,247				13,424,924
Subscriptions receivable		1,139	967,377				968,516
Receivable for investments sold		34,419	0				34,419

Total Assets		5,806,902	264,146,412		0		269,953,314

LIABILITIES:
Payable for distribution fees		351	35,606				35,957
Payable for investments purchased		616	757,897				758,513
Payable for shareholder services fees		1,275	61,937				63,212
Payable to investment adviser		395	19,874				20,269
Redemptions payable		34,942	209,480				244,422

Total Liabilities		37,579	1,084,794		0		1,122,373

NET ASSETS		$5,769,323	$263,061,618		$0		$268,830,941

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$54,270	$2,409,304	$			$2,463,574
Paid-in capital in excess of par		5,668,263	260,126,041				265,794,304
Undistributed/accumulated earnings (deficit)		46,790	526,273				573,063

NET ASSETS		$5,769,323	$263,061,618		$0		$268,830,941

NET ASSETS BY CLASS
Investor Class		$17,430	$14,882,865		$0		$14,900,295

Service Class		$4,142,678	$32,033,972		$0		$36,176,650

Class L	$	N/A	$158,358,643		$0		$158,358,643

Institutional Class		$1,609,215	$57,786,138		$0		$59,395,353

CAPITAL STOCK:
Authorized
Investor Class		20,000,000	5,000,000		0		5,000,000
Service Class		20,000,000	35,000,000		0		35,000,000
Class L		N/A	30,000,000		0		30,000,000
Institutional Class		5,000,000	12,000,000		0		12,000,000
Issued and Outstanding
Investor Class		1,629	1,364,639		(31	) (c)	1,366,237
Service Class		388,544	2,928,243		(9,860	) (c)	3,306,927
Class L		N/A	14,507,242		0	(c)	14,507,242
Institutional Class		152,525	5,292,915		(5,129	) (c)	5,440,311

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$10.70	$10.91		$0.00		$10.91

Service Class		$10.66	$10.94		$0.00		$10.94

Class L	$	N/A	$10.92		$0.00		$10.92

Institutional Class		$10.55	$10.92		$0.00		$10.92

(a) Cost of investments, affiliated		$5,408,897	$249,679,829		$0		$255,088,726
(b) Cost of investments, unaffiliated		$206,724	$12,813,605		$0		$13,020,330

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2020 Fund shares into Great-West Lifetime 2020 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2025 Fund (Target Portfolio)		Great-West Lifetime 2025 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)		$129,902,886	$1,561,275,694	$			$1,691,178,580
Investments at fair value, unaffiliated(b)		5,845,787	94,313,843				100,159,630
Subscriptions receivable		1,430,429	1,675,555				3,105,984
Receivable for investments sold		-	4,892,685				4,892,685

Total Assets		137,179,102	1,662,157,777		0		1,799,336,879

LIABILITIES:
Payable for distribution fees		8,115	151,729				159,844
Payable for investments purchased		1,058,038	40,797				1,098,835
Payable for shareholder services fees		35,257	441,912				477,169
Payable to investment adviser		10,151	136,810				146,961
Redemptions payable		372,391	6,527,443				6,899,834

Total Liabilities		1,483,952	7,298,691		0		8,782,643

NET ASSETS		$135,695,150	$1,654,859,086		$0		$1,790,554,236

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$1,142,026	$13,680,924	$			$14,822,950
Paid-in capital in excess of par		134,990,767	1,615,626,924				1,750,617,691
Undistributed/accumulated earnings (deficit)		(437,643)	25,551,238				25,113,595

NET ASSETS		$135,695,150	$1,654,859,086		$0		$1,790,554,236

NET ASSETS BY CLASS
Investor Class		$19,363,295	$108,827,654		$0		$128,190,949

Service Class		$96,816,851	$1,026,059,723		$0		$1,122,876,574

Class L	$	N/A	$307,684,578		$0		$307,684,578

Institutional Class		$19,515,004	$212,287,131		$0		$231,802,135

CAPITAL STOCK:
Authorized
Investor Class		35,000,000	70,000,000		0		70,000,000
Service Class		35,000,000	230,000,000		0		230,000,000
Class L		N/A	60,000,000		0		60,000,000
Institutional Class		5,000,000	60,000,000		0		60,000,000
Issued and Outstanding
Investor Class		1,518,893	7,526,833		(179,672)	(c)	8,866,054
Service Class		7,559,074	71,383,742		(823,453)	(c)	78,119,363
Class L		N/A	32,844,597		0	(c)	32,844,597
Institutional Class		2,342,295	25,054,071		(39,139)	(c)	27,357,227

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$12.75	$14.46		$0.00		$14.46

Service Class		$12.81	$14.37		$0.00		$14.37

Class L	$	N/A	$9.37		$0.00		$9.37

Institutional Class		$8.33	$8.47		$0.00		$8.47

(a) Cost of investments, affiliated		$129,560,895	$1,555,042,898		$0		$1,684,603,793
(b) Cost of investments, unaffiliated		$5,607,304	$88,197,828		$0		$93,805,132

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2025 Fund shares into Great-West Lifetime 2025 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2030 Fund (Target Portfolio)		Great-West Lifetime 2030 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2030 Fund
ASSETS:
Investments at fair value, affiliated(a)		$8,956,399	$258,097,850	$			$267,054,249
Investments at fair value, unaffiliated(b)		469,594	18,429,666				18,899,260
Subscriptions receivable		5,753	442,298				448,051
Receivable for investments sold		21,764	110,609				132,373

Total Assets		9,453,510	277,080,423		0		286,533,933

LIABILITIES:
Payable for distribution fees		675	33,013				33,688
Payable for investments purchased		-	225,782				225,782
Payable for shareholder services fees		2,475	59,060				61,535
Payable to investment adviser		766	23,920				24,686
Redemptions payable		27,517	327,125				354,642

Total Liabilities		31,433	668,900		0		700,333

NET ASSETS		$9,422,077	$276,411,523		$0		$285,833,600

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$88,988	$2,454,989	$			$2,543,977
Paid-in capital in excess of par		9,276,253	273,273,362				282,549,615
Undistributed/accumulated earnings (deficit)		56,836	683,172				740,008

NET ASSETS		$9,422,077	$276,411,523		$0		$285,833,600

NET ASSETS BY CLASS
Investor Class		$125,711	$10,576,639		$0		$10,702,350

Service Class		$8,014,234	$45,450,653		$0		$53,464,887

Class L	$	N/A	$142,139,562		$0		$142,139,562

Institutional Class		$1,282,132	$78,244,669		$0		$79,526,801

CAPITAL STOCK:
Authorized
Investor Class		20,000,000	35,000,000		0		35,000,000
Service Class		20,000,000	20,000,000		0		20,000,000
Class L		N/A	20,000,000		0		20,000,000
Institutional Class		5,000,000	15,000,000		0		15,000,000
Issued and Outstanding
Investor Class		11,933	940,753		(751	) (c)	951,935
Service Class		757,159	4,027,829		(46,939	) (c)	4,738,049
Class L		N/A	12,633,152		0	(c)	12,633,152
Institutional Class		120,785	6,948,160		(6,931	) (c)	7,062,014

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$10.53	$11.24		$0.00		$11.24

Service Class		$10.58	$11.28		$0.00		$11.28

Class L	$	N/A	$11.25		$0.00		$11.25

Institutional Class		$10.61	$11.26		$0.00		$11.26

(a) Cost of investments, affiliated		$8,767,114	$260,868,666		$0		$269,635,780
(b) Cost of investments, unaffiliated		$450,152	$17,955,131		$0		$18,405,283

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2030 Fund shares into Great-West Lifetime 2030 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2035 Fund (Target Portfolio)		Great-West Lifetime 2035 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2035 Fund
ASSETS:
Investments at fair value, affiliated(a)		$125,623,789	$1,429,107,966	$			$1,554,731,755
Investments at fair value, unaffiliated(b)		7,990,191	119,043,501				127,033,692
Subscriptions receivable		420,317	2,442,340				2,862,657
Receivable for investments sold		-	3,276,790				3,276,790

Total Assets		134,034,297	1,553,870,597		0		1,687,904,894

LIABILITIES:
Payable for distribution fees		7,518	137,656				145,174
Payable for investments purchased		212,648	159,273				371,921
Payable for shareholder services fees		32,905	410,120				443,025
Payable to investment adviser		11,714	144,443				156,157
Redemptions payable		207,669	5,559,857				5,767,526

Total Liabilities		472,454	6,411,349		0		6,883,803

NET ASSETS		$133,561,843	$1,547,459,248		$0		$1,681,021,091

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$1,151,933	$13,084,450	$			$14,236,383
Paid-in capital in excess of par		132,747,656	1,504,283,745				1,637,031,401
Undistributed/accumulated earnings (deficit)		(337,746)	30,091,053				29,753,307

NET ASSETS		$133,561,843	$1,547,459,248		$0		$1,681,021,091

NET ASSETS BY CLASS
Investor Class		$18,952,539	$98,419,575		$0		$117,372,114

Service Class		$88,785,881	$984,866,435		$0		$1,073,652,316

Class L	$	N/A	$262,128,857		$0		$262,128,857

Institutional Class		$25,823,423	$202,044,381		$0		$227,867,804

CAPITAL STOCK:
Authorized
Investor Class		20,000,000	70,000,000		0		70,000,000
Service Class		35,000,000	225,000,000		0		225,000,000
Class L		N/A	46,000,000		0		46,000,000
Institutional Class		10,000,000	50,000,000		0		50,000,000
Issued and Outstanding
Investor Class		1,393,565	6,942,138		(56,726	) (c)	8,278,977
Service Class		6,492,943	70,697,527		(119,549	) (c)	77,070,921
Class L		N/A	28,487,811		0	(c)	28,487,811
Institutional Class		3,632,819	24,717,024		(473,720	) (c)	27,876,123

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$13.60	$14.18		$0.00		$14.18

Service Class		$13.67	$13.93		$0.00		$13.93

Class L	$	N/A	$9.20		$0.00		$9.20

Institutional Class		$7.11	$8.17		$0.00		$8.17

(a) Cost of investments, affiliated		$125,671,632	$1,429,848,416		$0		$1,555,520,048
(b) Cost of investments, unaffiliated		$7,624,732	$110,284,429		$0		$117,909,161

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2035 Fund shares into Great-West Lifetime 2035 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2040 Fund (Target Portfolio)		Great-West Lifetime 2040 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)		$6,214,200	$176,216,983	$			$182,431,183
Investments at fair value, unaffiliated(b)		477,166	17,035,000				17,512,166
Subscriptions receivable		5,417	239,310				244,727
Receivable for investments sold		-	0				0

Total Assets		6,696,783	193,491,293		0		200,188,076

LIABILITIES:
Payable for distribution fees		483	24,015				24,498
Payable for investments purchased		5,417	184,253				189,670
Payable for shareholder services fees		1,749	42,701				44,450
Payable to investment adviser		616	18,162				18,778
Redemptions payable		-	55,057				55,057

Total Liabilities		8,265	324,188		0		332,453

NET ASSETS		$6,688,518	$193,167,105		$0		$199,855,623

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$59,289	$1,718,541	$			$1,777,830
Paid-in capital in excess of par		6,545,291	191,193,294				197,738,585
Undistributed/accumulated earnings (deficit)		83,938	255,270				339,208

NET ASSETS		$6,688,518	$193,167,105		$0		$199,855,623

NET ASSETS BY CLASS
Investor Class		$13,852	$5,111,771		$0		$5,125,623

Service Class		$5,742,608	$36,468,875		$0		$42,211,483

Class L	$	N/A	$102,348,404		$0		$102,348,404

Institutional Class		$932,058	$49,238,055		$0		$50,170,113

CAPITAL STOCK:
Authorized
Investor Class		35,000,000	20,000,000		0		20,000,000
Service Class		20,000,000	35,000,000		0		35,000,000
Class L		N/A	14,000,000		0		14,000,000
Institutional Class		5,000,000	10,000,000		0		10,000,000
Issued and Outstanding
Investor Class		1,220	456,907		18	(c)	458,145
Service Class		509,214	3,244,006		1,607	(c)	3,754,827
Class L		N/A	9,112,201		0	(c)	9,112,201
Institutional Class		82,458	4,372,297		308	(c)	4,455,063

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$11.35	$11.19		$0.00		$11.19

Service Class		$11.28	$11.24		$0.00		$11.24

Class L	$	N/A	$11.23		$0.00		$11.23

Institutional Class		$11.30	$11.26		$0.00		$11.26

(a) Cost of investments, affiliated		$6,135,516	$179,811,704		$0		$185,947,220
(b) Cost of investments, unaffiliated		$458,013	$16,698,360		$0		$17,156,373

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2040 Fund shares into Great-West Lifetime 2040 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2045 Fund (Target Portfolio)		Great-West Lifetime 2045 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2045 Fund
ASSETS:
Investments at fair value, affiliated(a)		$78,767,209	$832,135,703	$			$910,902,912
Investments at fair value, unaffiliated(b)		7,127,284	87,123,197				94,250,481
Subscriptions receivable		193,478	1,808,708				2,002,186
Receivable for investments sold		-	2,061,811				2,061,811

Total Assets		86,087,971	923,129,419		0		1,009,217,390

LIABILITIES:
Payable for distribution fees		5,056	80,010				85,066
Payable for investments purchased		149,892	227,953				377,845
Payable for shareholder services fees		21,509	240,576				262,085
Payable to investment adviser		8,177	89,422				97,599
Redemptions payable		43,586	3,642,566				3,686,152

Total Liabilities		228,220	4,280,527		0		4,508,747

NET ASSETS		$85,859,751	$918,848,892		$0		$1,004,708,643

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$730,376	$7,815,842	$			$8,546,218
Paid-in capital in excess of par		84,780,351	897,031,762				981,812,113
Undistributed/accumulated earnings (deficit)		349,024	14,001,288				14,350,312

NET ASSETS		$85,859,751	$918,848,892		$0		$1,004,708,643

NET ASSETS BY CLASS
Investor Class		$10,837,822	$44,077,160		$0		$54,914,982

Service Class		$60,435,161	$606,808,261		$0		$667,243,422

Class L	$	N/A	$138,789,653		$0		$138,789,653

Institutional Class		$14,586,768	$129,173,818		$0		$143,760,586

CAPITAL STOCK:
Authorized
Investor Class		20,000,000	35,000,000		0		35,000,000
Service Class		35,000,000	120,000,000		0		120,000,000
Class L		N/A	28,000,000		0		28,000,000
Institutional Class		5,000,000	30,000,000		0		30,000,000
Issued and Outstanding
Investor Class		761,312	3,112,664		4,039	(c)	3,878,015
Service Class		4,234,942	44,724,267		219,378	(c)	49,178,587
Class L		N/A	14,793,401		0	(c)	14,793,401
Institutional Class		2,307,508	15,528,092		(554,020	) (c)	17,281,580

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$14.24	$14.16		$0.00		$14.16

Service Class		$14.27	$13.57		$0.00		$13.57

Class L	$	N/A	$9.38		$0.00		$9.38

Institutional Class		$6.32	$8.32		$0.00		$8.32

(a) Cost of investments, affiliated		$79,176,235	$838,322,584		$0		$917,498,819
(b) Cost of investments, unaffiliated		$6,749,744	$80,351,105		$0		$87,100,849

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2045 Fund shares into Great-West Lifetime 2045 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2050 Fund (Target Portfolio)		Great-West Lifetime 2050 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2050 Fund
ASSETS:
Investments at fair value, affiliated(a)		$4,802,884	$94,186,356	$			$98,989,240
Investments at fair value, unaffiliated(b)		482,364	10,592,213				11,074,577
Subscriptions receivable		20,623	177,302				197,925
Receivable for investments sold		-	532,496				532,496

Total Assets		5,305,871	105,488,367		0		110,794,238

LIABILITIES:
Payable for distribution fees		383	10,658				11,041
Payable for investments purchased		20,623	65,300				85,923
Payable for shareholder services fees		1,391	21,671				23,062
Payable to investment adviser		508	10,069				10,577
Redemptions payable		-	644,498				644,498

Total Liabilities		22,905	752,196		0		775,101

NET ASSETS		$5,282,966	$104,736,171		$0		$110,019,137

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$45,970	$899,482	$			$945,452
Paid-in capital in excess of par		5,166,595	102,963,848				108,130,443
Undistributed/accumulated earnings (deficit)		70,401	872,841				943,242

NET ASSETS		$5,282,966	$104,736,171		$0		$110,019,137

NET ASSETS BY CLASS
Investor Class		$36,520	$3,123,924		$0		$3,160,444

Service Class		$4,557,065	$29,274,435		$0		$33,831,500

Class L	$	N/A	$39,877,093		$0		$39,877,093

Institutional Class		$689,381	$32,460,719		$0		$33,150,100

CAPITAL STOCK:
Authorized
Investor Class		35,000,000	5,000,000		0		5,000,000
Service Class		20,000,000	35,000,000		0		35,000,000
Class L		N/A	7,000,000		0		7,000,000
Institutional Class		5,000,000	5,000,000		0		5,000,000
Issued and Outstanding
Investor Class		3,187	268,753		(45	) (c)	271,895
Service Class		396,318	2,511,606		(5,344	) (c)	2,902,580
Class L		N/A	3,430,032		0	(c)	3,430,032
Institutional Class		60,197	2,784,432		(1,063	) (c)	2,843,566

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$11.46	$11.62		$0.00		$11.62

Service Class		$11.50	$11.66		$0.00		$11.66

Class L	$	N/A	$11.63		$0.00		$11.63

Institutional Class		$11.45	$11.66		$0.00		$11.66

(a) Cost of investments, affiliated		$4,757,876	$95,858,028		$0		$100,615,904
(b) Cost of investments, unaffiliated		$465,451	$10,344,144		$0		$10,809,595

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2050 Fund shares into Great-West Lifetime 2050 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2055 Fund (Target Portfolio)		Great-West Lifetime 2055 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)		$40,942,568	$367,264,236	$			$408,206,804
Investments at fair value, unaffiliated(b)		4,443,455	43,263,928				47,707,383
Subscriptions receivable		116,512	766,115				882,627
Receivable for investments sold		551	1,471,058				1,471,609

Total Assets		45,503,086	412,765,337		0		458,268,423

LIABILITIES:
Payable for distribution fees		2,573	29,955				32,528
Payable for investments purchased		62,862	74,677				137,539
Payable for shareholder services fees		11,322	101,993				113,315
Payable to investment adviser		4,354	39,832				44,186
Redemptions payable		54,201	2,162,496				2,216,697

Total Liabilities		135,312	2,408,953		0		2,544,265

NET ASSETS		$45,367,774	$410,356,384		$0		$455,724,158

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$373,585	$3,116,072	$			$3,489,657
Paid-in capital in excess of par		45,357,977	404,299,586				449,657,563
Undistributed/accumulated earnings (deficit)		(363,788)	2,940,726				2,576,938

NET ASSETS		$45,367,774	$410,356,384		$0		$455,724,158

NET ASSETS BY CLASS
Investor Class		$6,736,705	$18,634,163		$0		$25,370,868

Service Class		$30,773,515	$289,414,535		$0		$320,188,050

Class L	$	N/A	$26,352,145		$0		$26,352,145

Institutional Class		$7,857,554	$75,955,541		$0		$83,813,095

CAPITAL STOCK:
Authorized
Investor Class		35,000,000	35,000,000		0		35,000,000
Service Class		35,000,000	70,000,000		0		70,000,000
Class L		N/A	28,000,000		0		28,000,000
Institutional Class		5,000,000	35,000,000		0		35,000,000
Issued and Outstanding
Investor Class		469,063	1,082,603		(77,676)	(c)	1,473,990
Service Class		2,136,582	17,406,360		(285,760)	(c)	19,257,182
Class L		N/A	2,946,834		0	(c)	2,946,834
Institutional Class		1,130,205	9,724,919		(124,168	) (c)	10,730,956

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$14.36	$17.21		$0.00		$17.21

Service Class		$14.40	$16.63		$0.00		$16.63

Class L	$	N/A	$8.94		$0.00		$8.94

Institutional Class		$6.95	$7.81		$0.00		$7.81

(a) Cost of investments, affiliated		$41,467,314	$372,274,497		$0		$413,741,811
(b) Cost of investments, unaffiliated		$4,295,825	$40,933,952		$0		$45,229,777

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2055 Fund shares into Great-West Lifetime 2055 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2019

	Great-West Lifetime Conservative 2060 Fund (Target Portfolio)		Great-West Lifetime 2060 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great-West Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)		$434,798	$1,055,032	$			$1,489,830
Investments at fair value, unaffiliated(b)		50,396	130,149				180,545
Subscriptions receivable		-	161				161
Receivable for investments sold		-	5,313				5,313

Total Assets		485,194	1,190,655		0		1,675,849

LIABILITIES:
Payable for distribution fees		-	222				222
Payable for investments purchased		-	160				160
Payable for shareholder services fees		7	339				346
Payable to investment adviser		45	111				156
Redemptions payable		-	5,314				5,314

Total Liabilities		52	6,146		0		6,198

NET ASSETS		$485,142	$1,184,509		$0		$1,669,651

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value		$4,600	$11,198	$			$15,798
Paid-in capital in excess of par		454,111	1,140,514				1,594,625
Undistributed/accumulated earnings (deficit)		26,431	32,797				59,228

NET ASSETS		$485,142	$1,184,509		$0		$1,669,651

NET ASSETS BY CLASS
Investor Class		$10,820	$44,891		$0		$55,711

Service Class		$10,819	$22,857		$0		$33,676

Class L	$	N/A	$1,082,427		$0		$1,082,427

Institutional Class		$463,503	$34,334		$0		$497,837

CAPITAL STOCK:
Authorized
Investor Class		35,000,000	50,000,000		0		50,000,000
Service Class		35,000,000	70,000,000		0		70,000,000
Class L		N/A	28,000,000		0		28,000,000
Institutional Class		5,000,000	10,000,000		0		10,000,000
Issued and Outstanding
Investor Class		1,025	4,242		(3	) (c)	5,264
Service Class		1,025	2,159		(3	) (c)	3,181
Class L		N/A	102,342		0	(c)	102,342
Institutional Class		43,948	3,241		(195	) (c)	46,994

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class		$10.56	$10.58		$0.00		$10.58

Service Class		$10.56	$10.59		$0.00		$10.59

Class L	$	N/A	$10.58		$0.00		$10.58

Institutional Class		$10.55	$10.59		$0.00		$10.59

(a) Cost of investments, affiliated		$425,804	$1,044,413		$0		$1,470,217
(b) Cost of investments, unaffiliated		$48,912	$128,026		$0		$176,938

(c)	Adjustment to reflect the transfer of Great-West Conservative Lifetime 2060 Fund shares into Great-West Lifetime 2060 Fund shares in connection with the proposed reorganization.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2015 Fund (Target Portfolio)	Great-West Lifetime 2015 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2015 Fund
INVESTMENT INCOME:
Interest, affiliated	$117,551	$1,311,019	$			$1,428,570
Dividends, affiliated	1,268,557	17,740,274				19,008,831
Dividends, unaffiliated	66,643	1,282,547				1,349,190

Total Income	1,452,751	20,333,840		0		21,786,591

EXPENSES:
Management fees	70,290	997,192			(a)	1,067,482
Shareholder services fees – Investor Class	15,736	215,635				231,371
Shareholder services fees – Service Class	165,851	1,475,612				1,641,463
Shareholder services fees – Class L	0	926,720				926,720
Distribution fees – Service Class	47,373	421,436				468,809
Distribution fees – Class L	0	662,192				662,192

Total Expenses	299,250	4,698,787		0		4,998,037

Less management fees waived	28,288	323,036				351,324

Net Expenses	270,962	4,375,751		0		4,646,713

NET INVESTMENT INCOME	1,181,789	15,958,089		0		17,139,878

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(527,579)	701,771				174,192
Net realized gain on investments, unaffiliated	86,564	1,337,960				1,424,524
Realized gain distributions received, affiliated	824,730	18,546,830				19,371,560
Realized gain distributions received, unaffiliated	66,315	1,219,248				1,285,563

Net Realized Gain	450,030	21,805,809		0		22,255,839

Net change in unrealized appreciation on investments, affiliated	4,858,519	73,118,703				77,977,222
Net change in unrealized appreciation on investments, unaffiliated	277,697	5,295,818				5,573,515

Net Change in Unrealized Appreciation	5,136,216	78,414,521		0		83,550,737

Net Realized and Unrealized Gain	5,586,246	100,220,330		0		105,806,576

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,768,035	$116,178,419		$0		$122,946,454

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2020 Fund (Target Portfolio)	Great-West Lifetime 2020 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2020 Fund
INVESTMENT INCOME:
Interest, affiliated	$9,779	$282,023	$			$291,802
Dividends, affiliated	134,486	5,311,846				5,446,332
Dividends, unaffiliated	7,786	437,692				445,478

Total Income	152,051	6,031,561		0		6,183,612

EXPENSES:
Management fees	7,103	270,433			(a)	277,536
Shareholder services fees – Investor Class	65	52,906				52,971
Shareholder services fees – Service Class	16,403	113,774				130,177
Shareholder services fees – Class L	0	430,668				430,668
Distribution fees – Service Class	4,685	32,513				37,198
Distribution fees – Class L	0	308,063				308,063

Total Expenses	28,256	1,208,357		0		1,236,613

Less management fees waived	2,376	71,093				73,469

Net Expenses	25,880	1,137,264		0		1,163,144

NET INVESTMENT INCOME	126,171	4,894,297		0		5,020,468

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(183,763)	(5,078,327)				(5,262,090)
Net realized gain on investments, unaffiliated	138	(30,925)				(30,787)
Realized gain distributions received, affiliated	99,683	6,631,886				6,731,569
Realized gain distributions received, unaffiliated	7,527	417,675				425,202

Net Realized Gain	(76,415)	1,940,309		0		1,863,894

Net change in unrealized appreciation on investments, affiliated	620,330	23,897,505				24,517,835
Net change in unrealized appreciation on investments, unaffiliated	37,974	1,736,177				1,774,151

Net Change in Unrealized Appreciation	658,304	25,633,682		0		26,291,986

Net Realized and Unrealized Gain	581,889	27,573,991		0		28,155,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$708,060	$32,468,288		$0		$33,176,348

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2025 Fund (Target Portfolio)	Great-West Lifetime 2025 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$185,552	$1,510,742	$			$1,696,294
Dividends, affiliated	3,189,692	36,326,615				39,516,307
Dividends, unaffiliated	200,965	3,166,088				3,367,053

Total Income	3,576,209	41,003,445		0		44,579,654

EXPENSES:
Management fees	170,518	1,992,301			(a)	2,162,819
Shareholder services fees – Investor Class	68,325	418,929				487,254
Shareholder services fees – Service Class	371,499	3,798,688				4,170,187
Shareholder services fees – Class L	0	921,288				921,288
Distribution fees – Service Class	106,130	1,085,256				1,191,386
Distribution fees – Class L	0	658,607				658,607

Total Expenses	716,472	8,875,069		0		9,591,541

Less management fees waived	46,168	401,109				447,277

Net Expenses	670,304	8,473,960		0		9,144,264

NET INVESTMENT INCOME	2,905,905	32,529,485		0		35,435,390

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(331,178)	(5,980,113)				(6,311,291)
Net realized gain on investments, unaffiliated	280,136	4,782,227				5,062,363
Realized gain distributions received, affiliated	2,626,199	47,817,199				50,443,398
Realized gain distributions received, unaffiliated	187,246	2,787,937				2,975,183

Net Realized Gain	2,762,403	49,407,250		0		52,169,653

Net change in unrealized appreciation on investments, affiliated	12,667,842	177,912,892				190,580,734
Net change in unrealized appreciation on investments, unaffiliated	833,892	11,635,972				12,469,864

Net Change in Unrealized Appreciation	13,501,734	189,548,864		0		203,050,598

Net Realized and Unrealized Gain	16,264,137	238,956,114		0		255,220,251

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,170,042	$271,485,599		$0		$290,655,641

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2030 Fund (Target Portfolio)	Great-West Lifetime 2030 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2030 Fund
INVESTMENT INCOME:
Interest, affiliated	$8,429	$131,407	$			$139,836
Dividends, affiliated	213,957	5,330,743				5,544,700
Dividends, unaffiliated	15,723	563,601				579,324

Total Income	238,109	6,025,751		0		6,263,860

EXPENSES:
Management fees	10,374	267,129			(a)	277,503
Shareholder services fees – Investor Class	375	33,576				33,951
Shareholder services fees – Service Class	25,709	150,507				176,216
Shareholder services fees – Class L	0	361,575				361,575
Distribution fees – Service Class	7,350	43,021				50,371
Distribution fees – Class L	0	258,724				258,724

Total Expenses	43,808	1,114,532		0		1,158,340

Less management fees waived	2,176	38,738				40,914

Net Expenses	41,632	1,075,794		0		1,117,426

NET INVESTMENT INCOME	196,477	4,949,957		0		5,146,434

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(300,576)	(4,315,845)				(4,616,421)
Net realized gain on investments, unaffiliated	(3,325)	(59,377)				(62,702)
Realized gain distributions received, affiliated	212,240	9,078,878				9,291,118
Realized gain distributions received, unaffiliated	14,192	494,970				509,162

Net Realized Gain	(77,469)	5,198,626		0		5,121,157

Net change in unrealized appreciation on investments, affiliated	1,007,560	26,181,485				27,189,045
Net change in unrealized appreciation on investments, unaffiliated	69,755	2,241,113				2,310,868

Net Change in Unrealized Appreciation	1,077,315	28,422,598		0		29,499,913

Net Realized and Unrealized Gain	999,846	33,621,224		0		34,621,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,196,323	$38,571,181		$0		$39,767,504

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2035 Fund (Target Portfolio)	Great-West Lifetime 2035 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2035 Fund
INVESTMENT INCOME:
Interest, affiliated	$87,776	$483,000	$			$570,776
Dividends, affiliated	3,056,661	31,885,642				34,942,303
Dividends, unaffiliated	260,214	3,719,219				3,979,433

Total Income	3,404,651	36,087,861		0		39,492,512

EXPENSES:
Management fees	162,953	1,817,655			(a)	1,980,608
Shareholder services fees – Investor Class	66,772	375,696				442,468
Shareholder services fees – Service Class	328,695	3,536,095				3,864,790
Shareholder services fees – Class L	0	757,730				757,730
Distribution fees – Service Class	93,916	1,010,388				1,104,304
Distribution fees – Class L	0	541,787				541,787

Total Expenses	652,336	8,039,351		0		8,691,687

Less management fees waived	24,854	181,397				206,251

Net Expenses	627,482	7,857,954		0		8,485,436

NET INVESTMENT INCOME	2,777,169	28,229,907		0		31,007,076

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(384,355)	(11,236,510)				(11,620,865)
Net realized gain on investments, unaffiliated	389,172	5,964,440				6,353,612
Realized gain distributions received, affiliated	3,616,221	59,402,084				63,018,305
Realized gain distributions received, unaffiliated	218,104	2,979,078				3,197,182

Net Realized Gain	3,839,142	57,109,092		0		60,948,234

Net change in unrealized appreciation on investments, affiliated	14,591,201	200,553,813				215,145,014
Net change in unrealized appreciation on investments, unaffiliated	1,043,020	13,879,905				14,922,925

Net Change in Unrealized Appreciation	15,634,221	214,433,718		0		230,067,939

Net Realized and Unrealized Gain	19,473,363	271,542,810		0		291,016,173

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,250,532	$299,772,717		$0		$322,023,249

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2040 Fund (Target Portfolio)	Great-West Lifetime 2040 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$2,066	$23,354	$			$25,420
Dividends, affiliated	133,314	3,504,778				3,638,092
Dividends, unaffiliated	14,560	494,848				509,408

Total Income	149,940	4,022,980		0		4,172,920

EXPENSES:
Management fees	6,538	181,116			(a)	187,654
Shareholder services fees – Investor Class	46	14,820				14,866
Shareholder services fees – Service Class	16,556	113,674				130,230
Shareholder services fees – Class L	0	250,553				250,553
Distribution fees – Service Class	4,736	32,502				37,238
Distribution fees – Class L	0	179,324				179,324

Total Expenses	27,876	771,989		0		799,865

Less management fees waived	704	13,538				14,242

Net Expenses	27,172	758,451		0		785,623

NET INVESTMENT INCOME	122,768	3,264,529		0		3,387,297

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(171,620)	(2,971,682)				(3,143,302)
Net realized gain on investments, unaffiliated	(3,853)	(22,965)				(26,818)
Realized gain distributions received, affiliated	211,955	7,912,551				8,124,506
Realized gain distributions received, unaffiliated	12,107	393,407				405,514

Net Realized Gain	48,589	5,311,311		0		5,359,900

Net change in unrealized appreciation on investments, affiliated	698,046	20,110,321				20,808,367
Net change in unrealized appreciation on investments, unaffiliated	59,426	1,930,867				1,990,293

Net Change in Unrealized Appreciation	757,472	22,041,188		0		22,798,660

Net Realized and Unrealized Gain	806,061	27,352,499		0		28,158,560

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$928,829	$30,617,028		$0		$31,545,857

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2045 Fund (Target Portfolio)	Great-West Lifetime 2045 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2045 Fund
INVESTMENT INCOME:
Interest, affiliated	$16,579	$65,337	$			$81,916
Dividends, affiliated	1,816,970	17,851,649				19,668,619
Dividends, unaffiliated	220,053	2,653,343				2,873,396

Total Income	2,053,602	20,570,329		0		22,623,931

EXPENSES:
Management fees	103,169	1,063,866			(a)	1,167,035
Shareholder services fees – Investor Class	35,162	185,998				221,160
Shareholder services fees – Service Class	219,342	2,131,315				2,350,657
Shareholder services fees – Class L	0	397,870				397,870
Distribution fees – Service Class	62,676	609,076				671,752
Distribution fees – Class L	0	284,489				284,489

Total Expenses	420,349	4,672,614		0		5,092,963

Less management fees waived	8,236	68,683				76,919

Net Expenses	412,113	4,603,931		0		5,016,044

NET INVESTMENT INCOME	1,641,489	15,966,398		0		17,607,887

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(451,351)	(8,880,049)				(9,331,400)
Net realized gain on investments, unaffiliated	343,494	3,910,427				4,253,921
Realized gain distributions received, affiliated	3,084,145	39,846,390				42,930,535
Realized gain distributions received, unaffiliated	166,896	1,970,762				2,137,658

Net Realized Gain	3,143,184	36,847,530		0		39,990,714

Net change in unrealized appreciation on investments, affiliated	11,255,210	129,315,354				140,570,564
Net change in unrealized appreciation on investments, unaffiliated	880,423	10,064,925				10,945,348

Net Change in Unrealized Appreciation	12,135,633	139,380,279		0		151,515,912

Net Realized and Unrealized Gain	15,278,817	176,227,809		0		191,506,626

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,920,306	$192,194,207		$0		$209,114,513

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2050 Fund (Target Portfolio)	Great-West Lifetime 2050 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2050 Fund
INVESTMENT INCOME:
Interest, affiliated	$494	$3,879	$			$4,373
Dividends, affiliated	102,055	1,882,100				1,984,155
Dividends, unaffiliated	14,513	311,545				326,058

Total Income	117,062	2,197,524		0		2,314,586

EXPENSES:
Management fees	5,266	99,958			(a)	105,224
Shareholder services fees – Investor Class	130	9,238				9,368
Shareholder services fees – Service Class	13,415	91,095				104,510
Shareholder services fees – Class L	0	100,510				100,510
Distribution fees – Service Class	3,838	26,050				29,888
Distribution fees – Class L	0	71,931				71,931

Total Expenses	22,649	398,782		0		421,431

Less management fees waived	370	6,329				6,699

Net Expenses	22,279	392,453		0		414,732

NET INVESTMENT INCOME	94,783	1,805,071		0		1,899,854

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(148,802)	(1,425,868)				(1,574,670)
Net realized gain on investments, unaffiliated	(3,597)	36,270				32,673
Realized gain distributions received, affiliated	197,362	4,444,325				4,641,687
Realized gain distributions received, unaffiliated	11,018	231,302				242,320

Net Realized Gain	55,981	3,286,029		0		3,342,010

Net change in unrealized appreciation on investments, affiliated	611,598	11,214,625				11,826,223
Net change in unrealized appreciation on investments, unaffiliated	58,586	1,166,656				1,225,242

Net Change in Unrealized Appreciation	670,184	12,381,281		0		13,051,465

Net Realized and Unrealized Gain	726,165	15,667,310		0		16,393,475

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$820,948	$17,472,381		$0		$18,293,329

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2055 Fund (Target Portfolio)	Great-West Lifetime 2055 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$4,229	$16,410	$			$20,639
Dividends, affiliated	905,811	7,722,244				8,628,055
Dividends, unaffiliated	137,677	1,314,647				1,452,324

Total Income	1,047,717	9,053,301		0		10,101,018

EXPENSES:
Management fees	52,147	453,384			(a)	505,531
Shareholder services fees – Investor Class	21,842	73,579				95,421
Shareholder services fees – Service Class	107,123	964,728				1,071,851
Shareholder services fees – Class L	0	71,695				71,695
Distribution fees – Service Class	30,622	275,767				306,389
Distribution fees – Class L	0	51,277				51,277

Total Expenses	211,734	1,890,430		0		2,102,164

Less management fees waived	3,756	30,096				33,852

Net Expenses	207,978	1,860,334		0		2,068,312

NET INVESTMENT INCOME	839,739	7,192,967		0		8,032,706

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	(280,786)	(2,728,251)				(3,009,037)
Net realized gain on investments, unaffiliated	183,962	1,682,664				1,866,626
Realized gain distributions received, affiliated	1,713,667	17,285,235				18,998,902
Realized gain distributions received, unaffiliated	97,443	932,664				1,030,107

Net Realized Gain	1,714,286	17,172,312		0		18,886,598

Net change in unrealized appreciation on investments, affiliated	5,750,463	52,637,035				58,387,498
Net change in unrealized appreciation on investments, unaffiliated	502,411	4,693,593				5,196,004

Net Change in Unrealized Appreciation	6,252,874	57,330,628		0		63,583,502

Net Realized and Unrealized Gain	7,967,160	74,502,940		0		82,470,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,806,899	$81,695,907		$0		$90,502,806

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2019

	Great-West Lifetime Conservative 2060 Fund (Target Portfolio)	Great-West Lifetime 2060 Fund (Acquiring Portfolio)	Pro Forma Adjustments			Pro Forma Great- West Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$17	$15	$			$32
Dividends, affiliated	6,466	15,471				21,937
Dividends, unaffiliated	1,388	3,620				5,008

Total Income	7,871	19,106		0		26,977

EXPENSES:
Management fees	215	429			(a)	644
Shareholder services fees – Investor Class	24	39				63
Shareholder services fees – Service Class	24	30				54
Shareholder services fees – Class L	0	1,145				1,145
Distribution fees – Service Class	7	8				15
Distribution fees – Class L	0	809				809

Total Expenses	270	2,460		0		2,730

Less management fees waived	22	31				53

Net Expenses	248	2,429		0		2,677

NET INVESTMENT INCOME	7,623	16,677		0		24,300

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	197	(18,892)				(18,695)
Net realized gain on investments, unaffiliated	(30)	(2,821)				(2,851)
Realized gain distributions received, affiliated	17,223	45,653				62,876
Realized gain distributions received, unaffiliated	1,051	2,738				3,789

Net Realized Gain	18,441	26,678		0		45,119

Net change in unrealized appreciation on investments, affiliated	8,994	10,619				19,613
Net change in unrealized appreciation on investments, unaffiliated	1,484	2,123				3,607

Net Change in Unrealized Appreciation	10,478	12,742		0		23,220

Net Realized and Unrealized Gain	28,919	39,420		0		68,339

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,542	$56,097		$0		$92,639

(a)	No adjustment to management fees as a result of the merger.

GREAT-WEST FUNDS, INC.

Notes to Pro Forma Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of the Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime Conservative 2055 Fund, and Great-West Lifetime Conservative 2060 Fund (the “Target Funds”) into the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, and Great-West Lifetime 2060 Fund (the “Acquiring Funds”) (the “Reorganization”). The Acquiring Funds and the Target Funds are each registered under the Investment Company Act of 1940 (the 1940 Act) as open-end management investment company. The investment objective of each Acquiring Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. The unaudited pro forma financial information is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Funds and the Target Funds as of December 31, 2019.

Under the terms of the Reorganization, the combination of each Acquiring Fund and each Target Fund (the “Pro Forma Combined Funds” or the “Funds”) will be accounted for as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Funds’ shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the surviving fund to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund. The Reorganization will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of each Target Fund by each Acquiring Fund in exchange for shares of each Acquiring Fund and the distribution of such shares to each Target Fund’s shareholders in complete liquidation of each Target Fund. The Pro Forma Schedule of Investments and the Pro Forma Statement of Assets and Liabilities are presented for each Acquiring Fund, each Target Fund and the Pro Forma Combined Funds as if the reorganization occurred on December 31, 2019. The Pro Forma Statement of Operations is presented for each Acquiring Fund, each Target Fund and the Pro Forma Combined Funds for the year from January 1, 2019 through December 31, 2019 (the “Reporting Period”) as if the reorganization occurred on January 1, 2019.

Following the Reorganization, each Acquiring Fund will be the surviving fund. The surviving fund will have the portfolio management team, portfolio composition, strategies and investment objectives, policies and restrictions of each Acquiring Fund. No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of each Acquiring Fund are expected as a result of the Reorganization.

It is estimated that approximately 0% of each Target Fund’s portfolio will be sold prior to or following the Reorganization. It is estimated that such sales in connection with the Reorganization would have resulted in realized gains of approximately $0 (approximately $0.00 per share) and brokerage commissions or other transaction costs of approximately $0, based on average commission rates normally paid by each Acquiring Fund, if such sales occurred on December 31, 2019.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are

December 31, 2019

reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.

Federal Income Taxes and Distributions to Shareholders

The Pro Forma Combined aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments

Great-West Lifetime 2015 Fund	$873,861,723	$13,020,334	$(28,663,935)	$(15,643,601)

Great-West Lifetime 2020 Fund	274,575,925	1,932,750	(7,558,296)	(5,625,546)

Great-West Lifetime 2025 Fund	1,817,148,020	39,577,865	(65,387,675)	(25,809,810)

Great-West Lifetime 2030 Fund	293,821,837	8,041,347	(15,909,675)	(7,868,328)

Great-West Lifetime 2035 Fund	1,712,227,300	46,010,599	(76,472,452)	(30,461,853)

Great-West Lifetime 2040 Fund	207,078,643	3,135,350	(10,270,644)	(7,135,294)

Great-West Lifetime 2045 Fund	1,031,694,913	27,070,092	(53,611,612)	(26,541,520)

Great-West Lifetime 2050 Fund	113,408,143	2,248,631	(5,592,957)	(3,344,326)

Great-West Lifetime 2055 Fund	471,645,818	10,070,874	(25,802,505)	(15,731,631)

Great-West Lifetime 2060 Fund	1,672,890	25,172	(27,687)	(2,515)

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly

December 31, 2019

by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.

Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

The accompanying pro forma financial statements and notes to the pro forma financial statements should be read in conjunction with the December 31, 2019 annual report of each Target Fund and each Acquiring Fund.

December 31, 2019

PART C

OTHER INFORMATION

Item 15. Indemnification

Registrant’s Articles of Amendment and Restatement provides as follows:

Each director and each officer of Great-West Funds shall be indemnified by Great-West Funds to the full extent permitted by the General Laws of the State of Maryland.

Maryland Code, Corporations and Associations, § 2-418 provides:

(a)(1) In this section the following words have the meanings indicated.

(2) “Corporation” includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(3) “Director” means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise, or employee benefit plan.

(4) “Expenses” include attorney’s fees.

(5)(i) “Official capacity” means:

(1) When used with respect to a director, the office of director in the corporation; and

(2) When used with respect to a person other than a director as contemplated in subsection (j) of this section, the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(ii) “Official capacity” does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i) The act or omission of the director was material to the matter giving rise to the proceeding; and

1. Was committed in bad faith; or

2. Was the result of active and deliberate dishonesty; or

(ii) The director actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3)   (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i) For a proceeding brought to enforce indemnification under this section; or

(ii) If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d)	Unless limited by the charter:

(1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section, or in the defense of any claim, issue, or matter in the proceeding, shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding, claim, issue, or matter in which the director has been successful.

(2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) of this section shall be limited to expenses.

(3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director’s liability took place.

(e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2) Such determination shall be made:

(i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii) By the stockholders.

(3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in paragraph (2)(ii) of this subsection for selection of such counsel.

(4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

(i) A written affirmation by the director of the director’s good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2) The undertaking required by paragraph (1)(ii) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e)(2) of this section.

(g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h) This section does not limit the corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i) For purposes of this section:

(1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director’s duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director’s duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j) Unless limited by the charter:

(1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d) of this section;

(2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders’ meeting or prior to the meeting.

*    *    *

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)(1) Articles of Amendment and Restatement dated March 16, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 110 to the Registration Statement filed on April 25, 2011 (File No. 2-75503).

(1)(a)(2) Articles of Amendment dated May  1, 2011 and Articles Supplementary dated April 18, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No. 2-75503).

(1)(a)(3) Articles of Amendment dated July  1, 2011 and Articles Supplementary dated July 2, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No. 2-75503).

(1)(a)(4) Articles Supplementary dated July 24, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 128 to the Registration Statement filed on August 16, 2012 (File No. 2-75503).

(1)(a)(5) Articles Supplementary dated September 12, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503).

(1)(a)(6) Articles of Amendment dated September 24, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503).

(1)(a)(7) Articles Supplementary dated May  1, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 131 filed on April 26, 2013 (File No. 2-75503).

(1)(a)(8) Articles Supplementary January 14, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(9) Articles of Amendment dated September 1, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(10) Articles Supplementary dated December 20, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(11) Articles Supplementary dated May 1, 2015 are incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(1)(a)(12) Articles Supplementary dated June  19, 2015 are incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015 (File No. 2-75503).

(1)(a)(13) Articles of Amendment dated April  29, 2016 and Articles Supplementary dated August 28, 2015; December 17, 2015; April 12, 2016 and April 28, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April  28, 2016 (File No.  2-75503).

(1)(a)(14) Articles of Amendment dated October 14, 2016; April 10, 2017 and May 1, 2017 and Articles Supplementary dated July 27, 2016 and October 17, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(1)(a)(15) Articles Supplementary dated December 29, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(1)(a)(16) Articles of Amendment dated July  17, 2017; September 29, 2017 and April 27, 2018 and Articles Supplementary dated June 30, 2017 and July 14, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 151 filed on April  27, 2018 (File No.  2-75503).

(1)(a)(17) Articles Supplementary dated May 17, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 155 filed on June 21, 2018 (File No. 2-75503).

(1)(a)(18) Articles of Amendment dated August 24, 2018 and Articles Supplementary dated May 1, 2014 and September 10, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No. 2-75503).

(1)(a)(19) Articles Supplementary dated December 3, 2018; December 21, 2018; April 12, 2019 and May 1, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(1)(a)(20) Articles of Amendment dated July 1, 2019; Articles Supplementary dated August 20, 2019; and Articles of Amendment and Articles Supplementary dated October 25, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No. 2-75503).

(1)(a)(21) Articles Supplementary dated February 26, 2020 and April 29, 2020 are incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No. 2-75503).

(2) Amended and Restated Bylaws are incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement.

(5)	Not Applicable.

(6)(a)(1) Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(6)(a)(2) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(6)(a)(3) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated April 27, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 151 filed on April 27, 2018 (File No. 2-75503).

(6)(a)(4) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated May 17, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 155 filed on June 21, 2018 (File No. 2-75503).

(6)(a)(5) Amendments to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated August 1, 2017 and August 24, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No.  2-75503).

(6)(a)(6) Amendments to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated July 17, 2017 and January 11, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(6)(a)(7) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated October 25, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No.  2-75503).

(6)(a)(8) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated April 29, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 to its Registration Statement filed on April 29, 2020 (File No.  2-75503).

(6)(a)(9) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC is filed herewith.

(7)(a)(1) Form of Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(7)(a)(2) Amendment to Principal Underwriting Agreement is filed herewith.

(8)	Not Applicable.

(9) Amended and Restated Custody Agreement with The Bank of New York Mellon dated July 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(10)(a) Service Class Distribution Plan under Rule 12b-1 is filed herewith.

(10)(b)(1) Agreement Pursuant to the Class T1 Distribution Plan for the Great-West Lifetime Funds dated April 30, 2009 and Agreement Pursuant to the Class G1 Distribution Plan for the Great-West SecureFoundation® Funds dated October 23, 2009 are incorporated by reference to Post-Effective Amendment No. 105 filed on April 30, 2010 (File No. 2-75503).

(10)(b)(2) Amendment to Agreement Pursuant to the Class G1 Distribution Plan for the Great-West SecureFoundation® Funds dated December 31, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No.  2-75503).

(10)(b)(3) Amendment to Agreement Pursuant to the Class T1 Distribution Plan dated April 29, 2016; Amendment to Agreement Pursuant to Distribution and Service Plan renaming T1 and G1 shares to Service Class shares dated May 1, 2017; and Amendment to Agreement Pursuant to Distribution and Service Plan dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(10)(b)(4) Amendment to Agreement Pursuant to Distribution and Service Plan is filed herewith.

(10)(c) Class L Distribution and Service Plan under Rule 12b-1 is filed herewith.

(10)(d)(1) Agreement Pursuant to the Class L Distribution and Service Plan for certain Funds dated December 31, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503).

(10)(d)(2) Amendment to Agreement Pursuant to the Class L Distribution and Service Plan dated June 8, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No. 2-75503).

(10)(d)(3) Amendment to Agreement Pursuant to the Class L Distribution and Service Plan dated July 19, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No. 2-75503).

(10)(d)(4) Amendment to Agreement Pursuant to the Class L Distribution and Service Plan dated September 20, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 121 filed on September 21, 2011 (File No. 2-75503).

(10)(d)(5) Amendment to Agreement Pursuant to the Class L Distribution and Service Plan dated April 11, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 126 to the Registration Statement filed on April 27, 2012 (File No. 2-75503).

(10)(d)(6) Amendment to Agreement Pursuant to Class L Distribution and Service Plan dated September 20, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503).

(10)(d)(7) Amendment to Agreement Pursuant to Class L Distribution and Service Plan dated June 11, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015 (File No. 2-75503).

(10)(d)(8) Amendment to Agreement Pursuant to Class L Distribution and Service Plan dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(10)(d)(9) Amendments to Agreement Pursuant to Class L Distribution and Service Plan dated July 14, 2017 and September 10, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August  28, 2018 (File No.  2-75503).

(10)(d)(10) Amendment to Agreement Pursuant to Class L Distribution and Service Plan dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(10)(d)(11) Amendment to Agreement Pursuant to Class L Distribution and Service Plan is filed herewith.

(10)(e) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for certain Funds (Institutional Class, Investor Class, Investor II Class and Class L) dated May 1, 2019 is incorporated by reference to Registrant’s Form N-14 Registration Statement filed on June 14, 2019 (File No. 333-232139).

(11)	Legal Opinion is filed herewith.

(12) Form of Opinion and Consent of Vedder Price P.C. supporting the tax matters and consequences to shareholders discussed in the Information Statement/Prospectus is incorporated by reference to Registrant’s Form N-14 Registration Statement filed on April 29, 2020 (File No. 333-237892).

(13)(a)(1)  Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated November  2, 2001 is incorporated by reference to Registrant’s Post-Effective Amendment No. 74 filed on March 1, 2002 (File No. 2-75503).

(13)(a)(2) Global Securities Lending Supplement dated April 29, 2010 and forms of amendments to Securities Lending Agreement and Guaranty are incorporated by reference to Registrant’s Post-Effective Amendment No. 123 to its Registration Statement filed on October 14, 2011 (File No.  2-75503).

(13)(a)(3) Supplement to Securities Lending Agreement and Guaranty dated March 6, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(13)(b)(1)  Rule 22c-2 Shareholder Information Agreement with GWFS Equities, Inc. dated April  16, 2007 is incorporated by reference to Registrant’s Post-Effective Amendment No. 88 to its Registration Statement filed on May 1, 2007 (File No. 2-75503).

(13)(b)(2)  SEC Rule 22c-2 Amendment to Rule 22c-2 Shareholder Information Agreement dated January  1, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503).

(13)(c)(1) Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No.  2-75503).

(13)(c)(2) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2016 is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No.  2-75503).

(13)(c)(3) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(13)(c)(4) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(13)(c)(5) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company is filed herewith.

(13)(d)(1) Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(13)(d)(2) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2016 is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No. 2-75503).

(13)(d)(3) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(d)(4) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(13)(d)(5) Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No. 2-75503).

(13)(d)(6) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(d)(7) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds is filed herewith.

(13)(e)  Shareholder Services Agreement for certain Great-West Funds is incorporated by reference to Registrant’s Post-Effective Amendment No.  170 to its Registration Statement filed on April 29, 2020 (File No.  2-75503).

(14) Written Consent of Deloitte  & Touche LLP, Independent Registered Public Accounting Firm, is filed herewith.

(15)	Not Applicable.

(16) Powers of Attorney for Ms.  Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr. Lake are incorporated by reference to Registrant’s Form N-14 Registration Statement filed on April 29, 2020 (File No. 333-237892).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that an executed opinion of counsel supporting the tax matters discussed in the Information Statement/Prospectus will be filed with the Securities and Exchange Commission following the closing of this reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Greenwood Village and State of Colorado, on the 17th day of June, 2020.

GREAT-WEST FUNDS, INC. (Registrant)
By:	/s/ Jonathan Kreider
Jonathan D. Kreider President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Gail H. Klapper*	Director	June 17, 2020
Gail H. Klapper*

	/s/ Stephen G. McConahey*	Director	June 17, 2020
Stephen G. McConahey*

	/s/ James A. Hillary*	Director	June 17, 2020
James A. Hillary*

	/s/ R. Timothy Hudner*	Director	June 17, 2020
R. Timothy Hudner*

	/s/ Steven A. Lake*	Director	June 17, 2020
Steven A. Lake*

	/s/ Jonathan D. Kreider	President & Chief Executive Officer	June 17, 2020
Jonathan D. Kreider

	/s/ Mary C. Maiers	Chief Financial Officer & Treasurer	June 17, 2020
	Mary C. Maiers	(acting Principal Accounting Officer)

*By:	/s/ Ryan L. Logsdon		June 17, 2020
Ryan L. Logsdon (Attorney-in-fact)

*

Powers of Attorney for Ms. Klapper, Messrs. McConahey, Hillary, Hudner, and Lake are incorporated by reference to Registrant’s Form N-14 Registration Statement filed on April 29, 2020 (File No. 333-237892).